UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4008

Fidelity Investment Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Total Emerging Markets Fund

January 31, 2017

TEK-QTLY-0317
1.931232.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.5%
		Shares	Value
Argentina - 0.3%
Grupo Superveille SA sponsored ADR		6,300	$92,799
Telecom Argentina SA Class B sponsored ADR		12,934	249,626
YPF SA Class D sponsored ADR		17,100	370,557

TOTAL ARGENTINA			712,982

Australia - 0.0%
Frontier Digital Ventures Ltd.		113,377	38,693
Austria - 0.3%
Erste Group Bank AG		21,275	646,273
Bermuda - 0.8%
AGTech Holdings Ltd. (a)		728,000	134,228
Credicorp Ltd. (United States)		2,460	402,653
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	47,428
PAX Global Technology Ltd.		327,460	228,201
Shangri-La Asia Ltd.		724,000	805,298
VimpelCom Ltd. sponsored ADR		52,760	223,175

TOTAL BERMUDA			1,840,983

Brazil - 2.4%
B2W Companhia Global do Varejo (a)		151,540	577,094
BB Seguridade Participacoes SA		66,170	586,083
BR Malls Participacoes SA		118,360	551,027
Cielo SA		41,028	344,906
Companhia de Saneamento de Minas Gerais		37,896	519,054
Cosan SA Industria e Comercio		19,935	254,763
Direcional Engenharia SA		95,000	178,176
FPC Par Corretora de Seguros		123,300	551,722
Localiza Rent A Car SA		32,000	374,219
Minerva SA (a)		126,600	482,519
Smiles SA		69,600	1,148,551

TOTAL BRAZIL			5,568,114

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		18,116	328,805
Canada - 0.4%
Pacific Exploration and Production Corp.		551	23,776
Pacific Exploration and Production Corp. Class D		450	19,418
Pan American Silver Corp.		35,900	701,127
Torex Gold Resources, Inc. (a)		12,130	257,282

TOTAL CANADA			1,001,603

Cayman Islands - 8.5%
51job, Inc. sponsored ADR (a)		8,800	309,584
58.com, Inc. ADR (a)		34,050	993,579
Airtac International Group		21,000	174,717
Alibaba Group Holding Ltd. sponsored ADR (a)		26,500	2,684,715
Bitauto Holdings Ltd. ADR (a)		24,500	477,750
BizLink Holding, Inc.		27,294	144,387
China State Construction International Holdings Ltd.		216,000	350,990
CK Hutchison Holdings Ltd.		16,710	200,272
Ctrip.com International Ltd. ADR (a)		31,600	1,365,436
Fang Holdings Ltd. ADR		47,200	179,832
Haitian International Holdings Ltd.		138,000	280,725
JD.com, Inc. sponsored ADR (a)		118,200	3,356,880
Momo, Inc. ADR (a)		11,200	254,576
NetEase, Inc. ADR		2,900	736,310
Sino Biopharmaceutical Ltd.		714,000	560,403
Sunny Optical Technology Group Co. Ltd.		68,000	398,447
Tencent Holdings Ltd.		201,450	5,266,980
Uni-President China Holdings Ltd.		1,004,600	767,579
Vipshop Holdings Ltd. ADR (a)		79,500	899,940

TOTAL CAYMAN ISLANDS			19,403,102

Chile - 1.2%
Compania Cervecerias Unidas SA sponsored ADR		26,800	605,412
CorpBanca SA		44,292,750	362,701
Enersis SA		2,509,827	448,892
Inversiones La Construccion SA		26,839	349,674
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		16,700	539,744
Vina Concha y Toro SA		335,968	546,500

TOTAL CHILE			2,852,923

China - 4.2%
Anhui Conch Cement Co. Ltd. (H Shares)		150,500	484,304
BBMG Corp. (H Shares)		1,519,000	582,931
China Life Insurance Co. Ltd. (H Shares)		371,834	1,024,249
China Longyuan Power Grid Corp. Ltd. (H Shares)		366,960	299,740
China Oilfield Services Ltd. (H Shares)		106,000	113,073
China Pacific Insurance (Group) Co. Ltd. (H Shares)		280,106	994,939
China Petroleum & Chemical Corp. (H Shares)		552,000	436,040
China Telecom Corp. Ltd. (H Shares)		904,449	427,025
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		21,600	82,016
Industrial & Commercial Bank of China Ltd. (H Shares)		3,142,160	1,921,070
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		77,371	206,985
Kweichow Moutai Co. Ltd. (A Shares)		8,552	428,019
Maanshan Iron & Steel Ltd. (H Shares) (a)		640,000	234,536
PICC Property & Casualty Co. Ltd. (H Shares)		320,580	484,605
Qingdao Haier Co. Ltd.		520,282	764,359
Shanghai International Airport Co. Ltd. (A Shares)		71,486	285,668
Tsingtao Brewery Co. Ltd. (H Shares)		142,000	567,007
Zhengzhou Yutong Bus Co. Ltd.		102,854	302,808

TOTAL CHINA			9,639,374

Colombia - 0.2%
Bancolombia SA sponsored ADR		13,535	512,435
Czech Republic - 0.2%
MONETA Money Bank A/S		132,000	435,588
Egypt - 0.1%
Global Telecom Holding GDR (a)		64,860	117,397
Greece - 0.2%
Titan Cement Co. SA (Reg.)		24,000	539,145
Hong Kong - 3.0%
AIA Group Ltd.		50,320	311,549
China Mobile Ltd.		43,950	494,553
China Mobile Ltd. sponsored ADR		32,728	1,865,496
China Resources Beer Holdings Co. Ltd. (a)		460,666	935,665
China Resources Power Holdings Co. Ltd.		161,809	277,905
China Unicom Ltd. sponsored ADR		18,900	226,233
CNOOC Ltd.		1,117,000	1,394,859
Far East Horizon Ltd.		1,092,980	996,392
Sinotruk Hong Kong Ltd.		412,000	308,916

TOTAL HONG KONG			6,811,568

India - 5.0%
ACC Ltd.		6,130	128,338
Adani Ports & Special Economic Zone		138,194	600,447
Axis Bank Ltd.		70,444	486,216
Bharti Infratel Ltd.		64,336	279,966
Coal India Ltd.		131,884	603,992
Edelweiss Financial Services Ltd.		153,596	250,590
Eicher Motors Ltd.		1,179	402,141
ICICI Bank Ltd.		71,446	285,174
ICICI Bank Ltd. sponsored ADR		31,800	246,450
ITC Ltd.		158,678	606,603
JK Cement Ltd.		20,686	221,490
Larsen & Toubro Ltd.		25,907	554,958
LIC Housing Finance Ltd.		57,615	472,381
Lupin Ltd.		44,601	971,557
Petronet LNG Ltd.		77,094	427,006
Phoenix Mills Ltd.		69,706	357,022
Power Grid Corp. of India Ltd.		341,502	1,048,052
Reliance Industries Ltd.		85,432	1,322,573
SREI Infrastructure Finance Ltd.		116,223	149,851
State Bank of India		201,973	778,844
Sun Pharmaceutical Industries Ltd.		98,046	917,071
Tata Consultancy Services Ltd.		11,125	367,422

TOTAL INDIA			11,478,144

Indonesia - 1.1%
PT Astra International Tbk		1,410,000	839,506
PT Bank Mandiri (Persero) Tbk		741,050	604,939
PT Bank Rakyat Indonesia Tbk		862,100	757,021
PT Kalbe Farma Tbk		1,755,800	190,669
PT Link Net Tbk		500,500	187,418

TOTAL INDONESIA			2,579,553

Israel - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.		357,955	624,834
Japan - 0.8%
Alps Electric Co. Ltd.		8,300	221,632
Nexon Co. Ltd.		11,900	181,488
Nissha Printing Co. Ltd.		7,300	200,425
Rakuten, Inc.		25,962	259,252
Sony Corp.		8,600	260,389
Sumco Corp.		31,700	497,216
Suzuki Motor Corp.		5,500	212,820

TOTAL JAPAN			1,833,222

Korea (South) - 7.2%
AMOREPACIFIC Group, Inc.		3,207	377,332
Daou Technology, Inc.		27,259	420,139
Duk San Neolux Co. Ltd. (a)		3,115	71,679
EO Technics Co. Ltd.		1,264	93,293
Fila Korea Ltd.		6,383	381,328
Hanon Systems		33,927	267,790
Hyundai Fire & Marine Insurance Co. Ltd.		18,506	483,687
Hyundai Glovis Co. Ltd.		2,593	350,121
Hyundai Mobis		6,131	1,288,344
InterPark INT Corp.		22,128	175,812
KB Financial Group, Inc.		41,658	1,701,023
KEPCO Plant Service & Engineering Co. Ltd.		5,009	237,916
Korea Electric Power Corp.		14,118	520,398
Korea Express Co. Ltd. (a)		2,115	299,353
Korean Reinsurance Co.		58,089	547,279
KT Corp.		4,885	124,752
KT Corp. sponsored ADR (b)		1,930	28,699
LG Chemical Ltd.		1,937	440,673
LG Display Co. Ltd.		4,444	118,306
Samsung Electronics Co. Ltd.		2,954	5,060,841
Samsung Fire & Marine Insurance Co. Ltd.		843	196,909
Samsung Life Insurance Co. Ltd.		5,965	574,935
Samsung SDI Co. Ltd.		6,639	665,840
Shinhan Financial Group Co. Ltd.		39,028	1,555,515
Shinhan Financial Group Co. Ltd. sponsored ADR		400	15,816
SK Telecom Co. Ltd.		152	29,433
SK Telecom Co. Ltd. sponsored ADR		16,184	347,956
Viatron Technologies, Inc.		5,775	113,079

TOTAL KOREA (SOUTH)			16,488,248

Mauritius - 0.2%
MakeMyTrip Ltd. (a)		11,500	384,100
Mexico - 3.0%
America Movil S.A.B. de CV Series L sponsored ADR		21,073	265,731
Banregio Grupo Financiero S.A.B. de CV		34,980	194,262
CEMEX S.A.B. de CV sponsored ADR		112,088	1,037,935
El Puerto de Liverpool S.A.B. de CV Class C		10,300	64,990
Fibra Uno Administracion SA de CV		269,460	385,321
Gruma S.A.B. de CV Series B		64,840	872,379
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		53,200	412,186
Grupo Comercial Chedraui S.A.B. de CV		87,376	160,938
Grupo Financiero Banorte S.A.B. de CV Series O		177,129	848,972
Infraestructura Energetica Nova S.A.B. de CV		98,900	436,557
Macquarie Mexican (REIT)		734,170	722,781
Promotora y Operadora de Infraestructura S.A.B. de CV		30,245	263,689
Tenedora Nemak SA de CV		544,467	505,995
Wal-Mart de Mexico SA de CV Series V		460,900	815,557

TOTAL MEXICO			6,987,293

Netherlands - 0.6%
Altice NV Class B (a)		10,746	236,414
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(c)		66,550	252,694
X5 Retail Group NV GDR (Reg. S) (a)		3,100	104,005
Yandex NV Series A (a)		36,067	834,590

TOTAL NETHERLANDS			1,427,703

Nigeria - 0.1%
Guaranty Trust Bank PLC		476,923	36,999
Guaranty Trust Bank PLC GDR (Reg. S)		23,480	82,180
Transnational Corp. of Nigeria PLC		6,036,239	15,807
Zenith Bank PLC		3,605,933	185,313

TOTAL NIGERIA			320,299

Pakistan - 0.3%
Habib Bank Ltd.		315,000	784,096
Panama - 0.1%
Copa Holdings SA Class A		2,449	238,753
Philippines - 0.5%
Metropolitan Bank & Trust Co.		370,201	607,321
Robinsons Land Corp.		843,380	426,108

TOTAL PHILIPPINES			1,033,429

Romania - 0.1%
Banca Transilvania SA		391,013	221,593
Russia - 3.9%
Lukoil PJSC sponsored ADR		31,200	1,750,632
Magnit OJSC GDR (Reg. S)		10,500	384,300
MegaFon PJSC (a)		14,600	153,585
MegaFon PJSC GDR		8,020	87,017
MMC Norilsk Nickel PJSC sponsored ADR		54,900	887,733
Mobile TeleSystems OJSC		81,882	375,029
Mobile TeleSystems OJSC sponsored ADR		3,400	35,598
NOVATEK OAO GDR (Reg. S)		8,500	1,076,100
Rosneft Oil Co. OJSC		81,300	541,414
RusHydro PJSC (a)		5,815,700	99,937
Sberbank of Russia		410,130	1,172,291
Sberbank of Russia sponsored ADR		154,884	1,805,947
Sistema JSFC		620,100	246,422
Sistema JSFC sponsored GDR		7,260	69,478
Unipro PJSC		6,832,700	320,991

TOTAL RUSSIA			9,006,474

Singapore - 0.3%
Ascendas Real Estate Investment Trust (a)		174,790	305,093
First Resources Ltd.		260,700	357,009

TOTAL SINGAPORE			662,102

South Africa - 4.2%
Alexander Forbes Group Holdings Ltd.		361,576	191,857
Aspen Pharmacare Holdings Ltd.		25,169	575,291
Barclays Africa Group Ltd.		32,275	380,378
Bidcorp Ltd.		19,256	331,889
Bidvest Group Ltd.		36,856	433,684
FirstRand Ltd.		181,000	674,301
Imperial Holdings Ltd.		45,229	559,900
JSE Ltd.		17,210	206,060
Life Healthcare Group Holdings Ltd.		169,400	422,400
Naspers Ltd. Class N		31,531	5,023,266
Nedbank Group Ltd.		22,480	387,390
Telkom SA Ltd.		65,302	356,823

TOTAL SOUTH AFRICA			9,543,239

Taiwan - 4.6%
Advantech Co. Ltd.		69,000	586,236
Boardtek Electronics Corp.		103,000	99,069
Chroma ATE, Inc.		68,000	178,554
E.SUN Financial Holdings Co. Ltd.		737,200	436,073
eMemory Technology, Inc.		8,995	115,356
GlobalWafers Co. Ltd.		65,000	298,007
Hon Hai Precision Industry Co. Ltd. (Foxconn)		131,000	351,540
King's Town Bank		99,600	91,328
Largan Precision Co. Ltd.		15,403	2,197,571
MediaTek, Inc.		66,000	451,772
Taiwan Cement Corp.		643,000	729,780
Taiwan Fertilizer Co. Ltd.		147,000	191,818
Taiwan Semiconductor Manufacturing Co. Ltd.		582,000	3,485,347
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		4,642	143,484
Universal Cement Corp.		224,320	176,922
Vanguard International Semiconductor Corp.		111,000	200,359
Wistron NeWeb Corp.		56,780	162,746
Yuanta Financial Holding Co. Ltd.		1,489,231	592,054

TOTAL TAIWAN			10,488,016

Thailand - 1.2%
Delta Electronics PCL (For. Reg.)		21,600	52,758
Kasikornbank PCL (For. Reg.)		187,680	1,002,350
PTT Global Chemical PCL (For. Reg.)		317,000	611,743
PTT PCL (For. Reg.)		67,200	773,305
Star Petroleum Refining PCL		754,400	266,455

TOTAL THAILAND			2,706,611

Turkey - 0.7%
Aselsan A/S		83,000	300,486
Bim Birlesik Magazalar A/S JSC		34,000	485,244
Enka Insaat ve Sanayi A/S		139,550	212,294
Tupras Turkiye Petrol Rafinelleri A/S		32,200	699,360

TOTAL TURKEY			1,697,384

United Arab Emirates - 1.0%
DP World Ltd.		23,441	443,035
Emaar Properties PJSC		464,773	940,201
First Gulf Bank PJSC		240,046	846,360

TOTAL UNITED ARAB EMIRATES			2,229,596

United Kingdom - 0.4%
Fresnillo PLC		19,400	354,608
Mondi PLC		21,200	466,985

TOTAL UNITED KINGDOM			821,593

TOTAL COMMON STOCKS
(Cost $121,884,911)			132,005,267

Nonconvertible Preferred Stocks - 4.8%
Brazil - 4.0%
Ambev SA sponsored ADR		205,200	1,106,028
Banco do Estado Rio Grande do Sul SA		88,820	443,945
Companhia Paranaense de Energia-Copel:
(PN-B)		1,415	14,437
(PN-B) sponsored ADR		49,352	503,884
Fibria Celulose SA sponsored ADR		51,100	471,142
Itau Unibanco Holding SA sponsored ADR		242,241	2,860,866
Metalurgica Gerdau SA (PN) (a)		334,870	597,242
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)		134,806	1,282,005
Telefonica Brasil SA		40,543	600,470
Vale SA (PN-A) sponsored ADR		122,600	1,187,994

TOTAL BRAZIL			9,068,013

Korea (South) - 0.8%
Hyundai Motor Co. Series 2		5,451	453,921
Samsung Electronics Co. Ltd.		844	1,151,340
Samsung Fire & Marine Insurance Co. Ltd.		1,782	287,810

TOTAL KOREA (SOUTH)			1,893,071

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,955,200)			10,961,084
		Principal Amount(d)	Value

Nonconvertible Bonds - 8.6%
Azerbaijan - 0.5%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		400,000	400,748
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		525,000	567,326
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		275,000	289,850

TOTAL AZERBAIJAN			1,257,924

Canada - 0.2%
First Quantum Minerals Ltd.:
7% 2/15/21 (c)		250,000	256,250
7.25% 10/15/19 (c)		200,000	206,500
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (e)		18,000	20,160

TOTAL CANADA			482,910

Cayman Islands - 0.1%
Odebrecht Finance Ltd. 4.375% 4/25/25 (c)		400,000	172,000
Georgia - 0.5%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		250,000	262,550
JSC BGEO Group 6% 7/26/23 (c)		200,000	202,152
JSC Georgian Railway 7.75% 7/11/22 (c)		600,000	652,740

TOTAL GEORGIA			1,117,442

Indonesia - 0.7%
PT Pertamina Persero:
4.875% 5/3/22 (c)		275,000	284,543
5.625% 5/20/43 (c)		200,000	189,534
6% 5/3/42 (c)		400,000	394,591
6.5% 5/27/41 (c)		700,000	735,085

TOTAL INDONESIA			1,603,753

Ireland - 0.3%
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (c)		425,000	466,438
6.902% 7/9/20 (c)		200,000	217,500

TOTAL IRELAND			683,938

Kazakhstan - 0.4%
Kazagro National Management Holding JSC 4.625% 5/24/23 (c)		400,000	379,462
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (c)		250,000	272,355
7% 5/5/20 (c)		200,000	219,718

TOTAL KAZAKHSTAN			871,535

Luxembourg - 0.4%
Kernel Holding SA 8.75% 1/31/22 (c)		200,000	200,540
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		300,000	325,260
RSHB Capital SA 5.1% 7/25/18 (c)		400,000	409,760

TOTAL LUXEMBOURG			935,560

Mexico - 1.0%
Petroleos Mexicanos:
4.6065% 3/11/22 (c)(e)		260,000	270,075
5.5% 6/27/44		305,000	250,164
6.375% 2/4/21		150,000	160,376
6.375% 1/23/45		20,000	17,900
6.5% 6/2/41		1,100,000	1,022,450
6.75% 9/21/47		200,000	188,740
6.875% 8/4/26		400,000	422,660

TOTAL MEXICO			2,332,365

Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		250,000	247,484
Netherlands - 1.3%
Petrobras Global Finance BV:
6.85% 6/5/2115		965,000	810,890
7.25% 3/17/44		205,000	192,290
8.375% 5/23/21		325,000	362,375
8.75% 5/23/26		1,425,000	1,605,120

TOTAL NETHERLANDS			2,970,675

South Africa - 0.1%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (c)		300,000	303,072
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (c)		313,958	303,755
9.75% 8/14/19 (c)		300,000	316,500

TOTAL TRINIDAD & TOBAGO			620,255

Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		400,000	376,904
Turkey - 0.1%
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (c)		200,000	189,904
United Arab Emirates - 0.1%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		300,000	330,912
United Kingdom - 0.3%
Biz Finance PLC 9.625% 4/27/22 (c)		750,000	738,405
United States of America - 0.6%
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,075,000	1,051,565
8.625% 2/1/22		300,000	341,250

TOTAL UNITED STATES OF AMERICA			1,392,815

Venezuela - 1.4%
Petroleos de Venezuela SA:
5.25% 4/12/17		700,000	654,500
5.5% 4/12/37		500,000	190,000
6% 11/15/26 (Reg. S)		2,450,000	930,143
8.5% 11/2/17 (c)		250,000	217,875
8.5% 10/27/20 (Reg. S)		600,000	465,000
9% 11/17/21 (Reg. S)		550,000	313,500
12.75% 2/17/22 (c)		600,000	397,500

TOTAL VENEZUELA			3,168,518

TOTAL NONCONVERTIBLE BONDS
(Cost $19,736,735)			19,796,371

Government Obligations - 18.9%
Angola - 0.2%
Angola Republic 9.5% 11/12/25 (c)		550,000	525,052
Argentina - 1.2%
Argentine Republic:
6.625% 7/6/28 (c)		150,000	144,150
6.875% 4/22/21 (c)		620,000	659,370
6.875% 1/26/27 (c)		900,000	891,000
7.5% 4/22/26 (c)		660,000	689,040
8.28% 12/31/33		315,459	333,597

TOTAL ARGENTINA			2,717,157

Armenia - 0.4%
Republic of Armenia:
6% 9/30/20 (c)		325,000	335,992
7.15% 3/26/25 (c)		600,000	628,524

TOTAL ARMENIA			964,516

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	335,712
Barbados - 0.3%
Barbados Government 7% 8/4/22 (c)		650,000	597,714
Belarus - 0.4%
Belarus Republic 8.95% 1/26/18		800,000	821,760
Brazil - 0.6%
Brazilian Federative Republic:
5% 1/27/45		200,000	171,000
5.625% 2/21/47		200,000	186,000
7.125% 1/20/37		200,000	219,500
8.25% 1/20/34		500,000	600,000
12.25% 3/6/30		100,000	157,500

TOTAL BRAZIL			1,334,000

Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (c)		1,100,000	1,184,678
Colombia - 0.2%
Colombian Republic:
6.125% 1/18/41		100,000	110,750
7.375% 9/18/37		250,000	310,000

TOTAL COLOMBIA			420,750

Congo - 0.0%
Congo Republic 4% 6/30/29 (f)		11,828	7,570
Costa Rica - 0.5%
Costa Rican Republic:
4.375% 4/30/25 (c)		225,000	206,438
7.158% 3/12/45 (c)		900,000	875,502

TOTAL COSTA RICA			1,081,940

Croatia - 0.3%
Croatia Republic 6% 1/26/24 (c)		650,000	711,373
Dominican Republic - 0.5%
Dominican Republic:
5.95% 1/25/27 (c)		125,000	125,000
6.6% 1/28/24 (c)		725,000	775,750
6.85% 1/27/45 (c)		200,000	196,664

TOTAL DOMINICAN REPUBLIC			1,097,414

Ecuador - 0.3%
Ecuador Republic:
7.95% 6/20/24 (c)		200,000	198,000
9.65% 12/13/26 (c)		200,000	211,000
10.75% 3/28/22 (c)		200,000	224,500

TOTAL ECUADOR			633,500

Egypt - 0.6%
Arab Republic 5.875% 6/11/25 (c)		200,000	184,130
Arab Republic of Egypt:
6.125% 1/31/22 (c)		400,000	403,596
7.5% 1/31/27 (c)		200,000	200,282
8.5% 1/31/47 (c)		500,000	510,680

TOTAL EGYPT			1,298,688

El Salvador - 0.3%
El Salvador Republic:
6.375% 1/18/27 (c)		400,000	351,000
7.625% 2/1/41 (c)		450,000	386,438

TOTAL EL SALVADOR			737,438

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (c)		600,000	540,000
Gabon - 0.3%
Gabonese Republic:
6.375% 12/12/24 (c)		200,000	183,602
6.95% 6/16/25 (c)		550,000	509,526

TOTAL GABON			693,128

Ghana - 0.7%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		400,000	390,520
9.25% 9/15/22 (c)		550,000	581,064
10.75% 10/14/30 (c)		600,000	707,100

TOTAL GHANA			1,678,684

Indonesia - 0.4%
Indonesian Republic:
8.25% 7/15/21	IDR	8,000,000,000	616,514
8.5% 10/12/35 (c)		200,000	277,626

TOTAL INDONESIA			894,140

Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		750,000	622,035
Ivory Coast - 0.2%
Ivory Coast 5.375% 7/23/24 (c)		400,000	379,000
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		200,000	224,006
Jordan - 0.2%
Jordanian Kingdom 5.75% 1/31/27 (c)		600,000	571,884
Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (c)		700,000	675,535
Lebanon - 1.7%
Lebanese Republic:
4% 12/31/17		197,000	195,779
5% 10/12/17		275,000	275,985
5.15% 6/12/18		1,400,000	1,408,820
5.15% 11/12/18		100,000	100,072
5.45% 11/28/19		700,000	696,248
6% 5/20/19		675,000	681,588
6.1% 10/4/22		300,000	296,904
6.375% 3/9/20		275,000	279,411

TOTAL LEBANON			3,934,807

Mexico - 0.5%
United Mexican States 10% 12/5/24	MXN	21,000,000	1,164,875
Mongolia - 0.3%
Mongolian People's Republic:
4.125% 1/5/18 (Reg. S)		400,000	387,528
5.125% 12/5/22 (Reg. S)		400,000	346,750

TOTAL MONGOLIA			734,278

Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		343,750	350,467
Oman - 0.2%
Sultanate of Oman 4.75% 6/15/26 (c)		400,000	384,000
Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (c)		200,000	213,926
8.25% 4/15/24 (c)		200,000	221,754

TOTAL PAKISTAN			435,680

Qatar - 0.2%
State of Qatar 9.75% 6/15/30 (Reg. S)		375,000	588,375
Russia - 0.6%
Ministry of Finance Russian Federation 4.75% 5/27/26 (c)		200,000	206,544
Russian Federation:
5.625% 4/4/42 (c)		200,000	216,716
6.7% 5/15/19	RUB	12,540,000	202,625
12.75% 6/24/28 (Reg. S)		425,000	729,725

TOTAL RUSSIA			1,355,610

Rwanda - 0.4%
Republic of Rwanda 6.625% 5/2/23 (c)		1,025,000	1,014,463
Saudi Arabia - 0.5%
Saudi Arabia Kingdom of:
2.375% 10/26/21 (c)		415,000	404,210
4.5% 10/26/46 (c)		760,000	743,443

TOTAL SAUDI ARABIA			1,147,653

Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (c)		400,000	442,288
Serbia - 0.1%
Republic of Serbia 4.875% 2/25/20 (c)		200,000	205,250
South Africa - 0.1%
South African Republic 5.875% 9/16/25		200,000	215,608
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		200,000	202,987
6.85% 11/3/25 (c)		250,000	249,725

TOTAL SRI LANKA			452,712

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (c)		900,000	908,487
Tanzania - 0.1%
United Republic of Tanzania 7.2501% 3/9/20 (e)		155,556	163,663
Turkey - 1.3%
Turkish Republic:
4.875% 10/9/26		400,000	372,752
6% 3/25/27		300,000	302,461
6.25% 9/26/22		850,000	888,939
6.875% 3/17/36		250,000	258,750
7% 6/5/20		450,000	485,100
7.375% 2/5/25		100,000	110,212
8% 2/14/34		250,000	286,875
11.875% 1/15/30		165,000	247,290

TOTAL TURKEY			2,952,379

Ukraine - 0.8%
Ukraine Government:
0% 5/31/40 (c)(e)		430,000	127,001
7.75% 9/1/19 (c)		900,000	895,050
7.75% 9/1/20 (c)		800,000	782,496

TOTAL UKRAINE			1,804,547

United States of America - 0.9%
U.S. Treasury Bills, yield at date of purchase 0.36% to 0.54% 2/2/17 to 4/27/17 (g)		910,000	909,439
U.S. Treasury Bonds 2.875% 11/15/46		1,120,000	1,081,413

TOTAL UNITED STATES OF AMERICA			1,990,852

Venezuela - 0.8%
Venezuelan Republic:
7% 12/1/18 (Reg. S)		200,000	146,540
7% 3/31/38		650,000	289,250
7.75% 10/13/19 (Reg. S)		300,000	180,750
9% 5/7/23 (Reg. S)		300,000	151,890
9.25% 9/15/27		650,000	344,500
9.25% 5/7/28 (Reg. S)		1,000,000	480,000
12.75% 8/23/22		325,000	212,875

TOTAL VENEZUELA			1,805,805

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (c)		300,000	302,277
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (c)		200,000	199,760
TOTAL GOVERNMENT OBLIGATIONS
(Cost $43,538,710)			43,301,510

Preferred Securities - 0.0%
Colombia - 0.0%
Colombia Telecomunicacines SA 8.5%(c)(e)(h)
(Cost $90,831)		100,000	93,601
		Shares	Value

Money Market Funds - 13.5%
Fidelity Cash Central Fund, 0.62% (i)		30,965,056	30,971,249
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)		20,995	21,000
TOTAL MONEY MARKET FUNDS
(Cost $30,990,509)			30,992,249
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $225,196,896)			237,150,082
NET OTHER ASSETS (LIABILITIES) - (3.3)%			(7,542,742)
NET ASSETS - 100%			$229,607,340

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
228 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	10,432,140	$423,611

The face value of futures purchased as a percentage of Net Assets is 4.5%

Currency Abbreviations

IDR – Indonesian rupiah

MXN – Mexican peso

RUB – Russian ruble

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,910,916 or 14.3% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $586,694.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,221
Fidelity Securities Lending Cash Central Fund	310
Total	$25,531

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$20,048,254	$13,959,301	$6,088,953	$--
Consumer Staples	10,140,970	7,870,719	2,270,251	--
Energy	11,355,328	9,411,356	1,943,972	--
Financials	33,419,230	24,275,244	9,143,986	--
Health Care	3,637,391	3,076,988	560,403	--
Industrials	7,681,774	6,540,871	1,140,903	--
Information Technology	30,158,330	20,526,821	9,631,509	--
Materials	10,915,151	9,613,380	1,301,771	--
Real Estate	3,687,553	3,687,553	--	--
Telecommunication Services	7,416,716	5,995,357	1,421,359	--
Utilities	4,505,654	3,928,009	577,645	--
Corporate Bonds	19,796,371	--	19,796,371	--
Government Obligations	43,301,510	--	43,301,510	--
Preferred Securities	93,601	--	93,601	--
Money Market Funds	30,992,249	30,992,249	--	--
Total Investments in Securities:	$237,150,082	$139,877,848	$97,272,234	$--
Derivative Instruments:
Assets
Futures Contracts	$423,611	$423,611	$--	$--
Total Assets	$423,611	$423,611	$--	$--
Total Derivative Instruments:	$423,611	$423,611	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$11,109,856
Level 2 to Level 1	$678,190

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $225,890,682. Net unrealized appreciation aggregated $11,259,400, of which $18,253,939 related to appreciated investment securities and $6,994,539 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Smaller Companies Fund

January 31, 2017

JSC-QTLY-0317
1.813017.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 4.5%
Bridgestone Corp.	261,900	$9,609,881
Hi-Lex Corp.	271,100	7,099,838
Sumitomo Electric Industries Ltd.	644,500	9,404,072
		26,113,791
Automobiles - 1.5%
Fuji Heavy Industries Ltd.	224,000	9,006,820
Distributors - 3.3%
Central Automotive Products Ltd.	885,000	9,060,845
Chori Co. Ltd.	406,100	7,042,280
PALTAC Corp.	129,400	3,347,599
		19,450,724
Diversified Consumer Services - 0.9%
Asante, Inc.	357,500	5,430,099
Hotels, Restaurants & Leisure - 1.5%
KOMEDA Holdings Co. Ltd.	189,500	3,131,760
Koshidaka Holdings Co. Ltd.	286,600	5,886,329
		9,018,089
Media - 1.7%
Daiichikosho Co. Ltd.	242,900	9,648,450
Specialty Retail - 5.5%
Arc Land Sakamoto Co. Ltd.	611,700	7,492,526
Fuji Corp.	303,300	5,439,576
Nitori Holdings Co. Ltd.	110,600	12,361,812
VT Holdings Co. Ltd.	1,487,400	7,232,155
		32,526,069
Textiles, Apparel & Luxury Goods - 1.1%
Hagihara Industries, Inc.	282,800	6,539,640

TOTAL CONSUMER DISCRETIONARY		117,733,682

CONSUMER STAPLES - 9.9%
Food & Staples Retailing - 3.2%
Mitsubishi Shokuhin Co. Ltd.	342,300	10,201,395
San-A Co. Ltd.	184,000	8,522,894
		18,724,289
Food Products - 5.3%
Japan Meat Co. Ltd.	487,400	7,813,249
Kotobuki Spirits Co. Ltd. (a)	444,000	10,739,208
Morinaga & Co. Ltd.	121,700	5,259,906
S Foods, Inc. (a)	282,700	7,674,037
		31,486,400
Tobacco - 1.4%
Japan Tobacco, Inc.	253,000	8,156,231

TOTAL CONSUMER STAPLES		58,366,920

ENERGY - 2.0%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	798,000	5,717,669
Oil, Gas & Consumable Fuels - 1.1%
San-Ai Oil Co. Ltd.	820,800	6,309,932

TOTAL ENERGY		12,027,601

FINANCIALS - 10.4%
Banks - 4.0%
Fukuoka Financial Group, Inc.	1,727,000	7,647,684
Mitsubishi UFJ Financial Group, Inc.	1,314,600	8,418,070
Shinsei Bank Ltd.	4,483,000	7,742,317
		23,808,071
Consumer Finance - 0.9%
AEON Financial Service Co. Ltd.	291,600	5,221,993
Diversified Financial Services - 3.5%
Fuyo General Lease Co. Ltd.	190,300	9,472,022
ORIX Corp.	731,800	11,063,525
		20,535,547
Insurance - 2.0%
Tokio Marine Holdings, Inc.	274,500	11,501,723

TOTAL FINANCIALS		61,067,334

HEALTH CARE - 6.8%
Health Care Equipment & Supplies - 2.4%
Medikit Co. Ltd.	208,200	8,574,351
Paramount Bed Holdings Co. Ltd.	138,900	5,585,032
		14,159,383
Health Care Providers & Services - 3.0%
A/S One Corp.	241,000	11,099,105
Miraca Holdings, Inc.	142,800	6,525,976
		17,625,081
Pharmaceuticals - 1.4%
Astellas Pharma, Inc.	593,500	7,965,822

TOTAL HEALTH CARE		39,750,286

INDUSTRIALS - 23.6%
Air Freight & Logistics - 0.9%
AIT Corp.	525,400	5,076,711
Airlines - 1.1%
Japan Airlines Co. Ltd.	204,600	6,527,050
Building Products - 2.9%
Sekisui Jushi Corp.	581,300	9,272,175
Sinko Industries Ltd.	621,300	7,769,689
		17,041,864
Commercial Services & Supplies - 2.7%
Aeon Delight Co. Ltd.	281,300	8,084,479
ProNexus, Inc.	849,900	7,948,759
		16,033,238
Construction & Engineering - 2.7%
Hokuriku Electrical Construction Co. Ltd.	859,300	6,735,280
Toshiba Plant Systems & Services Corp.	601,500	9,061,655
		15,796,935
Electrical Equipment - 2.0%
Aichi Electric Co. Ltd.	190,100	4,079,464
Denyo Co. Ltd.	543,100	7,926,922
		12,006,386
Machinery - 1.3%
NGK Insulators Ltd.	399,000	7,845,009
Marine - 0.9%
Nippon Concept Corp.	490,000	5,181,649
Professional Services - 3.1%
Funai Soken Holdings, Inc.	414,320	6,425,244
Meitec Corp.	80,900	3,041,542
Yamada Consulting Group Co. Ltd.	190,600	8,490,993
		17,957,779
Trading Companies & Distributors - 4.5%
Inaba Denki Sangyo Co. Ltd.	228,800	8,115,703
Mitani Shoji Co. Ltd.	199,900	5,789,328
Trusco Nakayama Corp.	288,500	6,556,470
Yuasa Trading Co. Ltd.	220,800	5,974,174
		26,435,675
Transportation Infrastructure - 1.5%
Kamigumi Co. Ltd.	924,000	8,985,493

TOTAL INDUSTRIALS		138,887,789

INFORMATION TECHNOLOGY - 10.5%
Electronic Equipment & Components - 3.0%
Amano Corp.	503,200	9,639,727
Dexerials Corp.	731,500	8,046,435
		17,686,162
IT Services - 2.4%
Otsuka Corp.	131,000	6,740,856
TKC Corp.	238,200	7,193,889
		13,934,745
Software - 3.1%
Broadleaf Co. Ltd.	624,000	3,879,621
Oracle Corp. Japan	114,200	6,392,206
SRA Holdings, Inc.	344,300	7,870,324
		18,142,151
Technology Hardware, Storage & Peripherals - 2.0%
Elecom Co. Ltd.	693,500	11,774,329

TOTAL INFORMATION TECHNOLOGY		61,537,387

MATERIALS - 8.7%
Chemicals - 8.7%
C. Uyemura & Co. Ltd.	131,400	5,981,720
Kuraray Co. Ltd.	721,700	11,454,135
Lintec Corp.	458,000	10,242,228
Mitsubishi Chemical Holdings Corp.	1,099,800	7,692,074
Sakata INX Corp.	584,000	7,654,946
SK Kaken Co. Ltd.	83,000	7,997,874
		51,022,977
REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
Century21 Real Estate Japan Ltd.	275,400	3,763,548
Daito Trust Construction Co. Ltd.	55,400	7,747,463
		11,511,011
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
KDDI Corp.	107,900	2,899,098
UTILITIES - 3.6%
Electric Utilities - 1.9%
Hokuriku Electric Power Co., Inc.	384,600	3,872,909
The Okinawa Electric Power Co., Inc.	324,175	7,493,550
		11,366,459
Gas Utilities - 1.7%
Tokyo Gas Co. Ltd.	2,211,000	9,787,068

TOTAL UTILITIES		21,153,527

TOTAL COMMON STOCKS
(Cost $470,486,489)		575,957,612

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.62% (b)	6,323,120	6,324,384
Fidelity Securities Lending Cash Central Fund 0.65% (b)(c)	7,901,124	7,902,705
TOTAL MONEY MARKET FUNDS
(Cost $14,225,360)		14,227,089
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $484,711,849)		590,184,701
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,948,786)
NET ASSETS - 100%		$588,235,915

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,506
Fidelity Securities Lending Cash Central Fund	25,261
Total	$37,767

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$117,733,682	$117,733,682	$--	$--
Consumer Staples	58,366,920	58,366,920	--	--
Energy	12,027,601	12,027,601	--	--
Financials	61,067,334	52,649,264	8,418,070	--
Health Care	39,750,286	31,784,464	7,965,822	--
Industrials	138,887,789	138,887,789	--	--
Information Technology	61,537,387	61,537,387	--	--
Materials	51,022,977	51,022,977	--	--
Real Estate	11,511,011	11,511,011	--	--
Telecommunication Services	2,899,098	--	2,899,098	--
Utilities	21,153,527	21,153,527	--	--
Money Market Funds	14,227,089	14,227,089	--	--
Total Investments in Securities:	$590,184,701	$570,901,711	$19,282,990	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $497,789,572. Net unrealized appreciation aggregated $92,395,129, of which $103,910,824 related to appreciated investment securities and $11,515,695 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Worldwide Fund

January 31, 2017

WLD-QTLY-0317
1.813085.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 0.9%
Altium Ltd.	99,765	610,591
Australia & New Zealand Banking Group Ltd.	155,719	3,459,070
Bapcor Ltd.	591,831	2,459,669
Magellan Financial Group Ltd.	81,493	1,452,401
Ramsay Health Care Ltd.	65,163	3,301,231
Spark Infrastructure Group unit	1,319,449	2,341,568

TOTAL AUSTRALIA		13,624,530

Austria - 0.4%
Erste Group Bank AG	85,200	2,588,131
Wienerberger AG	142,700	2,751,237

TOTAL AUSTRIA		5,339,368

Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC (a)	1,112,411	4,568,384
Integrated Diagnostics Holdings PLC	15,400	39,501
IWG PLC	416,421	1,308,072
Randgold Resources Ltd. sponsored ADR (b)	13,010	1,105,069
Shire PLC	38,100	2,121,248
Wizz Air Holdings PLC (a)	34,000	761,769
Wolseley PLC	34,027	2,107,302

TOTAL BAILIWICK OF JERSEY		12,011,345

Belgium - 0.5%
Anheuser-Busch InBev SA NV	13,411	1,400,351
KBC Groep NV	85,826	5,560,803

TOTAL BELGIUM		6,961,154

Bermuda - 1.3%
IHS Markit Ltd. (a)	482,900	19,050,405
Canada - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	51,100	2,340,881
Cenovus Energy, Inc.	179,000	2,443,066
Constellation Software, Inc.	5,800	2,619,661
First Quantum Minerals Ltd.	1,242,000	15,662,801
Franco-Nevada Corp.	48,000	3,122,167
Franco-Nevada Corp.	15,400	1,001,616
PrairieSky Royalty Ltd.	1,030,999	24,165,587
Suncor Energy, Inc.	39,400	1,222,043

TOTAL CANADA		52,577,822

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,000	3,039,300
Ctrip.com International Ltd. ADR (a)	47,600	2,056,796
Goodbaby International Holdings Ltd.	5,171,000	2,248,011
JD.com, Inc. sponsored ADR (a)	80,700	2,291,880
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	80,800	3,842,040

TOTAL CAYMAN ISLANDS		13,478,027

Chile - 0.2%
Vina San Pedro SA	306,277,514	3,258,397
China - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	41,800	2,092,050
Wuliangye Yibin Co. Ltd. Class A	332,300	1,786,650

TOTAL CHINA		3,878,700

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	31,822	5,805
Denmark - 0.6%
DONG Energy A/S	6,800	257,353
Nets A/S (c)	103,400	1,823,792
NNIT A/S	110,402	2,908,922
Novo Nordisk A/S Series B	73,680	2,662,777
Novozymes A/S Series B	15,000	584,239

TOTAL DENMARK		8,237,083

Finland - 0.2%
Sampo Oyj (A Shares)	53,500	2,477,506
France - 3.7%
ALTEN	31,000	2,309,051
Altran Technologies SA	200,500	2,966,307
Amundi SA	49,600	2,719,995
Atos Origin SA	16,341	1,737,374
AXA SA	157,800	3,878,292
BNP Paribas SA	51,300	3,277,291
Capgemini SA	35,800	2,912,757
Cegedim SA (a)	35,010	983,004
Dassault Aviation SA	1,400	1,613,086
Havas SA	315,012	2,831,302
Kering SA	3,000	713,118
Maisons du Monde SA	84,200	2,374,603
Rexel SA	98,400	1,710,718
Rubis	20,500	1,724,793
Societe Generale Series A	97,400	4,761,647
Sodexo SA (b)	24,700	2,729,025
SR Teleperformance SA	13,600	1,455,054
Total SA	205,828	10,413,907
VINCI SA	51,500	3,608,067

TOTAL FRANCE		54,719,391

Germany - 4.2%
adidas AG	177,300	27,876,733
Axel Springer Verlag AG	43,237	2,273,974
Deutsche Borse AG (a)	9,362	861,459
Deutsche Post AG	114,960	3,841,494
Deutsche Telekom AG	112,300	1,966,037
Fresenius SE & Co. KGaA	29,600	2,330,347
Henkel AG & Co. KGaA	23,400	2,461,364
KION Group AG	36,489	2,217,650
Nexus AG	47,000	998,494
ProSiebenSat.1 Media AG	53,500	2,275,962
Rational AG	6,400	2,901,696
SAP AG	94,092	8,604,734
Scout24 Holding GmbH (a)	35,700	1,271,952
Wirecard AG (b)	38,000	1,838,151

TOTAL GERMANY		61,720,047

Greece - 0.1%
Ff Group (a)	59,300	1,134,334
Hong Kong - 0.7%
AIA Group Ltd.	983,600	6,089,815
China Resources Beer Holdings Co. Ltd. (a)	880,666	1,788,733
Techtronic Industries Co. Ltd.	577,000	1,995,618

TOTAL HONG KONG		9,874,166

India - 1.0%
Bharti Infratel Ltd.	567,859	2,471,110
Dr Lal Pathlabs Ltd.	46,973	776,378
HDFC Bank Ltd.	65,958	1,419,670
HDFC Bank Ltd. sponsored ADR	65,393	4,507,539
Housing Development Finance Corp. Ltd.	245,946	4,975,566
Lupin Ltd.	1,335	29,081

TOTAL INDIA		14,179,344

Indonesia - 0.2%
PT Bank Central Asia Tbk	1,068,000	1,223,771
PT Bank Rakyat Indonesia Tbk	2,121,200	1,862,653
PT Kino Indonesia Tbk	234,500	52,160

TOTAL INDONESIA		3,138,584

Ireland - 2.1%
Accenture PLC Class A	51,661	5,882,638
Alkermes PLC (a)	167,636	9,070,784
Cairn Homes PLC (a)	1,347,939	1,844,339
CRH PLC	138,800	4,814,376
Dalata Hotel Group PLC (a)	328,100	1,519,449
Green REIT PLC	621,300	871,901
Greencore Group PLC	357,541	1,061,496
James Hardie Industries PLC CDI	119,520	1,874,517
Kerry Group PLC Class A	29,800	2,094,208
Ryanair Holdings PLC sponsored ADR (a)	16,770	1,402,978

TOTAL IRELAND		30,436,686

Isle of Man - 0.2%
Paysafe Group PLC (a)	734,888	3,530,624
Israel - 0.2%
Frutarom Industries Ltd.	55,500	2,928,453
Italy - 0.2%
De Longhi SpA	94,700	2,358,415
Intesa Sanpaolo SpA	277,400	651,574

TOTAL ITALY		3,009,989

Japan - 6.9%
A/S One Corp.	61,700	2,841,555
ACOM Co. Ltd. (a)	119,900	517,149
Ain Holdings, Inc.	37,900	2,779,311
Aozora Bank Ltd.	577,000	2,105,429
Broadleaf Co. Ltd.	209,400	1,301,911
Casio Computer Co. Ltd.	134,100	1,857,518
Daiichikosho Co. Ltd.	46,200	1,835,152
Daito Trust Construction Co. Ltd.	15,400	2,153,627
Dentsu, Inc.	66,900	3,092,888
Don Quijote Holdings Co. Ltd.	53,200	1,929,448
Hoya Corp.	88,600	3,862,273
Japan Tobacco, Inc.	10,800	348,171
KDDI Corp.	214,000	5,749,834
Keyence Corp.	10,120	3,932,020
Komatsu Ltd.	103,400	2,448,369
Misumi Group, Inc.	169,500	3,167,523
Mitsubishi UFJ Financial Group, Inc.	693,000	4,437,641
Monex Group, Inc.	840,700	2,226,280
Morinaga & Co. Ltd.	37,000	1,599,150
Nidec Corp.	19,300	1,813,595
Nintendo Co. Ltd.	11,200	2,292,437
Nitori Holdings Co. Ltd.	14,500	1,620,671
Olympus Corp.	122,700	4,232,721
OMRON Corp.	58,900	2,417,868
ORIX Corp.	299,500	4,527,912
Recruit Holdings Co. Ltd.	94,600	4,143,096
Relo Holdings Corp.	11,400	1,674,006
Shionogi & Co. Ltd.	55,300	2,657,006
SMC Corp.	8,900	2,436,445
SMS Co., Ltd.	73,400	1,759,104
SoftBank Corp.	55,100	4,244,891
Sony Corp.	181,700	5,501,467
Start Today Co. Ltd.	135,900	2,555,271
Sundrug Co. Ltd.	36,100	2,487,450
Tsuruha Holdings, Inc.	36,300	3,407,847
VT Holdings Co. Ltd.	280,200	1,362,411
Welcia Holdings Co. Ltd.	61,400	3,376,973

TOTAL JAPAN		100,696,420

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,114,206
Luxembourg - 0.3%
Eurofins Scientific SA	9,500	4,255,929
Malta - 0.0%
Unibet Group PLC unit	19,200	162,102
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	973,590
Netherlands - 2.2%
ASML Holding NV	21,000	2,549,400
ASML Holding NV (Netherlands)	41,800	5,075,518
Basic-Fit NV	37,100	645,397
IMCD Group BV	106,500	4,779,168
ING Groep NV (Certificaten Van Aandelen)	326,400	4,689,047
Intertrust NV	98,600	1,836,600
Koninklijke Philips Electronics NV	217,400	6,379,062
LyondellBasell Industries NV Class A	43,000	4,010,610
Takeaway.com Holding BV (c)	39,800	1,301,597
Van Lanschot NV unit	17,200	370,977

TOTAL NETHERLANDS		31,637,376

New Zealand - 0.4%
EBOS Group Ltd.	210,137	2,605,600
Ryman Healthcare Group Ltd.	436,814	2,791,472

TOTAL NEW ZEALAND		5,397,072

Norway - 0.6%
Statoil ASA	472,900	8,818,259
Philippines - 0.3%
D&L Industries, Inc.	8,349,900	2,067,327
SM Investments Corp.	137,205	1,905,644

TOTAL PHILIPPINES		3,972,971

Singapore - 0.6%
Broadcom Ltd.	48,000	9,576,000
South Africa - 0.7%
Aspen Pharmacare Holdings Ltd.	51,600	1,179,429
Distell Group Ltd.	126,410	1,407,068
EOH Holdings Ltd.	209,322	2,278,853
Naspers Ltd. Class N	31,700	5,050,189

TOTAL SOUTH AFRICA		9,915,539

Spain - 1.2%
Amadeus IT Holding SA Class A	87,900	4,055,990
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,228,723
CaixaBank SA	1,153,884	4,211,434
Grifols SA ADR	72,900	1,239,300
Hispania Activos Inmobiliarios SA	99,880	1,229,153
Inditex SA	104,302	3,438,058
Mediaset Espana Comunicacion SA	183,300	2,237,936

TOTAL SPAIN		17,640,594

Sweden - 1.3%
ASSA ABLOY AB (B Shares)	176,600	3,341,708
HEXPOL AB (B Shares)	118,900	1,151,334
Indutrade AB	87,000	1,763,453
Nordea Bank AB	253,200	3,059,670
Saab AB (B Shares)	66,000	2,695,202
Sandvik AB	173,800	2,344,594
Svenska Cellulosa AB (SCA) (B Shares)	62,200	1,871,698
Svenska Handelsbanken AB (A Shares)	154,000	2,299,021

TOTAL SWEDEN		18,526,680

Switzerland - 2.6%
ABB Ltd. (Reg.)	243,380	5,799,950
Credit Suisse Group AG	191,807	2,927,958
EDAG Engineering Group AG	77,800	1,326,545
Julius Baer Group Ltd.	59,790	2,810,774
Kaba Holding AG (B Shares) (Reg.)	2,620	2,028,114
Nestle SA	119,288	8,739,581
Panalpina Welttransport Holding AG	20,730	2,555,768
Partners Group Holding AG	6,758	3,406,147
Schindler Holding AG (participation certificate)	10,829	2,057,351
Syngenta AG (a)	7,621	3,230,771
UBS Group AG	210,740	3,401,059

TOTAL SWITZERLAND		38,284,018

Taiwan - 0.3%
Largan Precision Co. Ltd.	13,000	1,854,731
Taiwan Semiconductor Manufacturing Co. Ltd.	477,000	2,856,547

TOTAL TAIWAN		4,711,278

United Kingdom - 6.5%
Antofagasta PLC	50,000	525,215
BAE Systems PLC	275,100	2,020,526
Barclays PLC	890,615	2,471,743
BCA Marketplace PLC	511,600	1,208,345
BHP Billiton PLC	283,176	5,164,512
Booker Group PLC	910,700	2,334,856
British American Tobacco PLC:
(United Kingdom)	79,900	4,932,062
sponsored ADR	68,500	8,439,200
Bunzl PLC	101,900	2,677,893
Cineworld Group PLC	138,500	1,068,919
CMC Markets PLC	899,700	1,255,191
Compass Group PLC	131,200	2,334,974
Countryside Properties PLC	256,100	752,276
Dialog Semiconductor PLC (a)	37,200	1,724,760
Diploma PLC	147,500	1,883,383
Domino's Pizza UK & IRL PLC	288,100	1,313,083
GlaxoSmithKline PLC	290,300	5,610,048
Hilton Food Group PLC	350,100	2,939,842
Imperial Tobacco Group PLC	42,203	1,950,312
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (a)(c)	157,700	1,609,163
LivaNova PLC (a)	26,600	1,279,593
LivaNova PLC (a)	12,400	584,660
London Stock Exchange Group PLC	69,481	2,771,679
Melrose Industries PLC	1,946,193	4,780,327
Micro Focus International PLC	252,200	6,805,390
Moneysupermarket.com Group PLC	393,500	1,631,101
NCC Group Ltd.	584,200	1,361,446
Reckitt Benckiser Group PLC	43,500	3,732,545
Rex Bionics PLC (a)	100,000	24,531
Rio Tinto PLC	119,700	5,303,069
Softcat PLC	330,900	1,292,941
Spirax-Sarco Engineering PLC	33,846	1,832,994
St. James's Place Capital PLC	123,700	1,666,632
Standard Chartered PLC (United Kingdom) (a)	609,585	5,936,247
TechnipFMC PLC (a)	51,200	1,678,009
Zoopla Property Group PLC	575,600	2,651,672

TOTAL UNITED KINGDOM		95,549,139

United States of America - 52.4%
Activision Blizzard, Inc.	311,000	12,505,310
Adobe Systems, Inc. (a)	296,124	33,574,539
Alaska Air Group, Inc.	70,000	6,567,400
Alcoa Corp.	17,000	619,650
Alexion Pharmaceuticals, Inc. (a)	56,500	7,383,420
Allison Transmission Holdings, Inc.	368,700	12,897,126
Alphabet, Inc. Class A (a)	41,000	33,627,790
Amazon.com, Inc. (a)	20,500	16,881,340
American Airlines Group, Inc.	69,000	3,053,250
American Tower Corp.	46,000	4,761,000
AMETEK, Inc.	32,000	1,635,200
Amgen, Inc.	33,300	5,217,444
Amphenol Corp. Class A	111,000	7,491,390
Apple, Inc.	247,000	29,973,450
Arch Coal, Inc. (a)	92,000	6,623,080
Bank of America Corp.	1,575,000	35,657,996
Berkshire Hathaway, Inc. Class B (a)	105,000	17,234,700
Boston Scientific Corp. (a)	594,000	14,291,640
Cabot Oil & Gas Corp.	25,000	537,000
CalAtlantic Group, Inc.	79,000	2,754,730
Caterpillar, Inc.	156,000	14,922,960
CBOE Holdings, Inc.	211,000	16,799,820
Celanese Corp. Class A	10,000	844,000
CF Industries Holdings, Inc.	45,000	1,588,050
Charles Schwab Corp.	57,000	2,350,680
Charter Communications, Inc. Class A (a)	51,000	16,521,450
CME Group, Inc.	187,000	22,641,960
Colfax Corp. (a)	61,000	2,379,000
CSX Corp.	173,000	8,025,470
Cummins, Inc.	76,000	11,172,760
DeVry, Inc.	25,000	837,500
DexCom, Inc. (a)	12,000	949,800
Dollar Tree, Inc. (a)	48,000	3,705,120
Ecolab, Inc.	15,000	1,801,950
Electronic Arts, Inc. (a)	42,900	3,579,147
EOG Resources, Inc.	196,000	19,909,680
Expeditors International of Washington, Inc.	32,000	1,666,560
Facebook, Inc. Class A (a)	94,500	12,315,240
Fastenal Co.	64,000	3,179,520
First Republic Bank	36,000	3,395,880
Flowserve Corp.	187,000	9,192,920
Genesee & Wyoming, Inc. Class A (a)	10,000	753,600
Global Payments, Inc.	33,400	2,581,152
Goldman Sachs Group, Inc.	54,000	12,383,280
Great Western Bancorp, Inc.	12,060	515,565
HealthSouth Corp.	2	78
Humana, Inc.	58,000	11,513,000
Intel Corp.	111,000	4,087,020
Intercept Pharmaceuticals, Inc. (a)	46,960	5,153,860
Intuit, Inc.	23,000	2,727,340
JetBlue Airways Corp. (a)	47,000	921,670
JPMorgan Chase & Co.	183,000	15,487,290
KeyCorp	72,000	1,293,840
KLA-Tencor Corp.	31,000	2,638,410
Lennar Corp. Class A	62,000	2,768,300
LKQ Corp. (a)	15,000	478,650
Microsoft Corp.	414,000	26,765,100
Molson Coors Brewing Co. Class B	70,300	6,785,356
Monsanto Co.	19,700	2,133,707
Morgan Stanley	119,000	5,056,310
MSC Industrial Direct Co., Inc. Class A	137,000	13,994,550
MSCI, Inc.	172,500	14,274,375
National Oilwell Varco, Inc.	15,000	567,150
Netflix, Inc. (a)	15,000	2,110,650
Norfolk Southern Corp.	236,000	27,720,560
Northern Trust Corp.	75,000	6,222,000
NVIDIA Corp.	30,700	3,351,826
O'Reilly Automotive, Inc. (a)	3,600	944,172
Oil States International, Inc. (a)	65,000	2,567,500
PACCAR, Inc.	59,000	3,971,290
PayPal Holdings, Inc. (a)	236,000	9,388,080
Performance Food Group Co. (a)	77,000	1,705,550
Pioneer Natural Resources Co.	25,000	4,505,750
Plains All American Pipeline LP	27,000	847,530
Prestige Brands Holdings, Inc. (a)	71,900	3,793,444
Range Resources Corp.	222,000	7,179,480
Regeneron Pharmaceuticals, Inc. (a)	5,000	1,796,450
Rockwell Automation, Inc.	8,000	1,183,920
S&P Global, Inc.	133,092	15,994,997
ServiceNow, Inc. (a)	7,000	634,340
SLM Corp. (a)	760,000	9,028,800
Spirit Airlines, Inc. (a)	98,000	5,295,920
Summit Materials, Inc.	70,000	1,757,000
SunTrust Banks, Inc.	237,000	13,466,340
SVB Financial Group (a)	71,000	12,228,330
T-Mobile U.S., Inc. (a)	95,000	5,915,650
Texas Instruments, Inc.	23,000	1,737,420
Titan International, Inc.	110,900	1,473,861
Twenty-First Century Fox, Inc. Class B	101,000	3,132,010
U.S. Bancorp	89,000	4,685,850
U.S. Foods Holding Corp.	102,000	2,774,400
Union Pacific Corp.	113,000	12,043,540
United Rentals, Inc. (a)	5,000	632,550
UnitedHealth Group, Inc.	90,000	14,589,000
Univar, Inc. (a)	155,700	4,642,974
Vertex Pharmaceuticals, Inc. (a)	13,000	1,116,310
Visa, Inc. Class A	136,100	11,256,831
Wells Fargo & Co.	293,000	16,504,690
Western Digital Corp.	52,000	4,145,960

TOTAL UNITED STATES OF AMERICA		764,291,500

TOTAL COMMON STOCKS
(Cost $1,240,510,657)		1,441,094,433

Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)
(Cost $1,166,878)	369,166	1,166,897

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.62% (e)	10,382,954	10,385,030
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	4,402,333	4,403,213
TOTAL MONEY MARKET FUNDS
(Cost $14,787,706)		14,788,243
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,256,465,241)		1,457,049,573
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,164,853
NET ASSETS - 100%		$1,459,214,426

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,734,552 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,166,897 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,450
Fidelity Securities Lending Cash Central Fund	27,131
Total	$50,581

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$158,723,457	$138,150,339	$19,406,221	$1,166,897
Consumer Staples	77,173,262	54,708,292	22,464,970	--
Energy	92,451,631	73,219,465	19,232,166	--
Financials	333,691,039	293,167,188	40,523,851	--
Health Care	124,190,330	113,796,257	10,394,073	--
Industrials	253,995,657	231,898,740	22,096,917	--
Information Technology	296,944,966	278,115,730	18,829,236	--
Materials	68,610,054	53,328,097	15,281,957	--
Real Estate	10,695,492	10,695,492	--	--
Telecommunication Services	21,461,728	9,500,966	11,960,762	--
Utilities	4,323,714	4,323,714	--	--
Money Market Funds	14,788,243	14,788,243	--	--
Total Investments in Securities:	$1,457,049,573	$1,275,692,523	$180,190,153	$1,166,897

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$40,206,363
Level 2 to Level 1	$29,861,995

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,264,188,552. Net unrealized appreciation aggregated $192,861,021 of which $224,628,166 related to appreciated investment securities and $31,767,145 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Europe Fund

January 31, 2017

EUR-QTLY-0317
1.813067.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Bailiwick of Jersey - 4.7%
Shire PLC	621,100	$34,580,235
Wolseley PLC	256,375	15,877,377

TOTAL BAILIWICK OF JERSEY		50,457,612

Belgium - 0.3%
KBC Groep NV	49,459	3,204,527
Bermuda - 3.8%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	10,618,575
Vostok New Ventures Ltd. SDR (a)(b)	3,821,161	31,016,272

TOTAL BERMUDA		41,634,847

Denmark - 3.4%
Nets A/S (d)	915,900	16,154,846
Novozymes A/S Series B	286,101	11,143,421
Scandinavian Tobacco Group A/S	555,357	9,537,521

TOTAL DENMARK		36,835,788

Finland - 1.3%
Valmet Corp.	868,400	13,714,715
France - 10.6%
Bollore Group	3,447,549	13,766,306
Capgemini SA	247,600	20,145,210
Havas SA	2,547,600	22,897,617
Rubis	188,200	15,834,439
Societe Generale Series A	64,900	3,172,802
Thales SA	223,800	20,965,363
Wendel SA	152,600	18,038,121

TOTAL FRANCE		114,819,858

Germany - 12.6%
Bertrandt AG (b)	85,400	8,500,775
Brenntag AG	173,500	10,065,139
CompuGroup Medical AG	251,400	9,878,461
CTS Eventim AG	708,609	24,558,508
Fresenius Medical Care AG & Co. KGaA	139,900	11,419,304
LEG Immobilien AG	284,010	22,276,742
SAP AG	539,090	49,299,902

TOTAL GERMANY		135,998,831

Ireland - 4.4%
CRH PLC	320,800	11,127,174
DCC PLC (United Kingdom)	149,700	12,043,230
Ryanair Holdings PLC sponsored ADR (a)	152,067	12,721,925
United Drug PLC (United Kingdom)	1,416,741	11,424,288

TOTAL IRELAND		47,316,617

Italy - 2.9%
Banca Generali SpA	290,200	7,390,061
Intesa Sanpaolo SpA	4,278,800	10,050,306
Prada SpA (b)	3,449,900	14,294,195

TOTAL ITALY		31,734,562

Malta - 0.8%
Kambi Group PLC (a)	752,299	8,772,564
Netherlands - 8.0%
CSM NV (exchangeable)	578,093	14,786,898
Intertrust NV	723,825	13,482,524
Koninklijke Philips Electronics NV	1,112,400	32,640,611
Koninklijke Wessanen NV	835,900	11,852,421
Wolters Kluwer NV	374,900	14,308,329

TOTAL NETHERLANDS		87,070,783

Norway - 3.6%
Orkla ASA	1,405,500	13,104,061
Schibsted ASA (A Shares)	969,200	25,628,181

TOTAL NORWAY		38,732,242

Spain - 2.7%
Amadeus IT Holding SA Class A	317,700	14,659,703
CaixaBank SA	4,076,200	14,877,272

TOTAL SPAIN		29,536,975

Sweden - 14.3%
AF AB (B Shares)	132,500	2,644,819
Dometic Group AB (a)	2,907,600	22,853,003
Getinge AB (B Shares)	1,996,800	32,278,986
Indutrade AB	1,074,400	21,777,631
Investor AB (B Shares)	800,931	31,947,140
Lundbergfoeretagen AB	25,013	1,609,941
Nobia AB	634,800	5,711,466
Pandox AB (b)	778,547	12,451,981
Svenska Cellulosa AB (SCA) (B Shares)	796,700	23,973,981

TOTAL SWEDEN		155,248,948

Switzerland - 6.3%
ABB Ltd. (Reg.)	847,770	20,203,073
Credit Suisse Group AG	206,603	3,153,821
EDAG Engineering Group AG (b)	228,300	3,892,675
Nestle SA	306,422	22,449,867
Panalpina Welttransport Holding AG	151,620	18,692,982

TOTAL SWITZERLAND		68,392,418

United Kingdom - 13.3%
Bunzl PLC	376,558	9,895,801
Dechra Pharmaceuticals PLC	879,100	16,102,018
Diploma PLC	1,201,700	15,344,147
Essentra PLC	1,990,100	10,249,517
International Personal Finance PLC	4,916,572	10,792,908
Micro Focus International PLC	422,900	11,411,576
NCC Group Ltd.	8,815,900	20,544,970
Prudential PLC	1,520,137	29,458,369
Shawbrook Group PLC (a)	2,688,800	8,456,276
Softcat PLC	3,064,278	11,973,201

TOTAL UNITED KINGDOM		144,228,783

United States of America - 3.1%
Autoliv, Inc. Swedish Depository Receipt (b)	288,900	33,259,286
TOTAL COMMON STOCKS
(Cost $1,010,940,412)		1,040,959,356

Nonconvertible Preferred Stocks - 2.3%
Italy - 1.1%
Buzzi Unicem SpA (Risparmio Shares)	889,200	11,806,664
Spain - 1.2%
Grifols SA Class B	767,100	13,097,538
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,029,700)		24,904,202

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.62% (e)	17,211,425	17,214,868
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	12,133,892	12,136,318
TOTAL MONEY MARKET FUNDS
(Cost $29,351,112)		29,351,186
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,062,321,224)		1,095,214,744
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(12,313,274)
NET ASSETS - 100%		$1,082,901,470

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,154,846 or 1.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,864
Fidelity Securities Lending Cash Central Fund	20,112
Total	$30,976

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$8,746,849	$--	$--	$--	$10,618,575
Total	$8,746,849	$--	$--	$--	$10,618,575

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$174,319,476	$160,025,281	$14,294,195	$--
Consumer Staples	71,380,330	24,956,482	46,423,848	--
Financials	193,323,912	147,488,614	45,835,298	--
Health Care	128,780,830	69,683,753	59,097,077	--
Industrials	256,644,747	187,923,686	68,721,061	--
Information Technology	144,189,408	94,889,506	49,299,902	--
Materials	59,113,674	47,986,500	11,127,174	--
Real Estate	22,276,742	22,276,742	--	--
Utilities	15,834,439	15,834,439	--	--
Money Market Funds	29,351,186	29,351,186	--	--
Total Investments in Securities:	$1,095,214,744	$800,416,189	$294,798,555	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$50,541,003
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,070,272,407. Net unrealized appreciation aggregated $24,942,337, of which $100,508,772 related to appreciated investment securities and $75,566,435 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Canada Fund

January 31, 2017

CAN-QTLY-0317
1.813011.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	105,600	$4,568,088
Media - 2.1%
Cogeco Communications, Inc.	189,000	10,312,392
Corus Entertainment, Inc. Class B (non-vtg.) (a)	588,000	5,838,202
Quebecor, Inc. Class B (sub. vtg.)	402,500	12,122,171
		28,272,765
Specialty Retail - 0.8%
AutoCanada, Inc. (a)	343,200	6,688,609
Sleep Country Canada Holdings, Inc.	207,200	4,534,913
		11,223,522

TOTAL CONSUMER DISCRETIONARY		44,064,375

CONSUMER STAPLES - 7.3%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	57,000	5,501,640
Food & Staples Retailing - 6.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	658,300	30,156,590
Empire Co. Ltd. Class A (non-vtg.)	465,600	5,814,409
George Weston Ltd.	322,600	27,513,658
Jean Coutu Group, Inc. Class A (sub. vtg.) (a)	395,700	6,218,686
Metro, Inc. Class A (sub. vtg.)	382,495	11,619,618
North West Co., Inc.	429,400	9,662,119
		90,985,080
Tobacco - 0.4%
Imperial Tobacco Group PLC	123,551	5,709,617

TOTAL CONSUMER STAPLES		102,196,337

ENERGY - 20.7%
Energy Equipment & Services - 1.7%
Canadian Energy Services & Technology Corp.	1,773,500	10,508,115
Pason Systems, Inc.	374,300	5,476,789
ShawCor Ltd. Class A	283,000	7,905,514
		23,890,418
Oil, Gas & Consumable Fuels - 19.0%
ARC Resources Ltd.	625,400	9,732,450
Canadian Natural Resources Ltd.	874,498	26,438,233
Cenovus Energy, Inc.	1,306,700	17,834,384
Enbridge, Inc.	1,323,200	56,334,509
Imperial Oil Ltd.	601,600	19,778,250
Keyera Corp.	114,704	3,367,295
NuVista Energy Ltd. (b)	831,200	4,158,395
Painted Pony Petroleum Ltd. (b)	740,200	4,448,310
Peyto Exploration & Development Corp.	447,400	9,737,074
PrairieSky Royalty Ltd. (a)	724,518	16,981,978
Raging River Exploration, Inc. (b)	951,500	6,917,341
Spartan Energy Corp. (b)	2,923,500	6,403,055
Suncor Energy, Inc.	2,425,100	75,217,703
Whitecap Resources, Inc.	821,000	6,536,453
		263,885,430

TOTAL ENERGY		287,775,848

FINANCIALS - 32.5%
Banks - 22.6%
Bank of Nova Scotia	753,400	45,021,621
Royal Bank of Canada (a)	1,950,800	140,262,707
The Toronto-Dominion Bank	2,499,500	129,484,184
		314,768,512
Capital Markets - 1.8%
Amundi SA	113,000	6,196,762
CI Financial Corp.	443,200	9,264,200
TMX Group Ltd.	180,600	9,559,829
		25,020,791
Diversified Financial Services - 0.6%
Element Financial Corp.	778,800	7,571,043
Insurance - 7.5%
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,700	5,933,987
Intact Financial Corp.	259,625	18,956,366
Manulife Financial Corp.	915,700	17,557,514
Power Corp. of Canada (sub. vtg.)	1,403,200	32,921,957
Sun Life Financial, Inc.	746,300	29,456,267
		104,826,091

TOTAL FINANCIALS		452,186,437

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Bayer AG	58,400	6,487,022
INDUSTRIALS - 7.4%
Airlines - 0.5%
WestJet Airlines Ltd.	426,100	7,190,898
Professional Services - 0.5%
Stantec, Inc.	264,800	7,097,963
Road & Rail - 5.8%
Canadian National Railway Co.	570,600	39,658,070
Canadian Pacific Railway Ltd.	219,700	33,228,939
TransForce, Inc.	271,100	7,337,669
		80,224,678
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	249,000	8,065,591

TOTAL INDUSTRIALS		102,579,130

INFORMATION TECHNOLOGY - 4.3%
IT Services - 1.6%
CGI Group, Inc. Class A (sub. vtg.) (b)	465,800	22,397,776
Semiconductors & Semiconductor Equipment - 0.3%
Dialog Semiconductor PLC (b)	89,400	4,144,989
Software - 2.4%
Constellation Software, Inc.	31,900	14,408,136
Open Text Corp.	543,628	18,607,640
		33,015,776

TOTAL INFORMATION TECHNOLOGY		59,558,541

MATERIALS - 14.2%
Chemicals - 3.2%
Agrium, Inc.	368,900	37,994,219
Monsanto Co.	60,800	6,585,248
		44,579,467
Construction Materials - 0.4%
CRH PLC	180,300	6,253,833
Containers & Packaging - 0.8%
CCL Industries, Inc. Class B	52,700	10,845,771
Metals & Mining - 9.2%
Agnico Eagle Mines Ltd. (Canada)	410,100	19,561,888
Barrick Gold Corp.	414,100	7,631,215
Detour Gold Corp. (b)	474,800	6,440,131
Franco-Nevada Corp.	299,000	19,448,500
Goldcorp, Inc.	369,900	5,980,938
Labrador Iron Ore Royalty Corp. (a)	461,100	6,654,723
Lundin Mining Corp. (b)	2,376,600	14,538,126
Randgold Resources Ltd.	126,564	10,773,281
Silver Wheaton Corp.	739,400	16,347,772
Tahoe Resources, Inc.	793,700	7,240,130
Teck Resources Ltd. Class B (sub. vtg.)	266,700	6,536,071
Torex Gold Resources, Inc. (b)	325,570	6,905,462
		128,058,237
Paper & Forest Products - 0.6%
Western Forest Products, Inc.	5,761,100	8,234,886

TOTAL MATERIALS		197,972,194

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Allied Properties (REIT)	413,000	10,759,424
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.7%
TELUS Corp.	1,148,700	38,347,380
Wireless Telecommunication Services - 3.5%
Rogers Communications, Inc. Class B (non-vtg.)	1,112,500	48,261,768

TOTAL TELECOMMUNICATION SERVICES		86,609,148

UTILITIES - 0.7%
Electric Utilities - 0.7%
Hydro One Ltd. (a)	526,100	9,723,500
TOTAL COMMON STOCKS
(Cost $1,060,318,949)		1,359,911,956

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.62% (c)	28,967,915	28,973,708
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	38,931,921	38,939,707
TOTAL MONEY MARKET FUNDS
(Cost $67,905,147)		67,913,415
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,128,224,096)		1,427,825,371
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(37,058,400)
NET ASSETS - 100%		$1,390,766,971

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,806
Fidelity Securities Lending Cash Central Fund	292,288
Total	$333,094

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,064,375	$44,064,375	$--	$--
Consumer Staples	102,196,337	102,196,337	--	--
Energy	287,775,848	287,775,848	--	--
Financials	452,186,437	452,186,437	--	--
Health Care	6,487,022	--	6,487,022	--
Industrials	102,579,130	102,579,130	--	--
Information Technology	59,558,541	59,558,541	--	--
Materials	197,972,194	180,945,080	17,027,114	--
Real Estate	10,759,424	10,759,424	--	--
Telecommunication Services	86,609,148	86,609,148	--	--
Utilities	9,723,500	9,723,500	--	--
Money Market Funds	67,913,415	67,913,415	--	--
Total Investments in Securities:	$1,427,825,371	$1,404,311,235	$23,514,136	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,139,421,779. Net unrealized appreciation aggregated $288,403,592, of which $345,402,911 related to appreciated investment securities and $56,999,319 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Fund

January 31, 2017

EMF-QTLY-0317
1.813065.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 0.5%
Amcor Ltd.	1,737,803	$18,846,682
Belgium - 0.5%
Anheuser-Busch InBev SA NV	188,400	19,672,362
Bermuda - 0.9%
Credicorp Ltd. (United States)	188,532	30,858,918
Brazil - 6.2%
BB Seguridade Participacoes SA	2,930,320	25,954,502
Cielo SA	3,073,954	25,841,465
Drogasil SA	695,100	14,448,621
Equatorial Energia SA	1,268,400	23,386,767
Kroton Educacional SA	5,834,160	25,013,329
Odontoprev SA	5,306,294	18,877,076
Qualicorp SA	3,093,500	20,233,263
Smiles SA	1,431,900	23,629,463
Ultrapar Participacoes SA	1,223,200	25,682,115
Weg SA	4,400,190	22,216,694

TOTAL BRAZIL		225,283,295

Cayman Islands - 13.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,185,600	120,113,136
Baidu.com, Inc. sponsored ADR (a)	351,700	61,572,119
Ctrip.com International Ltd. ADR (a)	737,500	31,867,375
NetEase, Inc. ADR	146,300	37,145,570
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	507,300	24,122,115
Shenzhou International Group Holdings Ltd.	3,368,000	20,775,170
TAL Education Group ADR (a)(b)	278,000	22,515,220
Tencent Holdings Ltd.	5,785,600	151,266,731

TOTAL CAYMAN ISLANDS		469,377,436

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	671,100	21,689,952
China - 3.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	5,006,167	18,754,076
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	7,169,308	19,179,551
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	2,786,768	19,369,063
Kweichow Moutai Co. Ltd. (A Shares)	368,598	18,447,977
Shanghai International Airport Co. Ltd. (A Shares)	4,706,400	18,807,408
Wuliangye Yibin Co. Ltd. Class A	3,397,900	18,269,209

TOTAL CHINA		112,827,284

France - 0.5%
Dassault Systemes SA	236,362	18,289,351
Germany - 1.1%
Symrise AG	308,800	18,550,905
Wirecard AG (b)	431,463	20,870,899

TOTAL GERMANY		39,421,804

Greece - 0.5%
Titan Cement Co. SA (Reg.)	816,300	18,337,686
Hong Kong - 1.6%
AIA Group Ltd.	3,280,400	20,310,114
Guangdong Investment Ltd.	17,005,000	21,101,575
Techtronic Industries Co. Ltd.	4,895,000	16,929,895

TOTAL HONG KONG		58,341,584

India - 10.9%
Amara Raja Batteries Ltd.	1,446,284	19,235,588
Asian Paints Ltd.	1,597,328	22,965,656
Bajaj Auto Ltd.	502,671	21,095,951
Colgate-Palmolive Ltd.	1,172,862	15,420,143
Eicher Motors Ltd.	60,789	20,734,303
Godrej Consumer Products Ltd.	973,957	22,797,792
HDFC Bank Ltd.	1,126,963	24,256,580
Hero Motocorp Ltd.	423,252	19,887,484
Hindustan Unilever Ltd.	1,662,160	21,059,197
Housing Development Finance Corp. Ltd.	2,410,299	48,761,118
IndusInd Bank Ltd.	1,213,658	22,507,006
ITC Ltd.	8,069,922	30,850,135
LIC Housing Finance Ltd.	2,758,036	22,612,913
Maruti Suzuki India Ltd.	310,599	27,116,169
Power Grid Corp. of India Ltd.	6,721,189	20,626,977
Tata Consultancy Services Ltd.	363,565	12,007,365
Zee Entertainment Enterprises Ltd.	3,136,577	22,724,678

TOTAL INDIA		394,659,055

Indonesia - 3.0%
PT ACE Hardware Indonesia Tbk	218,951,000	12,216,326
PT Bank Central Asia Tbk	27,531,300	31,546,818
PT Bank Rakyat Indonesia Tbk	32,619,600	28,643,685
PT Kalbe Farma Tbk	161,867,600	17,577,833
PT Surya Citra Media Tbk	87,749,500	18,532,379

TOTAL INDONESIA		108,517,041

Israel - 0.5%
Frutarom Industries Ltd.	357,500	18,863,459
Kenya - 0.5%
Safaricom Ltd.	103,971,000	18,530,477
Korea (South) - 8.9%
AMOREPACIFIC Group, Inc.	186,603	21,955,486
Coway Co. Ltd.	284,888	21,645,487
KT&G Corp.	323,707	28,249,014
LG Household & Health Care Ltd.	35,162	26,837,842
NAVER Corp.	50,641	33,331,635
Samsung Electronics Co. Ltd.	109,941	188,352,729

TOTAL KOREA (SOUTH)		320,372,193

Luxembourg - 0.5%
Eurofins Scientific SA	38,160	17,095,394
Mexico - 6.1%
CEMEX S.A.B. de CV sponsored ADR	3,453,600	31,980,336
Embotelladoras Arca S.A.B. de CV	3,952,100	21,320,702
Fomento Economico Mexicano S.A.B. de CV unit	4,113,167	30,939,237
Gruma S.A.B. de CV Series B	1,772,710	23,850,636
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,453,557	19,009,816
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,407,295	20,389,193
Grupo Aeroportuario Norte S.A.B. de CV	4,207,200	17,951,742
Grupo Mexico SA de CV Series B	9,619,100	28,847,844
Megacable Holdings S.A.B. de CV unit	1,607,828	5,106,407
Promotora y Operadora de Infraestructura S.A.B. de CV	2,522,640	21,993,487

TOTAL MEXICO		221,389,400

Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	15,087,000	21,075,272
Netherlands - 1.0%
ASML Holding NV (Netherlands)	149,300	18,128,585
Yandex NV Series A (a)	833,000	19,275,620

TOTAL NETHERLANDS		37,404,205

Philippines - 3.1%
Ayala Corp.	1,510,120	24,317,797
Ayala Land, Inc.	34,279,700	24,530,105
D&L Industries, Inc.	76,771,300	19,007,578
SM Investments Corp.	1,562,173	21,697,066
SM Prime Holdings, Inc.	38,350,000	22,926,861

TOTAL PHILIPPINES		112,479,407

Russia - 2.8%
Magnit OJSC	166,490	26,708,146
NOVATEK OAO GDR (Reg. S)	227,900	28,852,140
Sberbank of Russia	16,272,340	46,511,893

TOTAL RUSSIA		102,072,179

South Africa - 7.0%
Aspen Pharmacare Holdings Ltd.	1,199,890	27,426,057
Bidcorp Ltd.	1,317,298	22,704,450
Capitec Bank Holdings Ltd.	421,800	21,974,606
Discovery Ltd.	2,510,985	21,442,601
FirstRand Ltd.	8,093,600	30,152,039
Mondi Ltd.	1,034,066	22,720,291
Naspers Ltd. Class N	511,512	81,489,981
Sanlam Ltd.	5,040,800	24,311,806

TOTAL SOUTH AFRICA		252,221,831

Spain - 0.5%
Amadeus IT Holding SA Class A	390,900	18,037,388
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	970,600	18,366,146
Switzerland - 1.1%
Nestle SA	272,576	19,970,155
Sika AG	3,710	19,439,493

TOTAL SWITZERLAND		39,409,648

Taiwan - 6.9%
Advantech Co. Ltd.	2,420,000	20,560,748
Far EasTone Telecommunications Co. Ltd.	9,091,000	21,685,141
Largan Precision Co. Ltd.	227,000	32,386,464
Taiwan Mobile Co. Ltd.	6,852,000	22,956,798
Taiwan Semiconductor Manufacturing Co. Ltd.	25,129,000	150,486,750

TOTAL TAIWAN		248,075,901

Thailand - 2.2%
Airports of Thailand PCL (For. Reg.)	2,113,900	24,927,853
Bangkok Dusit Medical Services PCL (For. Reg.)	26,267,700	16,610,210
Minor International PCL (For. Reg.)	18,353,200	18,166,309
Thai Beverage PCL	33,615,700	20,631,909

TOTAL THAILAND		80,336,281

United Kingdom - 2.2%
British American Tobacco PLC (United Kingdom)	340,500	21,018,362
InterContinental Hotel Group PLC	391,100	18,105,740
NMC Health PLC	995,600	20,427,701
Reckitt Benckiser Group PLC	228,200	19,580,844

TOTAL UNITED KINGDOM		79,132,647

United States of America - 8.4%
A.O. Smith Corp.	347,400	16,935,750
Alphabet, Inc. Class C (a)	21,845	17,405,878
Amazon.com, Inc. (a)	20,880	17,194,262
Amphenol Corp. Class A	278,200	18,775,718
China Biologic Products, Inc. (a)	178,278	20,312,995
Facebook, Inc. Class A (a)	151,900	19,795,608
MasterCard, Inc. Class A	163,500	17,384,955
MercadoLibre, Inc.	112,300	20,819,297
Mettler-Toledo International, Inc. (a)	41,380	17,653,949
Moody's Corp.	191,200	19,821,704
MSCI, Inc.	225,900	18,693,225
Philip Morris International, Inc.	207,300	19,927,749
S&P Global, Inc.	172,800	20,767,104
Sherwin-Williams Co.	67,700	20,567,937
TransDigm Group, Inc.	92,000	19,908,800
Visa, Inc. Class A	227,100	18,783,441

TOTAL UNITED STATES OF AMERICA		304,748,372

TOTAL COMMON STOCKS
(Cost $2,829,913,602)		3,445,732,650

Preferred Stocks - 4.1%
Convertible Preferred Stocks - 0.6%
India - 0.6%
PC Jeweller Ltd. 13.00% (c)	169,426,966	22,450,033
Nonconvertible Preferred Stocks - 3.5%
Brazil - 3.5%
Ambev SA sponsored ADR	7,731,780	41,674,294
Itau Unibanco Holding SA	4,562,810	53,923,723
Itausa-Investimentos Itau SA (PN)	10,320,000	30,392,434
		125,990,451
TOTAL PREFERRED STOCKS
(Cost $138,719,171)		148,440,484

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.62% (d)	15,515,013	15,518,116
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	38,767,032	38,774,785
TOTAL MONEY MARKET FUNDS
(Cost $54,288,189)		54,292,901
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $3,022,920,962)		3,648,466,035
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(27,216,642)
NET ASSETS - 100%		$3,621,249,393

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,450,033 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$25,285,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,255
Fidelity Securities Lending Cash Central Fund	78,074
Total	$118,329

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$489,337,849	$347,692,770	$141,645,079	$--
Consumer Staples	525,513,813	445,272,090	80,241,723	--
Energy	54,534,255	54,534,255	--	--
Financials	567,760,586	476,681,999	91,078,587	--
Health Care	195,583,541	195,583,541	--	--
Industrials	262,173,846	243,807,700	18,366,146	--
Information Technology	1,040,631,452	720,749,386	319,882,066	--
Materials	261,817,819	261,817,819	--	--
Real Estate	47,456,966	47,456,966	--	--
Telecommunication Services	84,247,688	63,172,416	21,075,272	--
Utilities	65,115,319	44,013,744	21,101,575	--
Money Market Funds	54,292,901	54,292,901	--	--
Total Investments in Securities:	$3,648,466,035	$2,955,075,587	$693,390,448	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$185,942,753
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $3,037,038,962. Net unrealized appreciation aggregated $611,427,073, of which $691,578,718 related to appreciated investment securities and $80,151,645 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

January 31, 2017

ILF-QTLY-0317
1.873105.108

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
Argentina - 0.5%
Grupo Superveille SA sponsored ADR	633,652	$9,333,694
Telecom Argentina SA Class B sponsored ADR	1,326,073	25,593,209
YPF SA Class D sponsored ADR	1,722,000	37,315,740

TOTAL ARGENTINA		72,242,643

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	15,575,924	5,315,751
Austria - 0.4%
Erste Group Bank AG	2,133,540	64,810,822
Bermuda - 1.4%
AGTech Holdings Ltd. (b)	74,748,000	13,781,981
Credicorp Ltd. (United States)	367,840	60,208,051
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	15,796,970
PAX Global Technology Ltd. (c)	36,288,000	25,288,468
Shangri-La Asia Ltd.	76,104,000	84,649,757
VimpelCom Ltd. sponsored ADR	5,404,220	22,859,851

TOTAL BERMUDA		222,585,078

Brazil - 3.7%
B2W Companhia Global do Varejo (b)	15,542,994	59,190,736
BB Seguridade Participacoes SA	6,623,700	58,667,598
BR Malls Participacoes SA	11,321,100	52,705,575
Cielo SA	4,103,440	34,495,930
Companhia de Saneamento de Minas Gerais	4,055,970	55,553,827
Cosan SA Industria e Comercio	2,136,800	27,307,587
Direcional Engenharia SA (a)	14,002,100	26,261,436
FPC Par Corretora de Seguros (a)	12,340,600	55,219,593
Localiza Rent A Car SA	3,292,700	38,505,917
Minerva SA (a)(b)	12,847,500	48,966,543
Smiles SA (a)	7,270,700	119,982,355

TOTAL BRAZIL		576,857,097

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	1,922,301	34,889,763
Canada - 0.6%
Pan American Silver Corp.	3,200,800	62,511,624
Torex Gold Resources, Inc. (b)	1,079,590	22,898,508

TOTAL CANADA		85,410,132

Cayman Islands - 12.6%
51job, Inc. sponsored ADR (b)(c)	900,100	31,665,518
58.com, Inc. ADR (b)(c)	3,309,322	96,566,016
Airtac International Group	2,370,000	19,718,023
Alibaba Group Holding Ltd. sponsored ADR (b)	2,674,306	270,933,941
Bitauto Holdings Ltd. ADR (b)(c)	2,512,660	48,996,870
BizLink Holding, Inc.	2,755,277	14,575,615
China State Construction International Holdings Ltd.	24,896,000	40,454,856
CK Hutchison Holdings Ltd.	1,852,270	22,199,792
Ctrip.com International Ltd. ADR (b)	2,858,200	123,502,822
Fang Holdings Ltd. ADR (c)	4,852,295	18,487,244
Haitian International Holdings Ltd.	15,980,000	32,507,088
JD.com, Inc. sponsored ADR (b)	11,526,400	327,349,760
Momo, Inc. ADR (b)	1,141,700	25,950,841
NetEase, Inc. ADR	294,000	74,646,600
Sino Biopharmaceutical Ltd.	76,737,000	60,229,174
Sunny Optical Technology Group Co. Ltd.	6,523,000	38,221,581
Tencent Holdings Ltd.	20,727,199	541,920,569
Uni-President China Holdings Ltd.	110,383,000	84,339,722
Vipshop Holdings Ltd. ADR (b)	8,128,400	92,013,488

TOTAL CAYMAN ISLANDS		1,964,279,520

Chile - 1.8%
Compania Cervecerias Unidas SA sponsored ADR (c)	2,722,400	61,499,016
CorpBanca SA	4,433,814,623	36,307,273
Enersis SA	268,569,624	48,034,655
Inversiones La Construccion SA	2,686,616	35,002,745
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,492,200	48,227,904
Vina Concha y Toro SA	34,096,719	55,463,190

TOTAL CHILE		284,534,783

China - 6.7%
Anhui Conch Cement Co. Ltd. (H Shares)	15,521,500	49,947,669
BBMG Corp. (H Shares)	156,886,500	60,206,758
China Life Insurance Co. Ltd. (H Shares)	41,213,900	113,527,301
China Longyuan Power Grid Corp. Ltd. (H Shares)	43,460,810	35,499,625
China Oilfield Services Ltd. (H Shares)	6,654,000	7,098,010
China Pacific Insurance (Group) Co. Ltd. (H Shares)	31,102,494	110,476,351
China Petroleum & Chemical Corp. (H Shares)	61,158,000	48,310,359
China Telecom Corp. Ltd. (H Shares)	103,630,882	48,928,126
Industrial & Commercial Bank of China Ltd. (H Shares)	348,414,400	213,015,393
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	9,431,079	25,230,310
Kweichow Moutai Co. Ltd. (A Shares)	944,129	47,252,753
Maanshan Iron & Steel Ltd. (H Shares) (b)	72,204,000	26,460,003
PICC Property & Casualty Co. Ltd. (H Shares)	35,454,500	53,594,774
Qingdao Haier Co. Ltd.	54,663,837	80,307,977
Shanghai International Airport Co. Ltd. (A Shares)	8,259,398	33,005,667
Tsingtao Brewery Co. Ltd. (H Shares)	15,550,000	62,091,232
Zhengzhou Yutong Bus Co. Ltd.	11,884,554	34,988,856

TOTAL CHINA		1,049,941,164

Colombia - 0.3%
Bancolombia SA sponsored ADR	1,359,886	51,485,284
Czech Republic - 0.3%
MONETA Money Bank A/S	13,247,575	43,715,780
Egypt - 0.1%
Global Telecom Holding GDR (b)	8,124,356	14,705,084
Greece - 0.4%
Titan Cement Co. SA (Reg.)	2,474,800	55,594,885
Hong Kong - 4.7%
AIA Group Ltd.	5,589,720	34,607,929
China Mobile Ltd.	5,029,295	56,592,776
China Mobile Ltd. sponsored ADR	3,385,670	192,983,190
China Resources Beer Holdings Co. Ltd. (b)	50,634,666	102,844,760
China Resources Power Holdings Co. Ltd.	19,243,397	33,050,302
China Unicom Ltd. sponsored ADR	1,055,900	12,639,123
CNOOC Ltd.	123,839,000	154,644,503
Far East Horizon Ltd.	121,219,750	110,507,380
Sinotruk Hong Kong Ltd.	43,262,000	32,437,679
Techtronic Industries Co. Ltd.	2,798,000	9,677,190

TOTAL HONG KONG		739,984,832

India - 7.8%
ACC Ltd.	581,950	12,183,757
Adani Ports & Special Economic Zone	14,210,202	61,742,765
Axis Bank Ltd.	7,051,611	48,671,417
Bharti Infratel Ltd.	6,580,447	28,635,641
Coal India Ltd.	13,262,192	60,737,166
Edelweiss Financial Services Ltd.	17,055,861	27,826,455
Eicher Motors Ltd.	123,870	42,250,375
ICICI Bank Ltd.	7,151,963	28,546,781
ICICI Bank Ltd. sponsored ADR	3,203,800	24,829,450
ITC Ltd.	17,429,860	66,631,813
JK Cement Ltd.	3,180,810	34,057,729
Larsen & Toubro Ltd.	2,663,943	57,064,764
LIC Housing Finance Ltd.	5,767,451	47,286,862
Lupin Ltd.	4,362,357	95,026,564
Petronet LNG Ltd.	7,752,511	42,939,369
Phoenix Mills Ltd.	6,670,130	34,163,237
Power Grid Corp. of India Ltd.	36,543,203	112,149,177
Reliance Industries Ltd.	8,590,998	132,997,276
SREI Infrastructure Finance Ltd. (a)	41,882,982	54,001,534
State Bank of India	20,217,995	77,964,230
Sun Pharmaceutical Industries Ltd.	9,589,718	89,697,207
Tata Consultancy Services Ltd.	1,142,480	37,732,384

TOTAL INDIA		1,217,135,953

Indonesia - 1.7%
PT Astra International Tbk	148,138,000	88,200,494
PT Bank Mandiri (Persero) Tbk	74,180,200	60,555,265
PT Bank Rakyat Indonesia Tbk	86,297,100	75,778,581
PT Kalbe Farma Tbk	171,731,800	18,649,025
PT Link Net Tbk	51,291,341	19,206,643

TOTAL INDONESIA		262,390,008

Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	44,367,937	77,447,182
Japan - 1.3%
Alps Electric Co. Ltd.	857,500	22,897,551
Nexon Co. Ltd.	1,219,200	18,594,123
Nissha Printing Co. Ltd. (c)	745,800	20,476,309
Rakuten, Inc.	2,705,800	27,019,657
Sony Corp.	878,700	26,605,058
Sumco Corp.	3,256,300	51,075,257
Suzuki Motor Corp.	829,400	32,093,248

TOTAL JAPAN		198,761,203

Korea (South) - 12.0%
AMOREPACIFIC Group, Inc.	352,298	41,450,962
Daou Technology, Inc. (a)	2,905,362	44,779,965
Duk San Neolux Co. Ltd. (b)	319,937	7,361,994
EO Technics Co. Ltd.	129,790	9,579,554
Fila Korea Ltd. (a)	670,598	40,062,296
Hanon Systems	3,488,604	27,535,990
Hyundai Fire & Marine Insurance Co. Ltd.	1,852,516	48,418,754
Hyundai Glovis Co. Ltd.	266,616	35,999,937
Hyundai Mobis	640,375	134,565,856
InterPark INT Corp. (a)	3,076,471	24,443,256
KB Financial Group, Inc.	4,170,080	170,277,083
KEPCO Plant Service & Engineering Co. Ltd.	515,113	24,466,677
Korea Electric Power Corp.	1,510,752	55,687,281
Korea Express Co. Ltd. (b)	217,379	30,767,367
Korean Reinsurance Co. (a)	6,241,323	58,801,925
KT Corp.	564,099	14,405,838
KT Corp. sponsored ADR (c)	193,900	2,883,293
LG Chemical Ltd.	200,055	45,513,040
LG Display Co. Ltd.	456,392	12,149,809
Samsung Electronics Co. Ltd.	405,884	695,367,144
Samsung Fire & Marine Insurance Co. Ltd.	84,342	19,700,685
Samsung Life Insurance Co. Ltd.	597,148	57,555,934
Samsung SDI Co. Ltd.	681,787	68,377,914
Shinhan Financial Group Co. Ltd.	3,906,850	155,712,891
Shinhan Financial Group Co. Ltd. sponsored ADR (c)	26,221	1,036,778
SK Telecom Co. Ltd.	15,595	3,019,781
SK Telecom Co. Ltd. sponsored ADR (c)	1,660,900	35,709,350
Viatron Technologies, Inc.	593,068	11,612,780

TOTAL KOREA (SOUTH)		1,877,244,134

Mauritius - 0.3%
MakeMyTrip Ltd. (b)(c)	1,185,696	39,602,246
Mexico - 4.4%
America Movil S.A.B. de CV Series L sponsored ADR	2,158,020	27,212,632
Banregio Grupo Financiero S.A.B. de CV	3,524,971	19,575,941
CEMEX S.A.B. de CV sponsored ADR	10,003,112	92,628,817
El Puerto de Liverpool S.A.B. de CV Class C	2,970,519	18,743,179
Fibra Uno Administracion SA de CV	27,167,400	38,848,724
Gruma S.A.B. de CV Series B	6,580,510	88,536,394
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,470,600	42,385,443
Grupo Comercial Chedraui S.A.B. de CV	12,170,788	22,417,338
Grupo Financiero Banorte S.A.B. de CV Series O	18,191,818	87,192,664
Infraestructura Energetica Nova S.A.B. de CV (c)	9,943,200	43,890,549
Macquarie Mexican (REIT) (a)	71,871,913	70,756,965
Promotora y Operadora de Infraestructura S.A.B. de CV	3,110,025	27,114,568
Tenedora Nemak SA de CV	33,506,079	31,138,553
Wal-Mart de Mexico SA de CV Series V	43,933,100	77,739,055

TOTAL MEXICO		688,180,822

Netherlands - 0.9%
Altice NV Class B (b)	1,101,190	24,226,411
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (b)(d)	10,192,900	38,702,997
X5 Retail Group NV GDR (Reg. S) (b)	202,300	6,787,165
Yandex NV Series A (b)	3,364,680	77,858,695

TOTAL NETHERLANDS		147,575,268

Nigeria - 0.3%
Guaranty Trust Bank PLC	101,802,322	7,897,594
Guaranty Trust Bank PLC GDR (Reg. S)	4,370,504	15,296,764
Transnational Corp. of Nigeria PLC	1,235,285,783	3,234,791
Zenith Bank PLC	494,649,406	25,420,608

TOTAL NIGERIA		51,849,757

Pakistan - 0.5%
Habib Bank Ltd.	31,531,700	78,488,525
Panama - 0.2%
Copa Holdings SA Class A	383,000	37,338,670
Philippines - 0.7%
Alliance Global Group, Inc.	36,632,020	9,246,581
Metropolitan Bank & Trust Co.	38,172,987	62,623,385
Robinsons Land Corp.	84,767,270	42,827,695

TOTAL PHILIPPINES		114,697,661

Romania - 0.1%
Banca Transilvania SA	39,141,395	22,182,019
Russia - 5.9%
Lukoil PJSC sponsored ADR	3,133,800	175,837,518
Magnit OJSC GDR (Reg. S)	1,308,300	47,883,780
MegaFon PJSC (b)	1,493,140	15,707,073
MegaFon PJSC GDR	820,591	8,903,412
MMC Norilsk Nickel PJSC sponsored ADR	5,671,700	91,711,389
Mobile TeleSystems OJSC	8,390,700	38,430,383
Mobile TeleSystems OJSC sponsored ADR	347,200	3,635,184
NOVATEK OAO GDR (Reg. S)	858,600	108,698,760
Rosneft Oil Co. OJSC	8,179,200	54,469,080
RusHydro PJSC (b)	718,141,700	12,340,505
Sberbank of Russia	41,054,860	117,348,781
Sberbank of Russia sponsored ADR	15,509,231	180,837,633
Sistema JSFC	63,543,900	25,251,715
Sistema JSFC sponsored GDR	740,200	7,083,714
Unipro PJSC	769,662,400	36,157,692

TOTAL RUSSIA		924,296,619

Singapore - 0.4%
Ascendas Real Estate Investment Trust (b)	17,168,000	29,966,495
First Resources Ltd.	28,640,700	39,221,308

TOTAL SINGAPORE		69,187,803

South Africa - 6.4%
Alexander Forbes Group Holdings Ltd.	40,828,199	21,663,942
Aspen Pharmacare Holdings Ltd.	2,461,782	56,269,303
Barclays Africa Group Ltd.	3,578,497	42,174,479
Bidcorp Ltd.	1,979,745	34,122,136
Bidvest Group Ltd.	3,787,245	44,564,421
FirstRand Ltd.	18,168,600	67,685,619
Imperial Holdings Ltd.	5,668,081	70,166,426
JSE Ltd.	1,872,592	22,421,076
Life Healthcare Group Holdings Ltd.	16,565,700	41,306,681
Naspers Ltd. Class N	3,281,360	522,759,905
Nedbank Group Ltd.	2,246,100	38,706,262
Telkom SA Ltd.	7,036,557	38,449,105

TOTAL SOUTH AFRICA		1,000,289,355

Taiwan - 7.9%
Advantech Co. Ltd.	7,594,000	64,519,966
Boardtek Electronics Corp.	10,592,000	10,187,717
Chroma ATE, Inc.	6,959,000	18,272,939
E.SUN Financial Holdings Co. Ltd.	81,721,420	48,340,366
eMemory Technology, Inc.	953,000	12,221,670
GlobalWafers Co. Ltd.	6,670,000	30,580,145
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,486,000	36,189,808
King's Town Bank	28,696,000	26,312,679
Largan Precision Co. Ltd.	1,573,900	224,550,905
MediaTek, Inc.	6,751,000	46,210,817
Taiwan Cement Corp.	66,350,000	75,304,660
Taiwan Fertilizer Co. Ltd.	15,211,000	19,848,598
Taiwan Semiconductor Manufacturing Co. Ltd.	80,084,284	479,590,260
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	469,801	14,521,549
Universal Cement Corp.	25,285,914	19,943,043
Vanguard International Semiconductor Corp.	11,379,000	20,539,514
Wistron NeWeb Corp.	5,829,800	16,709,707
Yuanta Financial Holding Co. Ltd.	165,121,206	65,645,083

TOTAL TAIWAN		1,229,489,426

Thailand - 1.8%
Delta Electronics PCL (For. Reg.)	1,245,900	3,043,108
Kasikornbank PCL (For. Reg.)	19,538,404	104,349,519
PTT Global Chemical PCL (For. Reg.)	32,737,500	63,176,405
PTT PCL (For. Reg.)	6,757,000	77,756,263
Star Petroleum Refining PCL	75,862,700	26,794,773

TOTAL THAILAND		275,120,068

Turkey - 1.2%
Aselsan A/S	8,562,000	30,997,156
Bim Birlesik Magazalar A/S JSC	4,184,000	59,713,608
Enka Insaat ve Sanayi A/S	14,312,550	21,773,329
Tupras Turkiye Petrol Rafinelleri A/S	3,349,796	72,755,067

TOTAL TURKEY		185,239,160

United Arab Emirates - 1.4%
DP World Ltd.	2,410,405	45,556,655
Emaar Properties PJSC	44,531,285	90,083,435
First Gulf Bank PJSC	24,029,181	84,722,670

TOTAL UNITED ARAB EMIRATES		220,362,760

United Kingdom - 0.5%
Fresnillo PLC	1,999,500	36,548,341
Mondi PLC	2,184,100	48,110,437

TOTAL UNITED KINGDOM		84,658,778

TOTAL COMMON STOCKS
(Cost $12,259,416,862)		14,067,890,035

Preferred Stocks - 7.5%
Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)	7,577,282	23,951,031
Nonconvertible Preferred Stocks - 7.4%
Brazil - 6.1%
Ambev SA sponsored ADR	25,032,200	134,923,558
Banco do Estado Rio Grande do Sul SA	8,890,636	44,437,662
Companhia Paranaense de Energia-Copel:
(PN-B)	150,600	1,536,540
(PN-B) sponsored ADR (c)	5,280,809	53,917,060
Fibria Celulose SA sponsored ADR (c)	4,562,900	42,069,938
Itau Unibanco Holding SA sponsored ADR	24,250,994	286,404,239
Metalurgica Gerdau SA (PN) (a)(b)	37,824,122	67,459,479
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	13,555,600	128,913,756
Telefonica Brasil SA	4,158,500	61,590,300
Vale SA (PN-A) sponsored ADR	13,845,000	134,158,050
		955,410,582
Korea (South) - 1.3%
Hyundai Motor Co. Series 2	572,700	47,690,397
Samsung Electronics Co. Ltd.	86,671	118,232,028
Samsung Fire & Marine Insurance Co. Ltd.	191,001	30,848,477
		196,770,902

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,152,181,484

TOTAL PREFERRED STOCKS
(Cost $865,609,853)		1,176,132,515
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.48% 2/2/17 to 3/2/17 (Cost $15,684,231)(f)	15,690,000	15,684,154
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.62% (g)	399,653,470	399,733,401
Fidelity Securities Lending Cash Central Fund 0.65% (g)(h)	180,839,640	180,875,808
TOTAL MONEY MARKET FUNDS
(Cost $580,557,449)		580,609,209
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $13,721,268,395)		15,840,315,913
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(187,371,092)
NET ASSETS - 100%		$15,652,944,821

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,698 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	77,691,990	$3,843,004

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,702,997 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,951,031 or 0.2% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,745,176.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$405,189
Fidelity Securities Lending Cash Central Fund	369,943
Total	$775,132

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Daou Technology, Inc.	$44,852,464	$6,333,198	$--	$283,020	$44,779,965
Direcional Engenharia SA	23,505,135	550,989	--	--	26,261,436
Fila Korea Ltd.	51,126,461	--	--	115,451	40,062,296
FPC Par Corretora de Seguros	51,039,845	6,095,228	--	726,228	55,219,593
Frontier Digital Ventures Ltd.	6,042,789	--	--	--	5,315,751
GP Investments Ltd. Class A (depositary receipt)	17,347,037	--	697,647	--	15,796,970
InterPark INT Corp.	30,049,593	76,664	--	529,647	24,443,256
Korean Reinsurance Co.	75,492,743	--	10,678,821	1,391,182	58,801,925
Macquarie Mexican (REIT)	90,614,570	224,011	289,186	1,697,083	70,756,965
Metalurgica Gerdau SA (PN)	56,285,896	--	--	--	67,459,479
Minerva SA	40,691,800	--	--	--	48,966,543
Smiles SA	137,502,361	--	3,686,548	57,476	119,982,355
SREI Infrastructure Finance Ltd.	45,678,231	--	--	--	54,001,534
Total	$670,228,925	$13,280,090	$15,352,202	$4,800,087	$631,848,068

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,107,055,275	$1,439,412,334	$643,691,910	$23,951,031
Consumer Staples	1,107,114,643	857,838,929	249,275,714	--
Energy	1,156,575,227	946,522,355	210,052,872	--
Financials	3,562,520,547	2,571,915,777	990,604,770	--
Health Care	361,177,954	300,948,780	60,229,174	--
Industrials	831,804,028	704,204,613	127,599,415	--
Information Technology	3,369,575,113	2,258,622,445	1,110,952,668	--
Materials	1,115,923,028	979,308,598	136,614,430	--
Real Estate	359,352,126	359,352,126	--	--
Telecommunication Services	781,872,605	623,515,482	158,357,123	--
Utilities	491,052,004	422,502,077	68,549,927	--
Government Obligations	15,684,154	--	15,684,154	--
Money Market Funds	580,609,209	580,609,209	--	--
Total Investments in Securities:	$15,840,315,913	$12,044,752,725	$3,771,612,157	$23,951,031
Derivative Instruments:
Assets
Futures Contracts	$3,843,004	$3,843,004	$--	$--
Total Assets	$3,843,004	$3,843,004	$--	$--
Total Derivative Instruments:	$3,843,004	$3,843,004	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,696,063,207
Level 2 to Level 1	$106,990,777

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $13,780,757,212. Net unrealized appreciation aggregated $2,059,558,701, of which $2,857,110,016 related to appreciated investment securities and $797,551,315 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Value Fund

January 31, 2017

FIV-QTLY-0317
1.844602.110

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 6.0%
Ansell Ltd.	61,159	$1,102,987
Australia & New Zealand Banking Group Ltd.	249,120	5,533,836
Insurance Australia Group Ltd.	513,326	2,246,298
Macquarie Group Ltd.	36,371	2,333,587
Magellan Financial Group Ltd.	72,957	1,300,269
Westpac Banking Corp.	296,759	7,144,023

TOTAL AUSTRALIA		19,661,000

Bailiwick of Jersey - 0.7%
Wolseley PLC	37,157	2,301,144
Belgium - 1.5%
KBC Groep NV	72,420	4,692,207
Canada - 1.0%
Imperial Oil Ltd.	54,100	1,778,596
Potash Corp. of Saskatchewan, Inc.	79,300	1,475,391

TOTAL CANADA		3,253,987

Finland - 1.1%
Sampo Oyj (A Shares)	77,234	3,576,592
France - 14.8%
Atos Origin SA	36,612	3,892,586
AXA SA	210,721	5,178,945
Bouygues SA	40,871	1,484,867
Capgemini SA	25,793	2,098,568
Compagnie de St. Gobain	55,200	2,712,291
Havas SA	220,503	1,981,863
Natixis SA	300,500	1,779,278
Sanofi SA	73,681	5,922,221
Societe Generale Series A	103,400	5,054,973
SR Teleperformance SA	20,000	2,139,785
Total SA	194,062	9,818,601
VINCI SA	59,500	4,168,543
Vivendi SA	121,992	2,236,854

TOTAL FRANCE		48,469,375

Germany - 7.2%
Axel Springer Verlag AG	31,600	1,661,946
BASF AG	74,110	7,129,756
Brenntag AG	11,813	685,300
Deutsche Telekom AG	282,200	4,940,479
Fresenius SE & Co. KGaA	33,800	2,661,004
GEA Group AG	26,784	1,105,646
HeidelbergCement Finance AG	24,500	2,357,552
Linde AG	3,201	519,877
SAP AG	26,460	2,419,773

TOTAL GERMANY		23,481,333

Hong Kong - 0.9%
AIA Group Ltd.	161,000	996,808
Power Assets Holdings Ltd.	192,000	1,839,718

TOTAL HONG KONG		2,836,526

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	1,176,400	1,033,012
Ireland - 1.7%
Allergan PLC	6,880	1,505,963
CRH PLC	67,371	2,336,811
Medtronic PLC	21,800	1,657,236

TOTAL IRELAND		5,500,010

Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	50,699	1,694,868
Italy - 1.2%
Intesa Sanpaolo SpA	1,007,100	2,365,538
Telecom Italia SpA (a)	1,599,400	1,375,351

TOTAL ITALY		3,740,889

Japan - 23.1%
AEON Financial Service Co. Ltd.	72,600	1,300,126
Astellas Pharma, Inc.	124,100	1,665,642
Daito Trust Construction Co. Ltd.	7,800	1,090,798
Dentsu, Inc.	28,100	1,299,105
East Japan Railway Co.	17,800	1,612,736
Fuji Heavy Industries Ltd.	62,400	2,509,043
Hoya Corp.	64,000	2,789,903
Itochu Corp.	246,800	3,401,123
Japan Tobacco, Inc.	44,400	1,431,370
Kao Corp.	31,200	1,542,730
KDDI Corp.	150,400	4,041,005
Komatsu Ltd.	102,400	2,424,691
Makita Corp.	34,500	2,398,592
Mitsubishi UFJ Financial Group, Inc.	1,281,400	8,205,473
Nintendo Co. Ltd.	4,400	900,600
Nippon Telegraph & Telephone Corp.	71,300	3,149,486
Nomura Holdings, Inc.	433,200	2,685,347
OBIC Co. Ltd.	42,400	2,035,320
Olympus Corp.	68,600	2,366,460
ORIX Corp.	234,500	3,545,226
Recruit Holdings Co. Ltd.	35,000	1,532,858
Seven & i Holdings Co. Ltd.	60,200	2,404,055
Shin-Etsu Chemical Co. Ltd.	32,500	2,805,575
Shinsei Bank Ltd.	890,000	1,537,065
Sony Corp.	89,200	2,700,775
Sony Financial Holdings, Inc.	123,000	2,073,058
Tokio Marine Holdings, Inc.	70,600	2,958,184
Toyota Motor Corp.	154,400	8,978,802

TOTAL JAPAN		75,385,148

Netherlands - 3.2%
ING Groep NV (Certificaten Van Aandelen)	348,090	5,000,645
PostNL NV (a)	173,631	759,860
RELX NV	172,805	2,918,803
Wolters Kluwer NV	49,333	1,882,830

TOTAL NETHERLANDS		10,562,138

Norway - 1.0%
Statoil ASA	178,500	3,328,524
Spain - 3.2%
Banco Santander SA (Spain)	659,900	3,667,952
CaixaBank SA	829,697	3,028,219
Iberdrola SA	597,513	3,773,977
Iberdrola SA	13,675	86,122

TOTAL SPAIN		10,556,270

Sweden - 3.2%
Investor AB (B Shares)	55,173	2,200,713
Nordea Bank AB	443,800	5,362,881
Swedbank AB (A Shares)	117,842	2,978,686

TOTAL SWEDEN		10,542,280

Switzerland - 7.4%
ABB Ltd. (Reg.)	143,480	3,419,249
Credit Suisse Group AG	112,642	1,719,495
Lafargeholcim Ltd. (Reg.)	39,380	2,105,201
Nestle SA	30,071	2,203,138
Novartis AG	50,430	3,723,123
Syngenta AG (Switzerland)	2,370	1,007,282
UBS Group AG	334,458	5,388,118
Zurich Insurance Group AG	16,415	4,727,088

TOTAL SWITZERLAND		24,292,694

United Kingdom - 17.6%
AstraZeneca PLC (United Kingdom)	78,507	4,166,291
Aviva PLC	677,941	4,081,804
BAE Systems PLC	462,029	3,393,463
BHP Billiton PLC	115,400	2,104,644
BP PLC	1,094,674	6,537,983
British American Tobacco PLC (United Kingdom)	30,700	1,895,048
Bunzl PLC	103,266	2,713,791
Compass Group PLC	163,839	2,915,852
HSBC Holdings PLC sponsored ADR (b)	144,443	6,153,272
Imperial Tobacco Group PLC	63,922	2,954,004
Informa PLC	350,099	2,871,568
ITV PLC	522,596	1,335,889
Lloyds Banking Group PLC	5,968,400	4,895,295
Micro Focus International PLC	89,200	2,406,982
Rio Tinto PLC	112,160	4,969,024
Royal Dutch Shell PLC Class B (United Kingdom)	109,038	3,079,717
Vodafone Group PLC sponsored ADR	39,858	992,464

TOTAL UNITED KINGDOM		57,467,091

United States of America - 2.8%
ConocoPhillips Co.	59,300	2,891,468
Constellation Brands, Inc. Class A (sub. vtg.)	8,400	1,257,984
Edgewell Personal Care Co. (a)	12,500	985,500
Molson Coors Brewing Co. Class B	17,000	1,640,840
S&P Global, Inc.	18,400	2,211,312

TOTAL UNITED STATES OF AMERICA		8,987,104

TOTAL COMMON STOCKS
(Cost $329,889,052)		321,362,192

Nonconvertible Preferred Stocks - 0.5%
Spain - 0.5%
Grifols SA Class B
(Cost $1,436,568)	92,000	1,570,817

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.62% (c)	1,981,586	1,981,982
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	1,730,304	1,730,650
TOTAL MONEY MARKET FUNDS
(Cost $3,712,632)		3,712,632
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $335,038,252)		326,645,641
NET OTHER ASSETS (LIABILITIES) - 0.0%		152,004
NET ASSETS - 100%		$326,797,645

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,331
Fidelity Securities Lending Cash Central Fund	14,681
Total	$17,012

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$28,491,697	$11,659,414	$16,832,283	$--
Consumer Staples	16,314,669	12,216,483	4,098,186	--
Energy	27,434,889	4,670,064	22,764,825	--
Financials	116,955,325	61,323,299	55,632,026	--
Health Care	30,826,515	13,778,421	17,048,094	--
Industrials	41,055,572	23,885,931	17,169,641	--
Information Technology	13,753,829	10,433,456	3,320,373	--
Materials	26,811,113	16,393,352	10,417,761	--
Real Estate	1,090,798	1,090,798	--	--
Telecommunication Services	14,498,785	992,464	13,506,321	--
Utilities	5,699,817	86,122	5,613,695	--
Money Market Funds	3,712,632	3,712,632	--	--
Total Investments in Securities:	$326,645,641	$160,242,436	$166,403,205	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$16,118,755
Level 2 to Level 1	$4,202,642

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $336,000,644. Net unrealized depreciation aggregated $9,355,003, of which $16,388,348 related to appreciated investment securities and $25,743,351 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

January 31, 2017

PAF-QTLY-0317
1.813019.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 13.2%
1-Page Ltd. (a)(b)	872,167	122,369
Aconex Ltd. (a)(b)	1,364,047	3,124,170
ALS Ltd.	599,406	2,691,170
Amcor Ltd.	447,130	4,849,179
Arena (REIT) unit	2,192,142	3,108,913
Asaleo Care Ltd.	2,957,365	3,386,727
Australia & New Zealand Banking Group Ltd.	402,514	8,941,259
Blue Sky Alternative Investments Ltd.	812,543	4,252,005
Commonwealth Bank of Australia	240,378	14,886,836
CSL Ltd.	120,544	10,276,376
Hansen Technologies Ltd.	1,580,243	4,626,041
HUB24 Ltd. (a)	987,809	3,618,415
Magellan Financial Group Ltd.	227,615	4,056,646
NIB Holdings Ltd.	1,269,267	4,437,642
realestate.com.au Ltd.	150,218	5,987,915
Reliance Worldwide Corp. Ltd.	1,334,827	2,935,765
Sydney Airport unit	791,380	3,511,068
Woodside Petroleum Ltd.	309,417	7,405,928

TOTAL AUSTRALIA		92,218,424

Bermuda - 3.1%
Brilliance China Automotive Holdings Ltd.	2,248,000	3,166,849
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	9,738,506
Hongkong Land Holdings Ltd.	875,100	5,906,925
PAX Global Technology Ltd. (b)	4,667,000	3,252,350

TOTAL BERMUDA		22,064,630

Cayman Islands - 4.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	130,400	13,210,824
China High Precision Automation Group Ltd. (a)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
Haitian International Holdings Ltd.	1,933,000	3,932,178
International Housewares Retail Co. Ltd.	17,378,000	3,822,743
NetEase, Inc. ADR	21,600	5,484,240
Silergy Corp.	304,000	4,629,615
SITC International Holdings Co. Ltd.	1,618,000	1,004,930

TOTAL CAYMAN ISLANDS		32,084,535

China - 6.6%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,186,900	4,506,724
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	8,015,259
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,381,079	9,599,007
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	357,688	3,649,830
Kweichow Moutai Co. Ltd. (A Shares)	261,750	13,100,337
Shenzhen Expressway Co. (H Shares)	4,216,000	3,841,462
Weifu High-Technology Co. Ltd. (B Shares)	1,382,213	3,263,625

TOTAL CHINA		45,976,244

Hong Kong - 5.2%
AIA Group Ltd.	2,207,800	13,669,269
China Resources Beer Holdings Co. Ltd. (a)	2,050,666	4,165,136
Hang Seng Bank Ltd.	394,400	8,039,047
Magnificent Hotel Investment Ltd.	90,048,000	2,062,337
Techtronic Industries Co. Ltd.	2,368,500	8,191,717

TOTAL HONG KONG		36,127,506

India - 6.6%
Asian Paints Ltd.	433,057	6,226,297
Bharti Infratel Ltd.	1,673,826	7,283,864
CCL Products (India) Ltd. (a)	138,566	615,507
HDFC Bank Ltd.	377,736	8,130,332
Housing Development Finance Corp. Ltd.	291,623	5,899,626
Indraprastha Gas Ltd.	269,883	3,755,537
Page Industries Ltd.	16,160	3,469,296
Petronet LNG Ltd.	1,254,516	6,948,475
Reliance Industries Ltd.	231,375	3,581,917

TOTAL INDIA		45,910,851

Indonesia - 3.0%
PT Bank Central Asia Tbk	8,552,300	9,799,677
PT Bank Rakyat Indonesia Tbk	8,236,100	7,232,224
PT Gudang Garam Tbk	886,300	4,098,785

TOTAL INDONESIA		21,130,686

Israel - 0.8%
Sarine Technologies Ltd.	4,391,400	5,764,423
Japan - 36.8%
Arcland Service Holdings Co. Ltd.	191,500	5,249,247
Astellas Pharma, Inc.	655,800	8,801,999
Broadleaf Co. Ltd.	293,902	1,827,289
Create SD Holdings Co. Ltd.	211,800	4,667,066
DaikyoNishikawa Corp.	12,300	160,681
Daito Trust Construction Co. Ltd.	61,900	8,656,461
Dentsu, Inc.	102,100	4,720,237
East Japan Railway Co.	78,300	7,094,225
Fanuc Corp.	41,400	8,127,929
Fuji Heavy Industries Ltd.	256,700	10,321,654
Harmonic Drive Systems, Inc. (b)	115,100	3,471,043
Hoya Corp.	151,200	6,591,147
Hulic Co. Ltd.	321,400	3,136,859
Japan Tobacco, Inc.	233,600	7,530,812
Kakaku.com, Inc.	304,100	5,505,096
Kao Corp.	177,400	8,771,802
KDDI Corp.	355,000	9,538,276
Keyence Corp.	19,800	7,693,083
Misumi Group, Inc.	262,700	4,909,193
Mitsubishi Pencil Co. Ltd.	71,300	3,820,432
Mitsui Fudosan Co. Ltd.	227,000	5,260,345
Morinaga & Co. Ltd.	94,600	4,088,637
Murata Manufacturing Co. Ltd.	42,000	5,674,520
Nakanishi, Inc.	143,500	5,547,582
Nidec Corp.	70,700	6,643,583
Nihon M&A Center, Inc.	113,600	3,305,075
Nihon Parkerizing Co. Ltd.	426,800	5,227,742
Nitori Holdings Co. Ltd.	56,500	6,315,030
Olympus Corp.	116,400	4,015,393
Open House Co. Ltd.	191,800	4,487,960
ORIX Corp.	513,500	7,763,214
PALTAC Corp.	37,500	970,131
PeptiDream, Inc. (a)(b)	48,600	2,410,415
ProNexus, Inc.	276,400	2,585,054
Rakuten, Inc.	432,400	4,317,873
Shionogi & Co. Ltd.	155,400	7,466,522
SK Kaken Co. Ltd.	48,000	4,625,277
SMC Corp.	20,600	5,639,412
SMS Co., Ltd.	210,300	5,040,048
SoftBank Corp.	154,600	11,910,348
Sosei Group Corp. (a)(b)	11,700	1,356,417
Start Today Co. Ltd.	288,000	5,415,145
Sundrug Co. Ltd.	72,300	4,981,791
Sysmex Corp.	65,300	3,909,556
The Suruga Bank Ltd.	251,900	5,755,930
Tokyo Century Corp.	111,800	3,807,200
Toshiba Plant Systems & Services Corp.	355,900	5,361,668
Welcia Holdings Co. Ltd.	47,900	2,634,479

TOTAL JAPAN		257,110,878

Korea (South) - 2.7%
BGFretail Co. Ltd.	53,240	4,239,284
KEPCO Plant Service & Engineering Co. Ltd.	88,695	4,212,807
LG Household & Health Care Ltd.	5,939	4,533,017
Loen Entertainment, Inc. (a)	30,841	2,078,142
Medy-Tox, Inc.	10,750	3,864,506

TOTAL KOREA (SOUTH)		18,927,756

New Zealand - 1.6%
EBOS Group Ltd.	408,279	5,062,468
Ryman Healthcare Group Ltd.	925,540	5,914,688

TOTAL NEW ZEALAND		10,977,156

Philippines - 1.1%
Ayala Land, Inc.	5,832,700	4,173,804
D&L Industries, Inc.	13,974,600	3,459,930

TOTAL PHILIPPINES		7,633,734

South Africa - 2.7%
Naspers Ltd. Class N	118,300	18,846,605
Taiwan - 6.8%
Advantech Co. Ltd.	590,000	5,012,744
CTCI Corp.	3,474,000	5,435,347
ECLAT Textile Co. Ltd.	418,000	4,355,493
Nien Made Enterprise Co. Ltd.	643,000	6,029,961
Taiwan Semiconductor Manufacturing Co. Ltd.	3,690,000	22,097,823
Voltronic Power Technology Corp.	329,703	4,487,229

TOTAL TAIWAN		47,418,597

Thailand - 1.0%
Bangkok Bank PCL (For. Reg.)	679,000	3,510,318
Thai Beverage PCL	6,086,700	3,735,762

TOTAL THAILAND		7,246,080

United States of America - 2.5%
China Biologic Products, Inc. (a)	41,600	4,739,904
Cognizant Technology Solutions Corp. Class A (a)	118,700	6,242,433
GI Dynamics, Inc. CDI (a)	5,561,290	101,224
ResMed, Inc. CDI	923,110	6,251,774

TOTAL UNITED STATES OF AMERICA		17,335,335

TOTAL COMMON STOCKS
(Cost $587,840,366)		686,773,440

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.62% (c)	15,617,392	15,620,515
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	7,365,060	7,366,533
TOTAL MONEY MARKET FUNDS
(Cost $22,985,988)		22,987,048
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $610,826,354)		709,760,488
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(11,376,430)
NET ASSETS - 100%		$698,384,058

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,216
Fidelity Securities Lending Cash Central Fund	57,799
Total	$70,015

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$98,744,681	$62,654,430	$36,090,251	$--
Consumer Staples	74,198,972	70,033,836	4,165,136	--
Energy	17,936,320	17,936,320	--	--
Financials	121,814,899	83,960,992	37,853,907	--
Health Care	85,908,978	66,830,603	19,078,375	--
Industrials	88,773,993	71,867,494	16,906,499	--
Information Technology	98,049,371	72,699,196	25,350,173	2
Materials	24,388,428	24,388,425	--	3
Real Estate	34,731,267	34,731,267	--	--
Telecommunication Services	28,732,488	7,283,864	21,448,624	--
Utilities	13,494,043	3,755,537	9,738,506	--
Money Market Funds	22,987,048	22,987,048	--	--
Total Investments in Securities:	$709,760,488	$539,129,012	$170,631,471	$5

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$87,659,059
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $617,043,505. Net unrealized appreciation aggregated $92,716,983 of which $134,301,165 related to appreciated investment securities and $41,584,182 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Growth Fund

January 31, 2017

IGF-QTLY-0317
1.863101.109

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 3.7%
CSL Ltd.	595,290	$50,748,470
Transurban Group unit	1,483,170	11,473,329

TOTAL AUSTRALIA		62,221,799

Austria - 1.8%
Andritz AG	409,121	22,066,848
Buwog-Gemeinnuetzige Wohnung	335,231	7,990,352

TOTAL AUSTRIA		30,057,200

Belgium - 4.0%
Anheuser-Busch InBev SA NV	554,491	57,898,874
KBC Groep NV	145,100	9,401,260

TOTAL BELGIUM		67,300,134

Canada - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	170,000	7,787,666
Franco-Nevada Corp.	130,300	8,475,383
Pason Systems, Inc.	290,500	4,250,621
PrairieSky Royalty Ltd.	176,000	4,125,264

TOTAL CANADA		24,638,934

Cayman Islands - 0.9%
58.com, Inc. ADR (a)(b)	150,570	4,393,633
Alibaba Group Holding Ltd. sponsored ADR (a)	101,600	10,293,096

TOTAL CAYMAN ISLANDS		14,686,729

Denmark - 1.4%
Jyske Bank A/S (Reg.)	189,200	9,723,058
Novo Nordisk A/S Series B sponsored ADR	396,800	14,352,256

TOTAL DENMARK		24,075,314

Finland - 0.4%
Tikkurila Oyj	298,300	6,082,861
France - 0.8%
Essilor International SA	122,262	14,306,830
Germany - 4.5%
Bayer AG	307,400	34,145,727
SAP AG	461,261	42,182,420

TOTAL GERMANY		76,328,147

Hong Kong - 2.2%
AIA Group Ltd.	5,948,200	36,827,406
India - 0.8%
Housing Development Finance Corp. Ltd.	715,514	14,475,077
Ireland - 3.5%
CRH PLC sponsored ADR	986,666	34,059,710
James Hardie Industries PLC CDI	1,662,985	26,081,778

TOTAL IRELAND		60,141,488

Isle of Man - 0.5%
Playtech Ltd.	748,868	7,809,810
Israel - 0.3%
Azrieli Group	107,200	4,891,406
Italy - 0.9%
Azimut Holding SpA	234,600	4,203,962
Interpump Group SpA	589,926	11,074,389

TOTAL ITALY		15,278,351

Japan - 12.9%
Astellas Pharma, Inc.	1,279,200	17,169,132
DENSO Corp.	472,700	20,518,136
East Japan Railway Co.	197,800	17,921,300
Hoya Corp.	397,000	17,306,120
Japan Tobacco, Inc.	148,700	4,793,800
Keyence Corp.	93,124	36,182,357
Komatsu Ltd.	443,200	10,494,365
Misumi Group, Inc.	666,200	12,449,579
Mitsui Fudosan Co. Ltd.	698,000	16,174,980
Nintendo Co. Ltd.	35,900	7,348,078
Olympus Corp.	468,000	16,144,363
OSG Corp.	452,100	9,373,537
SHO-BOND Holdings Co. Ltd.	207,600	8,816,243
USS Co. Ltd.	1,433,500	25,150,682

TOTAL JAPAN		219,842,672

Kenya - 0.4%
Safaricom Ltd.	41,538,200	7,403,244
Korea (South) - 0.7%
BGFretail Co. Ltd.	149,021	11,865,935
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	93,555	7,038,143
Netherlands - 1.9%
ASML Holding NV (Netherlands)	264,200	32,080,189
New Zealand - 0.4%
Auckland International Airport Ltd.	1,230,548	6,175,515
South Africa - 1.9%
Clicks Group Ltd.	901,850	8,165,173
Naspers Ltd. Class N	149,100	23,753,414

TOTAL SOUTH AFRICA		31,918,587

Spain - 5.1%
Amadeus IT Holding SA Class A	556,900	25,697,164
Hispania Activos Inmobiliarios SA	352,024	4,332,113
Inditex SA	1,348,413	44,447,108
Merlin Properties Socimi SA	412,400	4,609,899
Prosegur Compania de Seguridad SA (Reg.)	1,211,149	7,609,274

TOTAL SPAIN		86,695,558

Sweden - 5.6%
ASSA ABLOY AB (B Shares)	1,810,483	34,258,803
Atlas Copco AB (A Shares)	641,400	20,553,603
Fagerhult AB	385,544	12,407,613
Svenska Cellulosa AB (SCA) (B Shares)	470,500	14,158,100
Svenska Handelsbanken AB (A Shares)	881,120	13,153,982

TOTAL SWEDEN		94,532,101

Switzerland - 11.6%
Nestle SA	1,379,734	101,085,570
Novartis AG	339,452	25,060,907
Roche Holding AG (participation certificate)	219,068	51,907,815
Schindler Holding AG:
(participation certificate)	85,157	16,178,582
(Reg.)	18,350	3,449,144

TOTAL SWITZERLAND		197,682,018

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,538,000	15,198,988
Turkey - 0.1%
Tupras Turkiye Petrol Rafinelleri A/S	75,000	1,628,944
United Kingdom - 10.8%
BAE Systems PLC	1,832,400	13,458,424
Berendsen PLC	674,873	7,067,844
British American Tobacco PLC (United Kingdom)	405,400	25,024,505
Elementis PLC	1,253,900	4,225,871
Howden Joinery Group PLC	775,100	3,679,936
Informa PLC	1,963,612	16,105,860
InterContinental Hotel Group PLC ADR (b)	793,746	36,853,627
Prudential PLC	1,347,845	26,119,564
Reckitt Benckiser Group PLC	435,145	37,337,889
Rightmove PLC	89,200	4,510,987
Shaftesbury PLC	377,933	4,167,229
Spectris PLC	172,000	5,229,808

TOTAL UNITED KINGDOM		183,781,544

United States of America - 18.8%
Alphabet, Inc. Class A (a)	34,236	28,080,025
Autoliv, Inc. (b)	140,027	16,195,523
Berkshire Hathaway, Inc. Class B (a)	129,184	21,204,262
China Biologic Products, Inc. (a)	88,666	10,102,604
Domino's Pizza, Inc.	90,490	15,794,125
Martin Marietta Materials, Inc.	80,700	18,528,720
MasterCard, Inc. Class A	349,400	37,151,702
Mohawk Industries, Inc. (a)	89,300	19,274,512
Molson Coors Brewing Co. Class B	99,500	9,603,740
Moody's Corp.	108,200	11,217,094
MSCI, Inc.	126,500	10,467,875
Philip Morris International, Inc.	260,308	25,023,408
PPG Industries, Inc.	72,400	7,240,724
PriceSmart, Inc.	79,500	6,733,650
ResMed, Inc. (b)	169,700	11,461,538
S&P Global, Inc.	113,100	13,592,358
Sherwin-Williams Co.	49,700	15,099,357
Visa, Inc. Class A	511,660	42,319,399

TOTAL UNITED STATES OF AMERICA		319,090,616

TOTAL COMMON STOCKS
(Cost $1,506,342,460)		1,674,055,540

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.62% (c)	20,261,463	20,265,515
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	55,569,760	55,580,874
TOTAL MONEY MARKET FUNDS
(Cost $75,836,822)		75,846,389
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $1,582,179,282)		1,749,901,929
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(53,058,116)
NET ASSETS - 100%		$1,696,843,813

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,586
Fidelity Securities Lending Cash Central Fund	97,378
Total	$155,964

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$218,092,987	$194,339,573	$23,753,414	$--
Consumer Staples	316,516,453	81,011,515	235,504,938	--
Energy	10,004,829	10,004,829	--	--
Financials	170,385,898	94,284,946	76,100,952	--
Health Care	262,705,762	83,673,711	179,032,051	--
Industrials	228,508,328	170,296,736	58,211,592	--
Information Technology	298,477,656	201,667,981	96,809,675	--
Materials	119,794,404	119,794,404	--	--
Real Estate	42,165,979	42,165,979	--	--
Telecommunication Services	7,403,244	7,403,244	--	--
Money Market Funds	75,846,389	75,846,389	--	--
Total Investments in Securities:	$1,749,901,929	$1,080,489,307	$669,412,622	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$182,619,908
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,587,254,311. Net unrealized appreciation aggregated $162,647,618, of which $219,085,354 related to appreciated investment securities and $56,437,736 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

January 31, 2017

SCF-S-QTLY-0317
1.907961.107

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Australia - 2.8%
Austal Ltd.	1,811,336	$2,197,948
Beacon Lighting Group Ltd. (a)	6,947,387	8,430,237
Credit Corp. Group Ltd.	79,931	1,062,057
DuluxGroup Ltd.	4,869,853	22,418,310
Imdex Ltd. (b)	12,662,412	6,530,158
John Fairfax Holdings Ltd.	5,764,250	3,715,866
Nanosonics Ltd. (b)	393,135	858,682
Pact Group Holdings Ltd.	250,000	1,238,088
RCG Corp. Ltd. (a)	18,553,658	19,207,044
Reckon Ltd.	2,155,710	2,632,174
SomnoMed Ltd. (b)	160,453	435,641
TFS Corp. Ltd. (a)	15,620,705	18,599,386

TOTAL AUSTRALIA		87,325,591

Austria - 1.8%
Andritz AG	493,024	26,592,343
Buwog-Gemeinnuetzige Wohnung	792,695	18,894,171
IMMOFINANZ Immobilien Anlagen AG (a)	1,790,851	3,282,614
RHI AG	42,500	1,045,806
Wienerberger AG	116,600	2,248,033
Zumtobel AG	260,802	4,375,066

TOTAL AUSTRIA		56,438,033

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	4,260,832	10,929,034
IWG PLC	780,100	2,450,470

TOTAL BAILIWICK OF JERSEY		13,379,504

Belgium - 1.4%
Econocom Group SA	58,186	877,481
Gimv NV	140,309	7,823,093
KBC Ancora (b)	779,573	34,322,578

TOTAL BELGIUM		43,023,152

Bermuda - 0.6%
APT Satellite Holdings Ltd.	595,000	298,885
BW Offshore Ltd. (b)	240,000	698,347
Vostok New Ventures Ltd. SDR (b)	2,290,942	18,595,521

TOTAL BERMUDA		19,592,753

Brazil - 0.0%
Banco ABC Brasil SA rights 2/2/17 (b)	36,658	70,440
Magnesita Refratarios SA (b)	77,200	600,235

TOTAL BRAZIL		670,675

Canada - 2.1%
McCoy Global, Inc. (b)	1,111,450	1,622,866
New Look Vision Group, Inc.	547,600	12,527,994
Pason Systems, Inc.	1,105,900	16,181,622
PrairieSky Royalty Ltd.	289,200	6,778,559
Savanna Energy Services Corp. (b)	1,100,000	1,690,682
ShawCor Ltd. Class A	393,300	10,986,709
Tesco Corp. (b)	1,198,193	10,304,460
Total Energy Services, Inc.	81,000	920,023
Whitecap Resources, Inc.	220,000	1,751,547
ZCL Composites, Inc.	210,000	2,007,608

TOTAL CANADA		64,772,070

Cayman Islands - 0.4%
58.com, Inc. ADR (b)	241,400	7,044,052
SITC International Holdings Co. Ltd.	4,312,000	2,678,158
Value Partners Group Ltd.	3,921,000	3,366,181

TOTAL CAYMAN ISLANDS		13,088,391

Denmark - 2.3%
Jyske Bank A/S (Reg.)	551,719	28,353,044
Royal Unibrew A/S	31,900	1,210,065
Scandinavian Tobacco Group A/S	952,570	16,359,127
Spar Nord Bank A/S	2,155,354	25,109,736

TOTAL DENMARK		71,031,972

Finland - 0.8%
Olvi PLC (A Shares)	106,600	3,256,614
Oriola-KD Oyj	195,100	924,580
Tikkurila Oyj	977,930	19,941,709

TOTAL FINLAND		24,122,903

France - 2.4%
Elis SA (a)	1,130,000	20,230,964
Elis SA rights 2/3/17 (a)(b)	1,544,956	1,589,394
Ipsen SA	15,400	1,191,962
Laurent-Perrier Group SA	135,868	10,120,196
Parrot SA (a)(b)	360,018	3,361,731
Rubis	11,900	1,001,221
Somfy SA	2,400	1,033,729
Vetoquinol SA	286,927	15,486,885
Virbac SA (a)(b)	118,600	21,848,098

TOTAL FRANCE		75,864,180

Germany - 4.6%
CompuGroup Medical AG	1,347,483	52,947,728
CTS Eventim AG	1,536,196	53,240,479
Fielmann AG	211,790	14,778,469
MLP AG	777,245	4,010,592
Nexus AG	519,508	11,036,719
Scout24 Holding GmbH (b)	68,600	2,444,142
SMA Solar Technology AG (a)	134,233	3,442,207

TOTAL GERMANY		141,900,336

Greece - 0.2%
Fourlis Holdings SA (b)	557,400	2,623,470
Motor Oil (HELLAS) Corinth Refineries SA	175,000	2,512,536
Mytilineos Holdings SA (b)	310,800	2,160,675

TOTAL GREECE		7,296,681

India - 0.6%
Jyothy Laboratories Ltd. (b)	3,611,337	18,649,080
Torrent Pharmaceuticals Ltd.	37,035	713,081

TOTAL INDIA		19,362,161

Ireland - 1.6%
FBD Holdings PLC (b)	1,298,400	11,170,934
James Hardie Industries PLC CDI	2,374,307	37,237,947
United Drug PLC (United Kingdom)	201,300	1,623,239

TOTAL IRELAND		50,032,120

Isle of Man - 0.7%
Playtech Ltd.	2,162,347	22,550,728
Israel - 1.9%
Azrieli Group	345,479	15,763,788
Ituran Location & Control Ltd.	918,362	25,300,873
Strauss Group Ltd.	1,209,555	19,451,453

TOTAL ISRAEL		60,516,114

Italy - 3.0%
Astm SpA	67,100	761,286
Azimut Holding SpA	1,636,764	29,330,320
Beni Stabili SpA SIIQ	19,947,820	11,219,043
Cerved Information Solutions SpA	400,105	3,263,105
Interpump Group SpA	2,688,666	50,472,996

TOTAL ITALY		95,046,750

Japan - 26.3%
Aeon Delight Co. Ltd.	43,000	1,235,807
Ain Holdings, Inc.	20,300	1,488,655
Aoki Super Co. Ltd.	108,000	1,345,815
Arcland Service Holdings Co. Ltd.	46,900	1,285,586
Artnature, Inc. (c)	1,852,900	12,389,864
Asahi Co. Ltd.	1,126,600	13,230,640
Asante, Inc.	188,300	2,860,105
Autobacs Seven Co. Ltd.	807,500	12,515,499
Azbil Corp.	1,579,500	47,632,606
Broadleaf Co. Ltd.	635,400	3,950,499
Central Automotive Products Ltd.	119,000	1,218,351
Chugoku Marine Paints Ltd.	215,000	1,567,133
Coca-Cola Central Japan Co. Ltd.	610,200	13,289,184
Daiichikosho Co. Ltd.	603,100	23,956,279
Daikokutenbussan Co. Ltd.	569,400	26,425,082
Funai Soken Holdings, Inc.	534,000	8,281,233
GCA Savvian Group Corp.	1,935,687	14,143,493
GMO Internet, Inc.	253,300	3,676,899
Goldcrest Co. Ltd.	1,534,110	27,255,555
Iwatsuka Confectionary Co. Ltd.	158,600	6,229,661
Kaken Pharmaceutical Co. Ltd.	20,000	1,013,196
Kamigumi Co. Ltd.	225,700	2,194,833
Kobayashi Pharmaceutical Co. Ltd.	706,600	31,478,151
Konoike Transport Co. Ltd.	171,600	2,266,014
Koshidaka Holdings Co. Ltd.	384,200	7,890,885
Kusuri No Aoki Holdings Co. Ltd.	200,700	8,576,543
Lasertec Corp.	942,200	19,660,112
Leopalace21 Corp.	555,700	3,189,209
Mandom Corp.	27,000	1,272,164
Medikit Co. Ltd.	276,400	11,383,048
Miraca Holdings, Inc.	15,300	699,212
Miraial Co. Ltd.	173,500	1,484,377
Mirait Holdings Corp.	151,300	1,380,205
Misumi Group, Inc.	1,355,900	25,338,314
Mitsuboshi Belting Ltd.	145,000	1,261,093
Monex Group, Inc.	1,297,148	3,435,012
Morinaga & Co. Ltd.	56,300	2,433,301
Nagaileben Co. Ltd.	1,488,300	33,678,208
Nakanishi, Inc.	29,700	1,148,176
Nakano Refrigerators Co. Ltd.	40,000	1,073,421
ND Software Co. Ltd.	222,536	2,177,861
Nihon Parkerizing Co. Ltd.	3,428,800	41,998,321
Nitto Kohki Co. Ltd.	61,600	1,369,374
NOF Corp.	275,000	2,883,713
NS Tool Co. Ltd.	4,000	60,969
OBIC Co. Ltd.	928,400	44,565,831
OSG Corp. (a)	2,026,500	42,016,088
PALTAC Corp.	16,000	413,923
Paramount Bed Holdings Co. Ltd.	631,660	25,398,427
ProNexus, Inc.	1,241,000	11,606,554
S Foods, Inc. (a)	78,600	2,133,637
Sacs Bar Holdings, Inc.	118,300	1,285,573
Sakai Moving Service Co. Ltd.	13,100	348,645
San-A Co. Ltd.	49,500	2,292,844
San-Ai Oil Co. Ltd.	1,952,400	15,009,151
Sekisui Jushi Corp.	130,000	2,073,598
Shinko Plantech Co. Ltd.	138,200	990,203
Shinsei Bank Ltd.	1,905,000	3,290,010
Ship Healthcare Holdings, Inc.	24,200	641,918
SHO-BOND Holdings Co. Ltd.	778,800	33,073,652
Shoei Co. Ltd. (c)	733,100	16,803,319
SK Kaken Co. Ltd.	197,000	18,982,907
Software Service, Inc.	168,400	7,859,959
Techno Medica Co. Ltd.	283,000	5,195,811
The Monogatari Corp. (a)	219,000	7,942,653
TKC Corp.	684,400	20,669,595
Tocalo Co. Ltd.	458,400	10,413,568
Toshiba Plant Systems & Services Corp.	104,300	1,571,290
Tsuruha Holdings, Inc.	28,470	2,672,766
USS Co. Ltd.	3,966,500	69,592,031
Welcia Holdings Co. Ltd.	221,700	12,193,402
Workman Co. Ltd.	540,700	16,209,986
Yamato Kogyo Co. Ltd.	300,100	8,983,598
Yuasa Trading Co. Ltd.	73,900	1,999,508
Yusen Logistics Co. Ltd.	187,000	1,856,585

TOTAL JAPAN		821,410,690

Korea (South) - 1.7%
BGFretail Co. Ltd.	556,522	44,313,578
iMarketKorea, Inc.	86,705	786,766
Leeno Industrial, Inc.	203,525	6,936,535

TOTAL KOREA (SOUTH)		52,036,879

Luxembourg - 0.1%
B&M European Value Retail S.A.	497,334	1,878,815
Marshall Islands - 0.0%
StealthGas, Inc. (b)	65,000	252,850
Mexico - 0.4%
Consorcio ARA S.A.B. de CV	38,033,895	12,183,395
Netherlands - 2.5%
Aalberts Industries NV	984,900	34,500,826
Arcadis NV	64,918	880,893
BinckBank NV	560,793	3,210,915
Intertrust NV	67,500	1,257,307
Takeaway.com Holding BV (d)	222,278	7,269,258
Van Lanschot NV unit	192,384	4,149,417
VastNed Retail NV	706,428	26,053,854

TOTAL NETHERLANDS		77,322,470

New Zealand - 0.1%
EBOS Group Ltd.	105,894	1,313,036
Trade Maine Group Ltd.	390,470	1,449,628

TOTAL NEW ZEALAND		2,762,664

Norway - 1.0%
ABG Sundal Collier ASA	4,536,025	2,870,745
Borregaard ASA	275,000	3,025,715
Kongsberg Gruppen ASA	919,658	15,164,007
Schibsted ASA (A Shares)	103,000	2,723,589
Skandiabanken ASA (b)	427,439	3,744,214
Spectrum ASA (b)	450,000	2,155,055

TOTAL NORWAY		29,683,325

Philippines - 0.5%
Jollibee Food Corp.	3,646,500	15,091,142
Singapore - 0.1%
Boustead Singapore Ltd.	3,504,100	2,013,922
Hour Glass Ltd.	1,558,300	685,526

TOTAL SINGAPORE		2,699,448

South Africa - 0.7%
Clicks Group Ltd.	2,305,481	20,873,372
Spain - 2.2%
Baron de Ley SA (b)	13,178	1,564,822
Hispania Activos Inmobiliarios SA	1,100,650	13,544,929
Merlin Properties Socimi SA	1,590,500	17,778,963
Prosegur Compania de Seguridad SA (Reg.)	5,492,886	34,510,100

TOTAL SPAIN		67,398,814

Sweden - 4.3%
Addlife AB (b)	525,700	8,744,538
AddTech AB (B Shares)	1,071,383	18,495,139
Fagerhult AB	1,660,750	53,446,414
Granges AB	260,000	2,883,241
Intrum Justitia AB	145,035	4,884,740
Loomis AB (B Shares)	607,000	17,744,155
Mekonomen AB	58,400	1,248,505
Saab AB (B Shares)	662,300	27,045,942

TOTAL SWEDEN		134,492,674

Switzerland - 0.2%
Daetwyler Holdings AG	8,040	1,222,798
EDAG Engineering Group AG	49,000	835,484
Tecan Group AG	12,002	1,877,530
Vontobel Holdings AG	40,883	2,286,771

TOTAL SWITZERLAND		6,222,583

Taiwan - 0.3%
Addcn Technology Co. Ltd.	1,568,570	9,756,258
United Kingdom - 17.6%
AA PLC	3,720,588	11,415,739
Alliance Pharma PLC	13,809,028	8,685,879
Bellway PLC	280,494	8,765,078
Berendsen PLC	3,208,109	33,598,044
Cineworld Group PLC	269,000	2,076,096
Countrywide PLC	1,676,069	3,695,137
Dechra Pharmaceuticals PLC	1,831,663	33,549,619
Dignity PLC	48,107	1,479,680
Domino's Pizza UK & IRL PLC	4,022,000	18,331,206
Elementis PLC	9,733,382	32,803,269
Great Portland Estates PLC	2,704,000	21,073,110
H&T Group PLC	1,339,680	4,769,448
Hill & Smith Holdings PLC	66,530	1,009,359
Hilton Food Group PLC	911,038	7,650,123
Howden Joinery Group PLC	5,262,300	24,983,780
Informa PLC	5,100,785	41,837,455
InterContinental Hotel Group PLC ADR	346,021	16,065,755
ITE Group PLC	8,334,572	16,356,431
Just Eat Holding Ltd. (b)	1,757,525	11,928,164
LivaNova PLC (b)	26,100	1,255,541
Luxfer Holdings PLC sponsored ADR	250,000	2,730,000
Mears Group PLC	504,312	3,216,532
Mitie Group PLC	658,691	1,663,067
PayPoint PLC	99,400	1,202,310
Polypipe Group PLC	391,000	1,662,548
Rightmove PLC	498,000	25,184,657
Shaftesbury PLC	2,922,755	32,227,378
Sinclair Pharma PLC (b)	2,315,402	939,370
Spectris PLC	1,791,116	54,460,422
Spirax-Sarco Engineering PLC	992,628	53,757,655
Ted Baker PLC	364,567	13,034,131
Topps Tiles PLC (c)	9,918,455	10,418,643
Tullett Prebon PLC	705,016	4,121,471
Ultra Electronics Holdings PLC	1,039,010	24,141,667
Unite Group PLC	2,318,563	17,106,752
Zoopla Property Group PLC	405,923	1,870,004

TOTAL UNITED KINGDOM		549,065,520

United States of America - 4.8%
Autoliv, Inc.	118,401	13,694,260
China Biologic Products, Inc. (b)	274,308	31,254,654
Compass Minerals International, Inc.	29,000	2,424,400
Domino's Pizza, Inc.	125,800	21,957,132
Energizer Holdings, Inc.	155,232	7,834,559
Kennedy-Wilson Holdings, Inc.	335,688	6,864,820
Martin Marietta Materials, Inc.	69,080	15,860,768
Mohawk Industries, Inc. (b)	53,962	11,647,158
PriceSmart, Inc.	257,926	21,846,332
ResMed, Inc.	219,700	14,838,538
Resources Connection, Inc.	53,500	893,450
Utah Medical Products, Inc.	10,150	631,330

TOTAL UNITED STATES OF AMERICA		149,747,401

TOTAL COMMON STOCKS
(Cost $2,265,491,079)		2,818,892,414

Nonconvertible Preferred Stocks - 1.7%
Brazil - 0.1%
Banco ABC Brasil SA	639,754	3,360,074
Germany - 1.6%
Sartorius AG (non-vtg.)	683,172	47,936,472
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,165,532)		51,296,546

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 0.62% (e)	236,416,271	236,463,554
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	44,841,090	44,850,059
TOTAL MONEY MARKET FUNDS
(Cost $281,284,586)		281,313,613
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $2,570,941,197)		3,151,502,573
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(33,411,982)
NET ASSETS - 100%		$3,118,090,591

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,269,258 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$269,134
Fidelity Securities Lending Cash Central Fund	265,111
Total	$534,245

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Artnature, Inc.	$12,038,036	$--	$671,551	$--	$12,389,864
Shoei Co. Ltd.	13,379,931	--	--	42,608	16,803,319
Topps Tiles PLC	9,638,880	1,391,565	--	282,593	10,418,643
Total	$35,056,847	$1,391,565	$671,551	$325,201	$39,611,826

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$520,172,495	$520,172,495	$--	$--
Consumer Staples	280,991,263	280,991,263	--	--
Energy	75,876,140	75,876,140	--	--
Financials	232,218,298	228,781,677	3,436,621	--
Health Care	358,217,972	358,217,972	--	--
Industrials	621,751,920	619,073,762	2,678,158	--
Information Technology	319,429,347	319,429,347	--	--
Materials	242,282,096	242,282,096	--	--
Real Estate	217,949,323	217,949,323	--	--
Telecommunication Services	298,885	--	298,885	--
Utilities	1,001,221	1,001,221	--	--
Money Market Funds	281,313,613	281,313,613	--	--
Total Investments in Securities:	$3,151,502,573	$3,145,088,909	$6,413,664	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $2,600,496,997. Net unrealized appreciation aggregated $551,005,576, of which $731,020,188 related to appreciated investment securities and $180,014,612 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Growth Fund

January 31, 2017

GSV-S-QTLY-0317
1.907948.107

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 3.7%
CSL Ltd.	4,766,297	$406,326,802
Transurban Group unit	11,271,639	87,193,792

TOTAL AUSTRALIA		493,520,594

Austria - 1.7%
Andritz AG	3,111,498	167,825,545
Buwog-Gemeinnuetzige Wohnung	2,568,763	61,227,391

TOTAL AUSTRIA		229,052,936

Belgium - 3.9%
Anheuser-Busch InBev SA NV	4,369,581	456,263,167
KBC Groep NV	1,128,705	73,130,592

TOTAL BELGIUM		529,393,759

Canada - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,302,400	59,662,681
Franco-Nevada Corp.	1,002,400	65,201,257
Pason Systems, Inc.	2,537,269	37,125,534
PrairieSky Royalty Ltd.	1,394,300	32,680,999

TOTAL CANADA		194,670,471

Cayman Islands - 0.8%
58.com, Inc. ADR (a)(b)	1,127,100	32,888,778
Alibaba Group Holding Ltd. sponsored ADR (a)	790,600	80,095,686

TOTAL CAYMAN ISLANDS		112,984,464

Denmark - 1.3%
Jyske Bank A/S (Reg.)	1,326,300	68,159,049
Novo Nordisk A/S Series B sponsored ADR	3,135,081	113,395,880

TOTAL DENMARK		181,554,929

Finland - 0.3%
Tikkurila Oyj	1,985,479	40,487,402
France - 0.8%
Essilor International SA	968,544	113,336,889
Germany - 4.5%
Bayer AG	2,418,700	268,667,108
SAP AG	3,631,926	332,140,432

TOTAL GERMANY		600,807,540

Hong Kong - 2.1%
AIA Group Ltd.	45,615,000	282,418,565
India - 0.8%
Housing Development Finance Corp. Ltd.	5,619,297	113,680,172
Ireland - 3.5%
CRH PLC sponsored ADR	7,608,805	262,655,949
James Hardie Industries PLC CDI	12,995,236	203,813,539

TOTAL IRELAND		466,469,488

Isle of Man - 0.5%
Playtech Ltd.	5,940,274	61,950,048
Israel - 0.3%
Azrieli Group	919,635	41,961,831
Italy - 0.8%
Azimut Holding SpA	1,632,606	29,255,810
Interpump Group SpA	4,116,049	77,268,551

TOTAL ITALY		106,524,361

Japan - 12.7%
Astellas Pharma, Inc.	10,274,500	137,902,009
DENSO Corp.	3,693,200	160,307,973
East Japan Railway Co.	1,524,900	138,160,721
Hoya Corp.	3,123,100	136,142,930
Japan Tobacco, Inc.	1,227,800	39,581,897
Keyence Corp.	741,800	288,218,634
Komatsu Ltd.	3,414,100	80,841,179
Misumi Group, Inc.	5,138,500	96,025,463
Mitsui Fudosan Co. Ltd.	5,299,000	122,795,443
Nintendo Co. Ltd.	277,100	56,717,339
Olympus Corp.	3,702,100	127,709,499
OSG Corp.	3,523,500	73,053,879
SHO-BOND Holdings Co. Ltd. (c)	1,551,100	65,871,265
USS Co. Ltd.	11,117,800	195,061,215

TOTAL JAPAN		1,718,389,446

Kenya - 0.4%
Safaricom Ltd.	333,469,400	59,433,371
Korea (South) - 0.7%
BGFretail Co. Ltd.	1,214,203	96,682,035
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	782,412	58,860,855
Netherlands - 1.9%
ASML Holding NV (Netherlands)	2,088,300	253,569,485
New Zealand - 0.1%
Auckland International Airport Ltd.	3,517,032	17,650,253
South Africa - 1.8%
Clicks Group Ltd.	7,052,484	63,851,803
Naspers Ltd. Class N	1,155,210	184,038,774

TOTAL SOUTH AFRICA		247,890,577

Spain - 5.1%
Amadeus IT Holding SA Class A	4,342,500	200,376,966
Hispania Activos Inmobiliarios SA	2,597,710	31,968,199
Inditex SA	10,681,154	352,077,887
Merlin Properties Socimi SA	3,236,200	36,174,964
Prosegur Compania de Seguridad SA (Reg.)	9,714,089	61,030,610

TOTAL SPAIN		681,628,626

Sweden - 5.1%
ASSA ABLOY AB (B Shares)	15,029,217	284,389,849
Atlas Copco AB (A Shares)	5,105,500	163,605,269
Fagerhult AB	956,732	30,789,640
Svenska Cellulosa AB (SCA) (B Shares)	3,520,800	105,946,518
Svenska Handelsbanken AB (A Shares)	6,811,013	101,679,616

TOTAL SWEDEN		686,410,892

Switzerland - 11.4%
Nestle SA	10,648,888	780,185,890
Novartis AG	2,686,178	198,313,919
Roche Holding AG (participation certificate)	1,717,448	406,946,581
Schindler Holding AG:
(participation certificate)	661,566	125,687,846
(Reg.)	154,309	29,004,572

TOTAL SWITZERLAND		1,540,138,808

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	19,514,000	116,860,935
Turkey - 0.1%
Tupras Turkiye Petrol Rafinelleri A/S	608,624	13,218,859
United Kingdom - 10.4%
BAE Systems PLC	14,493,500	106,450,374
Berendsen PLC	5,439,100	56,962,878
British American Tobacco PLC (United Kingdom)	3,198,000	197,405,938
Elementis PLC	4,749,975	16,008,280
Howden Joinery Group PLC	6,596,900	31,320,049
Informa PLC	14,695,030	120,530,987
InterContinental Hotel Group PLC ADR	5,700,052	264,653,414
Prudential PLC	10,686,830	207,097,508
Reckitt Benckiser Group PLC	3,413,687	292,913,552
Rightmove PLC	667,770	33,770,197
Shaftesbury PLC	3,385,400	37,328,673
Spectris PLC	1,125,000	34,206,592

TOTAL UNITED KINGDOM		1,398,648,442

United States of America - 18.2%
Alphabet, Inc. Class A (a)	268,294	220,052,056
Autoliv, Inc. (b)	1,103,637	127,646,655
Berkshire Hathaway, Inc. Class B (a)	1,022,450	167,824,943
China Biologic Products, Inc. (a)	675,550	76,972,167
Domino's Pizza, Inc.	692,040	120,788,662
Martin Marietta Materials, Inc.	629,700	144,579,120
MasterCard, Inc. Class A	2,665,010	283,370,513
Mohawk Industries, Inc. (a)	668,415	144,270,694
Molson Coors Brewing Co. Class B	768,700	74,194,924
Moody's Corp.	839,800	87,062,066
MSCI, Inc.	996,300	82,443,825
Philip Morris International, Inc.	1,908,892	183,501,788
PPG Industries, Inc.	575,700	57,575,757
PriceSmart, Inc.	634,275	53,723,093
ResMed, Inc. (b)	1,318,200	89,031,228
S&P Global, Inc.	846,471	101,728,885
Sherwin-Williams Co.	391,900	119,063,139
Visa, Inc. Class A	3,864,396	319,624,193

TOTAL UNITED STATES OF AMERICA		2,453,453,708

TOTAL COMMON STOCKS
(Cost $10,363,581,772)		12,911,649,741

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.62% (d)	624,139,454	624,264,282
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	97,726,734	97,746,279
TOTAL MONEY MARKET FUNDS
(Cost $721,927,694)		722,010,561
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $11,085,509,466)		13,633,660,302
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(126,832,351)
NET ASSETS - 100%		$13,506,827,951

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$938,743
Fidelity Securities Lending Cash Central Fund	130,103
Total	$1,068,846

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$72,329,808	$2,413,584	$--	$476,467	$65,871,265
Total	$72,329,808	$2,413,584	$--	$476,467	$65,871,265

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,669,376,261	$1,485,337,487	$184,038,774	$--
Consumer Staples	2,462,774,141	630,059,076	1,832,715,065	--
Energy	83,025,392	83,025,392	--	--
Financials	1,314,481,031	723,285,342	591,195,689	--
Health Care	2,074,745,012	656,588,593	1,418,156,419	--
Industrials	1,693,131,735	1,221,450,333	471,681,402	--
Information Technology	2,313,841,854	1,554,553,663	759,288,191	--
Materials	909,384,443	909,384,443	--	--
Real Estate	331,456,501	331,456,501	--	--
Telecommunication Services	59,433,371	59,433,371	--	--
Money Market Funds	722,010,561	722,010,561	--	--
Total Investments in Securities:	$13,633,660,302	$8,376,584,762	$5,257,075,540	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,324,384,415
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $11,103,308,997. Net unrealized appreciation aggregated $2,530,351,305, of which $2,830,693,709 related to appreciated investment securities and $300,342,404 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

January 31, 2017

IVF-QTLY-0317
1.813010.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 2.5%
Amcor Ltd.	1,022,292	$11,086,879
CSL Ltd.	152,323	12,985,535
realestate.com.au Ltd.	224,248	8,938,863
Sydney Airport unit	2,060,263	9,140,645

TOTAL AUSTRALIA		42,151,922

Bailiwick of Guernsey - 0.6%
Burford Capital Ltd.	1,155,600	9,449,341
Bailiwick of Jersey - 2.0%
Experian PLC	540,900	10,446,001
Wolseley PLC	171,581	10,626,061
WPP PLC	529,200	12,316,662

TOTAL BAILIWICK OF JERSEY		33,388,724

Belgium - 1.0%
Anheuser-Busch InBev SA NV	161,960	16,911,549
Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	255,000	11,681,499
Canadian National Railway Co.	206,200	14,331,395
Canadian Pacific Railway Ltd.	76,000	11,494,763
CCL Industries, Inc. Class B	48,820	10,047,259
Constellation Software, Inc.	21,220	9,584,346
Enbridge, Inc.	317,000	13,496,100
Waste Connection, Inc. (Canada)	118,900	9,535,757

TOTAL CANADA		80,171,119

Cayman Islands - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	200,030	20,265,039
Tencent Holdings Ltd.	918,300	24,009,306

TOTAL CAYMAN ISLANDS		44,274,345

Denmark - 1.8%
Coloplast A/S Series B	139,100	9,974,216
DSV de Sammensluttede Vognmaend A/S	202,200	9,815,805
Pandora A/S	82,300	10,770,703

TOTAL DENMARK		30,560,724

Finland - 0.7%
Sampo Oyj (A Shares)	255,600	11,836,457
France - 6.0%
Dassault Systemes SA	130,100	10,066,951
Essilor International SA	92,446	10,817,828
L'Oreal SA	69,600	12,648,674
Legrand SA	175,200	10,171,325
LVMH Moet Hennessy - Louis Vuitton SA	70,957	14,299,485
Orpea	120,000	9,767,316
Sartorius Stedim Biotech	42,662	2,579,003
Sodexo SA (b)	93,930	10,378,028
SR Teleperformance SA	85,300	9,126,183
VINCI SA	182,800	12,806,886

TOTAL FRANCE		102,661,679

Germany - 5.4%
CTS Eventim AG	285,507	9,894,915
Fresenius SE & Co. KGaA	159,720	12,574,426
HeidelbergCement Finance AG	111,700	10,748,515
Henkel AG & Co. KGaA	120,089	12,631,739
SAP AG	189,282	17,309,881
Scout24 Holding GmbH (a)	248,916	8,868,603
Symrise AG	161,600	9,707,987
Wirecard AG (b)	206,511	9,989,432

TOTAL GERMANY		91,725,498

Hong Kong - 1.0%
AIA Group Ltd.	2,717,400	16,824,383
India - 5.5%
Amara Raja Batteries Ltd.	691,048	9,190,944
Asian Paints Ltd.	672,304	9,666,082
HDFC Bank Ltd.	499,851	10,758,717
Housing Development Finance Corp. Ltd.	647,305	13,095,187
IndusInd Bank Ltd.	555,592	10,303,325
ITC Ltd.	2,908,185	11,117,567
LIC Housing Finance Ltd.	1,179,018	9,666,673
Maruti Suzuki India Ltd.	123,242	10,759,374
Zee Entertainment Enterprises Ltd.	1,347,789	9,764,808

TOTAL INDIA		94,322,677

Indonesia - 1.3%
PT Bank Central Asia Tbk	9,540,400	10,931,894
PT Bank Rakyat Indonesia Tbk	11,787,900	10,351,105

TOTAL INDONESIA		21,282,999

Ireland - 3.5%
Accenture PLC Class A	76,900	8,756,603
Allegion PLC	138,100	9,069,027
CRH PLC	343,500	11,987,818
James Hardie Industries PLC CDI	645,967	10,131,160
Kerry Group PLC Class A	141,400	9,936,949
Kingspan Group PLC (Ireland)	325,808	9,482,095

TOTAL IRELAND		59,363,652

Israel - 0.5%
Frutarom Industries Ltd.	170,500	8,996,419
Italy - 1.7%
Atlantia SpA	448,163	10,183,821
Buzzi Unicem SpA	367,800	9,052,514
Recordati SpA	323,821	9,197,049

TOTAL ITALY		28,433,384

Japan - 10.0%
Benefit One, Inc.	362,300	9,221,948
Daikin Industries Ltd.	107,200	10,657,338
Daito Trust Construction Co. Ltd.	70,800	9,901,089
Dentsu, Inc.	205,900	9,519,068
Hoya Corp.	250,000	10,898,060
Japan Tobacco, Inc.	375,200	12,095,722
Kansai Paint Co. Ltd.	505,500	9,822,576
Keyence Corp.	33,440	12,992,762
Misumi Group, Inc.	527,900	9,865,105
Nitori Holdings Co. Ltd.	21,800	2,436,596
Park24 Co. Ltd.	238,000	6,566,026
Recruit Holdings Co. Ltd.	241,700	10,585,480
Relo Holdings Corp.	67,020	9,841,392
Seria Co. Ltd.	129,300	8,783,376
Start Today Co. Ltd.	510,100	9,591,199
Sundrug Co. Ltd.	133,400	9,191,852
Sysmex Corp.	152,100	9,106,332
Tsuruha Holdings, Inc.	97,600	9,162,696

TOTAL JAPAN		170,238,617

Kenya - 0.5%
Safaricom Ltd.	51,623,400	9,200,702
Korea (South) - 0.2%
AMOREPACIFIC Group, Inc.	28,440	3,346,216
Luxembourg - 0.5%
Eurofins Scientific SA	19,900	8,915,051
Mexico - 1.1%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,200,900	9,304,405
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	663,095	9,607,063

TOTAL MEXICO		18,911,468

Netherlands - 1.5%
ASML Holding NV (Netherlands)	107,000	12,992,355
RELX NV	774,276	13,078,089

TOTAL NETHERLANDS		26,070,444

New Zealand - 1.4%
Auckland International Airport Ltd.	2,022,497	10,149,917
Fisher & Paykel Healthcare Corp.	575,229	3,667,576
Ryman Healthcare Group Ltd.	1,561,031	9,975,811

TOTAL NEW ZEALAND		23,793,304

Philippines - 1.1%
SM Investments Corp.	697,234	9,683,903
SM Prime Holdings, Inc.	15,849,900	9,475,579

TOTAL PHILIPPINES		19,159,482

South Africa - 1.5%
Capitec Bank Holdings Ltd.	175,621	9,149,365
Naspers Ltd. Class N	102,377	16,309,881

TOTAL SOUTH AFRICA		25,459,246

Spain - 1.3%
Aena SA	66,030	9,576,385
Amadeus IT Holding SA Class A	258,900	11,946,482

TOTAL SPAIN		21,522,867

Sweden - 1.8%
ASSA ABLOY AB (B Shares)	618,562	11,704,718
Hexagon AB (B Shares)	261,300	10,335,974
Indutrade AB	444,100	9,001,718

TOTAL SWEDEN		31,042,410

Switzerland - 3.7%
Givaudan SA	5,970	10,732,788
Kaba Holding AG (B Shares) (Reg.)	12,410	9,606,447
Nestle SA	430,893	31,569,175
Sika AG	2,090	10,951,089

TOTAL SWITZERLAND		62,859,499

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	741,100	22,907,401
Thailand - 0.6%
Airports of Thailand PCL (For. Reg.)	825,600	9,735,766
United Kingdom - 12.0%
Ascential PLC	2,532,214	9,113,788
Ashtead Group PLC	498,000	10,061,333
Big Yellow Group PLC	1,040,500	9,005,569
British American Tobacco PLC (United Kingdom)	342,700	21,154,164
Bunzl PLC	395,042	10,381,554
Compass Group PLC	743,176	13,226,344
Dignity PLC	290,596	8,938,181
Halma PLC	880,600	10,247,102
Imperial Tobacco Group PLC	301,853	13,949,421
InterContinental Hotel Group PLC	203,900	9,439,428
Intertek Group PLC	225,100	9,605,323
London Stock Exchange Group PLC	276,600	11,033,900
Provident Financial PLC	295,100	10,116,176
Prudential PLC	702,120	13,606,215
Reckitt Benckiser Group PLC	173,480	14,885,560
Rightmove PLC	186,954	9,454,563
Sage Group PLC	1,385,100	10,681,254
St. James's Place Capital PLC	710,800	9,576,736

TOTAL UNITED KINGDOM		204,476,611

United States of America - 18.3%
A.O. Smith Corp.	181,660	8,855,925
Adobe Systems, Inc. (a)	85,900	9,739,342
Alphabet, Inc. Class C (a)	11,503	9,165,475
Altria Group, Inc.	130,600	9,296,108
Amazon.com, Inc. (a)	11,397	9,385,202
Amphenol Corp. Class A	133,978	9,042,175
AutoZone, Inc. (a)	12,320	8,931,754
Domino's Pizza, Inc.	49,330	8,610,058
Equifax, Inc.	80,230	9,409,374
Facebook, Inc. Class A (a)	75,140	9,792,245
Fiserv, Inc. (a)	82,505	8,863,512
FleetCor Technologies, Inc. (a)	63,100	9,306,619
Henry Schein, Inc. (a)	62,000	9,911,320
Home Depot, Inc.	63,400	8,722,572
Masco Corp.	280,100	9,229,295
MasterCard, Inc. Class A	86,030	9,147,570
Mettler-Toledo International, Inc. (a)	20,370	8,690,453
Microsoft Corp.	137,300	8,876,445
Middleby Corp. (a)	63,635	8,538,544
Mohawk Industries, Inc. (a)	40,900	8,827,856
Molson Coors Brewing Co. Class B	95,894	9,255,689
Moody's Corp.	95,630	9,913,962
MSCI, Inc.	115,630	9,568,383
O'Reilly Automotive, Inc. (a)	33,260	8,723,100
Philip Morris International, Inc.	101,100	9,718,743
Priceline Group, Inc. (a)	5,910	9,309,018
Reynolds American, Inc.	154,000	9,260,020
S&P Global, Inc.	79,493	9,553,469
Service Corp. International	309,100	9,004,083
Sherwin-Williams Co.	29,590	8,989,738
Snap-On, Inc.	48,200	8,749,746
TransDigm Group, Inc.	44,250	9,575,700
Vantiv, Inc. (a)	137,300	8,545,552
Visa, Inc. Class A	112,668	9,318,770

TOTAL UNITED STATES OF AMERICA		311,827,817

TOTAL COMMON STOCKS
(Cost $1,474,036,441)		1,661,821,773

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.8%
Itau Unibanco Holding SA sponsored ADR
(Cost $11,806,718)	1,137,200	13,430,332

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.62% (c)	23,879,177	23,883,953
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	20,621,295	20,625,419
TOTAL MONEY MARKET FUNDS
(Cost $44,508,380)		44,509,372
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $1,530,351,539)		1,719,761,477
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(16,184,804)
NET ASSETS - 100%		$1,703,576,673

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,599
Fidelity Securities Lending Cash Central Fund	45,661
Total	$56,260

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$245,994,342	$189,841,970	$56,152,372	$--
Consumer Staples	227,813,343	143,292,895	84,520,448	--
Energy	13,496,100	13,496,100	--	--
Financials	199,165,620	146,139,848	53,025,772	--
Health Care	129,059,976	106,100,225	22,959,751	--
Industrials	378,171,810	332,316,941	45,854,869	--
Information Technology	302,205,759	247,894,217	54,311,542	--
Materials	131,920,824	119,933,006	11,987,818	--
Real Estate	38,223,629	38,223,629	--	--
Telecommunication Services	9,200,702	9,200,702	--	--
Money Market Funds	44,509,372	44,509,372	--	--
Total Investments in Securities:	$1,719,761,477	$1,390,948,905	$328,812,572	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$62,145,840
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,539,262,817. Net unrealized appreciation aggregated $180,498,660 of which $211,696,735 related to appreciated investment securities and $31,198,075 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Diversified International Fund

January 31, 2017

DIF-QTLY-0317
1.813063.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 1.4%
Australia & New Zealand Banking Group Ltd.	5,222,554	$116,011,391
Bapcor Ltd.	876,584	3,643,111
CSL Ltd.	433,828	36,983,835
Magellan Financial Group Ltd.	2,759,773	49,185,778
Ramsay Health Care Ltd.	802,983	40,680,018

TOTAL AUSTRALIA		246,504,133

Bailiwick of Jersey - 2.7%
Shire PLC	2,757,400	153,520,433
Shire PLC sponsored ADR	175,429	29,438,740
Wolseley PLC	2,877,375	178,196,661
WPP PLC	5,109,109	118,909,995

TOTAL BAILIWICK OF JERSEY		480,065,829

Belgium - 2.4%
Anheuser-Busch InBev SA NV	2,359,330	246,356,659
KBC Groep NV	2,819,141	182,656,629

TOTAL BELGIUM		429,013,288

Bermuda - 0.3%
Credicorp Ltd. (United States)	202,100	33,079,728
IHS Markit Ltd. (a)	552,800	21,807,960

TOTAL BERMUDA		54,887,688

Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,254,681	194,906,078
Cenovus Energy, Inc.	4,309,100	58,812,385
CGI Group, Inc. Class A (sub. vtg.) (a)	1,854,600	89,177,577
Constellation Software, Inc.	62,938	28,426,936
Fairfax India Holdings Corp. (a)	5,681,200	63,856,688
Imperial Oil Ltd.	2,640,200	86,799,428
Keyera Corp. (b)	524,100	15,385,683
PrairieSky Royalty Ltd. (b)	858,298	20,117,648
Suncor Energy, Inc.	6,081,800	188,635,119
Tourmaline Oil Corp. (a)	1,341,100	31,351,594

TOTAL CANADA		777,469,136

Cayman Islands - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,391,300	140,952,603
JD.com, Inc. sponsored ADR (a)	374,900	10,647,160
Yihai International Holding Ltd.	30,406,000	11,989,947

TOTAL CAYMAN ISLANDS		163,589,710

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)	1,905,410	95,363,948
Qingdao Haier Co. Ltd.	39,670,978	58,281,602

TOTAL CHINA		153,645,550

Curacao - 0.8%
Schlumberger Ltd.	1,802,625	150,897,739
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	10,796	18,095,487
Genmab A/S (a)	196,631	37,907,798
NNIT A/S	707,488	18,641,214
Novo Nordisk A/S Series B	4,007,595	144,833,471

TOTAL DENMARK		219,477,970

Finland - 0.3%
Sampo Oyj (A Shares)	1,295,400	59,988,053
France - 4.7%
Air Liquide SA	404,700	43,692,953
ALTEN	149,596	11,142,733
Amundi SA	2,225,100	122,021,369
AXA SA	4,245,300	104,337,851
BNP Paribas SA	1,114,300	71,186,844
Capgemini SA	392,884	31,965,795
LVMH Moet Hennessy - Louis Vuitton SA	409,148	82,452,835
Maisons du Monde SA	885,400	24,969,996
Rubis	208,500	17,542,404
Sanofi SA	2,230,089	179,246,752
Societe Generale Series A	1,685,300	82,390,190
VINCI SA	1,035,200	72,525,646
Worldline SA (a)(c)	356,875	9,621,533

TOTAL FRANCE		853,096,901

Germany - 7.5%
adidas AG	692,801	108,928,530
Axel Springer Verlag AG	881,300	46,350,423
Bayer AG	3,698,562	410,833,078
Brenntag AG	96,900	5,621,395
Deutsche Borse AG (a)	217,143	19,980,756
Deutsche Post AG	1,946,770	65,053,116
Fresenius Medical Care AG & Co. KGaA	114,000	9,305,223
Fresenius SE & Co. KGaA	3,165,100	249,181,788
KION Group AG	435,200	26,449,650
ProSiebenSat.1 Media AG	2,131,690	90,684,969
Rational AG	36,016	16,329,294
SAP AG	2,577,824	235,742,572
Scout24 Holding GmbH (a)	173,300	6,174,488
Symrise AG	1,147,000	68,905,079

TOTAL GERMANY		1,359,540,361

Hong Kong - 1.5%
AIA Group Ltd.	37,605,200	232,827,066
China Resources Beer Holdings Co. Ltd. (a)	3,965,733	8,054,854
Techtronic Industries Co. Ltd.	10,343,500	35,774,130

TOTAL HONG KONG		276,656,050

India - 3.5%
Axis Bank Ltd.	5,163,062	35,636,331
Bharti Infratel Ltd.	13,987,949	60,870,316
Godrej Consumer Products Ltd.	167,651	3,924,273
HDFC Bank Ltd.	10,018,402	215,634,557
Housing Development Finance Corp. Ltd.	7,975,370	161,344,281
ICICI Bank Ltd.	9,817,928	39,187,877
ITC Ltd.	23,951,717	91,563,921
LIC Housing Finance Ltd.	3,246,512	26,617,888

TOTAL INDIA		634,779,444

Indonesia - 0.7%
PT Bank Central Asia Tbk	51,189,500	58,655,634
PT Bank Rakyat Indonesia Tbk	82,728,300	72,644,772

TOTAL INDONESIA		131,300,406

Ireland - 3.2%
Allergan PLC	403,200	88,256,448
CRH PLC	1,658,600	57,883,537
DCC PLC (United Kingdom)	775,389	62,379,347
Kerry Group PLC Class A	932,000	65,496,720
Kingspan Group PLC (Ireland)	1,185,500	34,501,986
Medtronic PLC	1,042,500	79,250,850
Ryanair Holdings PLC sponsored ADR (a)	2,348,032	196,436,357

TOTAL IRELAND		584,205,245

Isle of Man - 0.3%
Paysafe Group PLC (a)	11,324,149	54,404,632
Israel - 1.7%
Check Point Software Technologies Ltd. (a)	1,383,300	136,628,541
Elbit Systems Ltd. (Israel)	175,978	19,350,554
SodaStream International Ltd. (a)	266,823	11,737,544
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,309,900	144,079,957

TOTAL ISRAEL		311,796,596

Italy - 0.3%
Buzzi Unicem SpA	74,500	1,833,639
Intesa Sanpaolo SpA	16,846,000	39,568,910
Prada SpA (b)	4,535,500	18,792,232

TOTAL ITALY		60,194,781

Japan - 15.1%
Astellas Pharma, Inc.	12,180,500	163,483,909
Daito Trust Construction Co. Ltd.	365,200	51,071,721
Dentsu, Inc.	1,300,900	60,142,574
Don Quijote Holdings Co. Ltd.	1,830,600	66,391,878
Hoya Corp.	6,840,800	298,205,806
Japan Exchange Group, Inc.	3,521,100	52,546,750
Japan Tobacco, Inc.	3,334,000	107,481,711
Kaken Pharmaceutical Co. Ltd.	321,000	16,261,801
Kao Corp.	189,000	9,345,381
KDDI Corp.	6,487,700	174,314,003
Keyence Corp.	624,920	242,806,132
Minebea Mitsumi, Inc.	2,974,400	29,635,993
Misumi Group, Inc.	2,276,900	42,549,455
Morinaga & Co. Ltd.	803,000	34,705,872
Murata Manufacturing Co. Ltd.	66,400	8,971,145
Nabtesco Corp.	610,400	15,931,705
Nippon Telegraph & Telephone Corp.	1,122,100	49,565,755
Nitori Holdings Co. Ltd.	1,019,600	113,961,137
Olympus Corp.	2,390,400	82,460,438
ORIX Corp.	21,583,300	326,301,418
Recruit Holdings Co. Ltd.	3,221,100	141,071,114
Seria Co. Ltd.	27,300	1,854,495
Seven & i Holdings Co. Ltd.	2,595,900	103,665,868
Shinsei Bank Ltd.	24,530,000	42,364,272
Shionogi & Co. Ltd.	713,900	34,300,837
SMC Corp.	67,600	18,506,031
SoftBank Corp.	1,759,300	135,536,064
Sony Corp.	1,805,300	54,660,421
Start Today Co. Ltd.	1,841,500	34,624,962
Sundrug Co. Ltd.	170,200	11,727,535
Tsuruha Holdings, Inc.	1,516,500	142,369,144
Welcia Holdings Co. Ltd.	1,008,000	55,439,554

TOTAL JAPAN		2,722,254,881

Luxembourg - 1.4%
B&M European Value Retail S.A.	36,331,425	137,251,913
Eurofins Scientific SA	236,900	106,129,424

TOTAL LUXEMBOURG		243,381,337

Netherlands - 6.0%
AerCap Holdings NV (a)	1,418,500	62,796,995
Altice NV:
Class A (a)	7,123,747	155,954,922
Class B (a)	2,593,209	57,051,143
ASML Holding NV	389,700	47,309,580
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (a)(c)	6,168,200	23,107,277
IMCD Group BV	1,526,247	68,490,052
ING Groep NV (Certificaten Van Aandelen)	9,537,500	137,015,284
Koninklijke Philips Electronics NV	2,370,800	69,565,229
LyondellBasell Industries NV Class A	473,200	44,135,364
NXP Semiconductors NV (a)	1,203,300	117,742,905
RELX NV	7,228,309	122,091,434
Unilever NV (Certificaten Van Aandelen) (Bearer) (b)	3,761,095	152,556,836
Wolters Kluwer NV	841,600	32,120,272

TOTAL NETHERLANDS		1,089,937,293

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	3,409,299	21,787,217
Norway - 0.9%
Statoil ASA	8,164,000	152,235,700
Philippines - 0.1%
Alliance Global Group, Inc.	88,980,756	22,460,344
Singapore - 0.4%
Broadcom Ltd.	380,800	75,969,600
South Africa - 1.3%
Aspen Pharmacare Holdings Ltd.	1,024,400	23,414,857
Capitec Bank Holdings Ltd.	318,200	16,577,334
Naspers Ltd. Class N	1,166,699	185,869,109

TOTAL SOUTH AFRICA		225,861,300

Spain - 1.9%
Amadeus IT Holding SA Class A	3,322,900	153,329,331
Hispania Activos Inmobiliarios SA	2,576,480	31,706,936
Inditex SA	4,984,566	164,303,919

TOTAL SPAIN		349,340,186

Sweden - 3.2%
ASSA ABLOY AB (B Shares)	5,393,000	102,048,860
Coor Service Management Holding AB (d)	5,005,700	31,474,832
HEXPOL AB (B Shares)	2,178,600	21,095,840
Nordea Bank AB	14,644,200	176,960,586
Svenska Cellulosa AB (SCA) (B Shares)	5,763,860	173,443,790
Svenska Handelsbanken AB (A Shares)	5,414,900	80,837,455

TOTAL SWEDEN		585,861,363

Switzerland - 3.0%
Actelion Ltd.	234,853	61,318,411
Credit Suisse Group AG	7,956,987	121,464,425
Dufry AG (a)	14,260	2,027,570
Julius Baer Group Ltd.	929,700	43,705,921
Sika AG	26,481	138,753,964
Syngenta AG (a)	85,136	36,091,710
UBS Group AG	8,217,947	132,626,561

TOTAL SWITZERLAND		535,988,562

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,596,200	203,888,542
Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	8,419,200	44,964,751
United Kingdom - 15.3%
Booker Group PLC	25,148,900	64,476,850
British American Tobacco PLC sponsored ADR (b)	1,827,300	225,123,360
Bunzl PLC	2,054,170	53,982,807
Coca-Cola European Partners PLC	1,665,300	57,502,809
Compass Group PLC	6,075,576	108,127,355
Dialog Semiconductor PLC (a)	1,320,900	61,242,901
Dignity PLC	938,772	28,874,843
Domino's Pizza UK & IRL PLC	3,702,300	16,874,099
Essentra PLC (d)	13,809,220	71,120,963
Halma PLC	1,709,756	19,895,576
Howden Joinery Group PLC	6,472,900	30,731,336
IMI PLC	1,694,635	24,857,381
Imperial Tobacco Group PLC	2,233,183	103,201,260
Indivior PLC	9,576,700	35,600,329
Informa PLC	4,207,236	34,508,423
ITV PLC	29,009,500	74,155,708
Just Eat Holding Ltd. (a)	1,323,800	8,984,511
Liberty Global PLC Class A (a)	1,463,900	53,403,072
Lloyds Banking Group PLC	326,292,300	267,625,654
London Stock Exchange Group PLC	2,560,000	102,121,421
Melrose Industries PLC	47,480,971	116,624,898
Micro Focus International PLC	4,073,883	109,930,066
Next PLC	1,782,600	85,888,164
Polypipe Group PLC	3,853,600	16,385,661
Prudential PLC	11,150,568	216,084,176
Reckitt Benckiser Group PLC	2,079,487	178,431,685
Rio Tinto PLC	4,236,500	187,689,648
Softcat PLC	5,024,700	19,633,251
Spectris PLC	2,039,500	62,012,751
St. James's Place Capital PLC	12,119,300	163,285,510
Standard Life PLC	9,655,610	41,991,340
TechnipFMC PLC (a)	1,316,770	43,155,320
Vodafone Group PLC sponsored ADR	3,120,800	77,707,920

TOTAL UNITED KINGDOM		2,761,231,048

United States of America - 7.5%
Activision Blizzard, Inc.	992,200	39,896,362
Alexion Pharmaceuticals, Inc. (a)	219,100	28,631,988
Alphabet, Inc.:
Class A (a)	95,105	78,004,170
Class C (a)	193,003	153,782,860
Amgen, Inc.	574,200	89,965,656
Bio-Rad Laboratories, Inc. Class A (a)	96,900	18,418,752
Coty, Inc. Class A	7,834,400	150,420,480
Fidelity National Information Services, Inc.	618,700	49,137,154
MasterCard, Inc. Class A	1,276,200	135,698,346
Molson Coors Brewing Co. Class B	657,900	63,500,508
MSCI, Inc.	454,700	37,626,425
NJOY, Inc. (a)(e)	9,361,811	94
Oceaneering International, Inc.	1,263,300	35,182,905
Qualcomm, Inc.	1,578,800	84,355,284
Regeneron Pharmaceuticals, Inc. (a)	128,200	46,060,978
S&P Global, Inc.	1,170,900	140,718,762
Spectrum Brands Holdings, Inc.	231,200	30,839,768
Vertex Pharmaceuticals, Inc. (a)	393,300	33,772,671
Visa, Inc. Class A	1,655,200	136,901,592

TOTAL UNITED STATES OF AMERICA		1,352,914,755

TOTAL COMMON STOCKS
(Cost $13,947,329,801)		17,389,590,391

Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.2%
Itau Unibanco Holding SA	2,998,650	35,438,331
Germany - 1.3%
Henkel AG & Co. KGaA	1,546,100	188,097,986
Jungheinrich AG	507,200	15,579,750
Sartorius AG (non-vtg.)	424,084	29,756,914

TOTAL GERMANY		233,434,650

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $196,594,826)		268,872,981

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.62% (f)	418,584,294	418,668,011
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	231,313,393	231,359,656
TOTAL MONEY MARKET FUNDS
(Cost $649,960,689)		650,027,667
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $14,793,885,316)		18,308,491,039
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(231,667,391)
NET ASSETS - 100%		$18,076,823,648

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,728,810 or 0.2% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	6/7/13 - 2/14/14	$10,471,242

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$614,597
Fidelity Securities Lending Cash Central Fund	277,251
Total	$891,848

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coor Service Management Holding AB	$30,536,334	$--	$1,409,662	$--	$31,474,832
Essentra PLC	88,602,878	1,804,660	3,977,829	--	71,120,963
Total	$119,139,212	$1,804,660	$5,387,491	$--	$102,595,795

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,047,098,328	$1,351,827,188	$695,271,046	$94
Consumer Staples	2,557,996,850	1,799,153,026	758,843,824	--
Energy	782,573,521	630,337,821	152,235,700	--
Financials	4,002,166,193	2,326,401,550	1,675,764,643	--
Health Care	2,711,729,593	1,552,204,481	1,159,525,112	--
Industrials	1,733,651,602	1,243,653,931	489,997,671	--
Information Technology	2,553,729,469	2,317,986,897	235,742,572	--
Materials	671,202,697	381,936,559	289,266,138	--
Real Estate	82,778,657	82,778,657	--	--
Telecommunication Services	497,994,058	138,578,236	359,415,822	--
Utilities	17,542,404	17,542,404	--	--
Money Market Funds	650,027,667	650,027,667	--	--
Total Investments in Securities:	$18,308,491,039	$12,492,428,417	$5,816,062,528	$94

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,567,035,702
Level 2 to Level 1	$136,971,886

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $15,000,997,637. Net unrealized appreciation aggregated $3,307,493,402, of which $4,080,217,875 related to appreciated investment securities and $772,724,473 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

January 31, 2017

EMD-QTLY-0317
1.931229.105

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.5%
	Shares	Value
Argentina - 1.0%
Grupo Superveille SA sponsored ADR	18,300	$269,559
Inversiones y Representaciones SA ADR (a)(b)	34,410	738,439

TOTAL ARGENTINA		1,007,998

Bailiwick of Jersey - 0.8%
Atrium European Real Estate Ltd.	186,272	780,193
Bangladesh - 0.4%
BRAC Bank Ltd.	449,466	382,753
Bermuda - 2.0%
PAX Global Technology Ltd. (b)	921,000	641,829
Shangri-La Asia Ltd.	1,218,000	1,354,770

TOTAL BERMUDA		1,996,599

Brazil - 6.7%
B2W Companhia Global do Varejo (a)	52,240	198,940
Banco ABC Brasil SA rights 2/2/17 (a)	4,596	8,831
BR Malls Participacoes SA	163,800	762,574
BTG Pactual Participations Ltd. unit	47,700	250,981
Direcional Engenharia SA	260,300	488,202
Fibria Celulose SA	54,600	508,902
FPC Par Corretora de Seguros	63,500	284,139
Hypermarcas SA	98,038	869,589
Localiza Rent A Car SA	45,700	534,431
Minerva SA (a)	132,900	506,531
QGEP Participacoes SA	399,200	719,576
Smiles SA	63,400	1,046,238
Tegma Gestao Logistica SA (a)	148,100	442,265

TOTAL BRAZIL		6,621,199

British Virgin Islands - 0.2%
Dolphin Capital Investors Ltd. (a)	2,042,257	223,517
Canada - 1.2%
Pan American Silver Corp.	29,000	566,370
Torex Gold Resources, Inc. (a)	30,670	650,522

TOTAL CANADA		1,216,892

Cayman Islands - 10.0%
51job, Inc. sponsored ADR (a)(b)	13,600	478,448
58.com, Inc. ADR (a)	19,600	571,928
Airtac International Group	47,000	391,033
ASM Pacific Technology Ltd.	43,500	528,885
Boyaa Interactive International Ltd. (a)	338,000	171,897
Casetek Holdings	18,000	55,286
Changyou.com Ltd. (A Shares) ADR (a)	15,200	366,624
China State Construction International Holdings Ltd.	434,000	705,230
Daqo New Energy Corp. ADR (a)	2,500	61,050
Geely Automobile Holdings Ltd.	510,000	602,781
Goodbaby International Holdings Ltd.	709,000	308,227
Haitian International Holdings Ltd.	350,000	711,983
IGG, Inc.	88,000	65,574
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	15,300	219,096
Kingboard Laminates Holdings Ltd.	272,000	299,270
Lee's Pharmaceutical Holdings Ltd.	447,500	391,676
Pico Far East Holdings Ltd.	2,320,000	775,750
Semiconductor Manufacturing International Corp. (a)	62,100	85,155
Silicon Motion Technology Corp. sponsored ADR	1,200	46,920
SINA Corp.	3,500	244,020
SITC International Holdings Co. Ltd.	1,082,000	672,024
Sunny Optical Technology Group Co. Ltd.	107,000	626,968
TPK Holding Co. Ltd. (a)	36,000	67,290
Uni-President China Holdings Ltd.	960,000	733,502
Vinda International Holdings Ltd.	214,000	424,886
YY, Inc. ADR (a)	4,700	193,076

TOTAL CAYMAN ISLANDS		9,798,579

Chile - 3.1%
Compania Cervecerias Unidas SA sponsored ADR (b)	23,800	537,642
CorpBanca SA	27,171,980	222,504
Empresas CMPC SA	174,458	375,532
Enersis SA	3,288,313	588,127
Inversiones La Construccion SA	19,581	255,112
Quinenco SA	80,906	222,045
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	18,700	604,384
Vina Concha y Toro SA	168,816	274,603

TOTAL CHILE		3,079,949

China - 5.4%
BBMG Corp. (H Shares)	1,994,000	765,217
China Longyuan Power Grid Corp. Ltd. (H Shares)	331,200	270,531
Huangshan Tourism Development Co. Ltd.	567,200	778,198
Qingdao Haier Co. Ltd.	1,046,986	1,538,152
Tong Ren Tang Technologies Co. Ltd. (H Shares)	510,000	907,206
Tsingtao Brewery Co. Ltd. (H Shares)	146,000	582,979
Zhengzhou Yutong Bus Co. Ltd.	162,134	477,332

TOTAL CHINA		5,319,615

Colombia - 0.6%
Bancolombia SA sponsored ADR	5,600	212,016
Organizacion Terpel SA	105,202	405,737

TOTAL COLOMBIA		617,753

Egypt - 0.2%
Credit Agricole Egypt	96,000	197,573
Greece - 0.8%
Titan Cement Co. SA (Reg.)	35,100	788,500
Hong Kong - 1.5%
BYD Electronic International Co. Ltd.	86,000	68,993
China Resources Beer Holdings Co. Ltd. (a)	434,000	881,503
Far East Horizon Ltd.	497,584	453,612
Techtronic Industries Co. Ltd.	10,500	36,315

TOTAL HONG KONG		1,440,423

India - 8.8%
ACC Ltd.	3,322	69,550
Adani Ports & Special Economic Zone	149,134	647,981
Alembic Pharmaceuticals Ltd. (a)	87,793	728,520
Arvind Mills Ltd.	149,203	813,694
Deccan Cements Ltd.	21,380	322,861
Edelweiss Financial Services Ltd.	158,870	259,195
Federal Bank Ltd. (a)	302,931	341,226
IDFC Ltd. (a)	317,213	258,412
Iifl Holdings Ltd.	60,955	266,788
Indraprastha Gas Ltd.	22,533	313,556
JK Cement Ltd.	37,889	405,687
LIC Housing Finance Ltd.	47,601	390,277
Manappuram General Finance & Leasing Ltd.	627,987	734,349
Phoenix Mills Ltd.	42,919	219,824
Power Grid Corp. of India Ltd.	252,209	774,016
Solar Industries India Ltd. (a)	50,194	516,846
Steel Authority of India Ltd. (a)	451,125	424,631
Torrent Pharmaceuticals Ltd.	45,070	867,789
VST Industries Ltd. (a)	9,434	335,790

TOTAL INDIA		8,690,992

Indonesia - 1.4%
PT Bank Danamon Indonesia Tbk Series A	965,300	300,741
PT Indo Tambangraya Megah Tbk	231,700	260,288
PT Lippo Karawaci Tbk	3,970,900	218,582
PT Media Nusantara Citra Tbk	1,310,800	166,396
PT Panin Life Tbk (a)	28,314,200	379,573

TOTAL INDONESIA		1,325,580

Israel - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	152,660	266,478
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)	23,100	135,135
Kenya - 0.1%
Kcb Group Ltd.	632,600	140,171
Korea (South) - 9.6%
AMOREPACIFIC Group, Inc.	2,581	303,677
BS Financial Group, Inc.	52,336	387,645
Com2uS Corp. (a)	3,324	246,781
Daou Technology, Inc.	21,665	333,920
DOUBLEUGAMES Co. Ltd. (a)	10,906	366,016
Fila Korea Ltd.	20,319	1,213,880
Hanon Systems	46,734	368,877
Hyundai Fire & Marine Insurance Co. Ltd.	13,054	341,189
Hyundai Glovis Co. Ltd.	3,042	410,747
Hyundai HCN	161,419	549,447
Hyundai Wia Corp.	6,099	342,118
KB Financial Group, Inc.	9,680	395,264
KEPCO Plant Service & Engineering Co. Ltd.	9,913	470,845
Korea Express Co. Ltd. (a)	3,251	460,140
Korean Reinsurance Co.	26,088	245,785
Medy-Tox, Inc.	2,236	803,817
Minwise Co. Ltd.	7,855	218,264
MK Electron Co. Ltd.	20,575	184,912
NCSOFT Corp.	2,749	725,660
Nice Information & Telecom, Inc.	9,861	238,469
Samjin Pharmaceutical Co. Ltd.	19,537	543,715
Silicon Works Co. Ltd.	9,258	256,846
SundayToz Corp.	4,175	73,774

TOTAL KOREA (SOUTH)		9,481,788

Malaysia - 1.0%
Inari Amertron Bhd	304,800	122,484
Top Glove Corp. Bhd	687,600	807,206

TOTAL MALAYSIA		929,690

Mexico - 3.5%
Gruma S.A.B. de CV Series B	40,285	542,008
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	69,400	537,701
Grupo Comercial Chedraui S.A.B. de CV	214,100	394,350
Industrias Penoles SA de CV	29,810	704,942
Macquarie Mexican (REIT)	399,272	393,078
Qualitas Controladora S.A.B. de CV	128,100	192,087
Tenedora Nemak SA de CV	440,000	408,910
Terrafina	217,900	301,456

TOTAL MEXICO		3,474,532

Netherlands - 1.3%
X5 Retail Group NV GDR (Reg. S) (a)	1,400	46,970
Yandex NV Series A (a)	54,600	1,263,444

TOTAL NETHERLANDS		1,310,414

Pakistan - 0.4%
Habib Bank Ltd.	147,700	367,654
Panama - 0.5%
Copa Holdings SA Class A	5,100	497,199
Philippines - 0.3%
Alliance Global Group, Inc.	180,100	45,460
Robinsons Land Corp.	445,700	225,185

TOTAL PHILIPPINES		270,645

Poland - 0.5%
Asseco Poland SA	20,700	297,213
CD Projekt RED SA (a)	3,633	53,206
Prime Car Management SA	19,300	168,580

TOTAL POLAND		518,999

Romania - 0.2%
Banca Transilvania SA	399,713	226,523
Russia - 2.0%
Inter Rao Ues JSC (a)	13,451,004	910,858
RusHydro PJSC (a)	42,385,300	728,347
Sistema JSFC	174,100	69,186
Sistema JSFC sponsored GDR	25,260	241,738

TOTAL RUSSIA		1,950,129

Singapore - 0.6%
First Resources Ltd.	402,300	550,920
South Africa - 2.7%
Bidvest Group Ltd.	59,300	697,782
EOH Holdings Ltd.	30,200	328,782
Imperial Holdings Ltd.	55,900	691,998
Pick 'n Pay Stores Ltd.	80,300	407,370
Reunert Ltd.	109,300	552,462

TOTAL SOUTH AFRICA		2,678,394

Sri Lanka - 0.7%
Dialog Axiata PLC	3,023,372	214,951
Hatton National Bank PLC	315,296	470,535

TOTAL SRI LANKA		685,486

Taiwan - 8.7%
Advantech Co. Ltd.	119,000	1,011,045
Chipbond Technology Corp.	110,000	159,937
Cleanaway Co. Ltd.	85,000	445,568
CTCI Corp.	324,000	506,924
Cub Elecparts, Inc.	71,568	566,753
Elite Advanced Laser Corp.	55,000	219,538
eMemory Technology, Inc.	28,000	359,084
Everlight Electronics Co. Ltd.	193,000	302,583
FLEXium Interconnect, Inc.	105,356	302,991
Inventec Corp.	512,000	385,758
Largan Precision Co. Ltd.	1,000	142,672
Lite-On Technology Corp.	399,220	604,132
Powertech Technology, Inc.	143,000	391,994
Radiant Opto-Electronics Corp.	276,000	500,845
St.Shine Optical Co. Ltd.	32,000	608,390
Synnex Technology International Corp.	350,100	365,921
Tong Hsing Electronics Industries Ltd.	109,000	414,116
Tripod Technology Corp.	117,000	286,212
Universal Cement Corp.	353,568	278,860
Vanguard International Semiconductor Corp.	235,000	424,184
Yuanta Financial Holding Co. Ltd.	657,000	261,195

TOTAL TAIWAN		8,538,702

Thailand - 1.8%
Delta Electronics PCL (For. Reg.)	204,600	499,735
PTT Global Chemical PCL (For. Reg.)	365,000	704,372
Star Petroleum Refining PCL	1,464,300	517,192

TOTAL THAILAND		1,721,299

Turkey - 3.1%
Aksa Akrilik Kimya Sanayii	492,000	1,371,756
Aselsan A/S	166,000	600,973
Bim Birlesik Magazalar A/S JSC	39,000	556,604
Tupras Turkiye Petrol Rafinelleri A/S	22,828	495,807

TOTAL TURKEY		3,025,140

United Arab Emirates - 1.0%
Emaar Properties PJSC	389,068	787,055
National Bank of Ras Al-Khaimah PSC (a)	115,100	151,988

TOTAL UNITED ARAB EMIRATES		939,043

United Kingdom - 1.5%
BGEO Group PLC	7,840	291,937
Mondi PLC	44,200	973,619
TBC Bank Group PLC (a)	10,075	189,101

TOTAL UNITED KINGDOM		1,454,657

United States of America - 0.2%
Net 1 UEPS Technologies, Inc. (a)	20,000	230,000
Vietnam - 0.3%
FTP Corp.	163,990	327,363
TOTAL COMMON STOCKS
(Cost $78,619,852)		83,208,476

Nonconvertible Preferred Stocks - 3.6%
Brazil - 1.8%
Banco ABC Brasil SA	112,300	589,815
Banco do Estado Rio Grande do Sul SA	91,100	455,341
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (b)	49,000	500,290
Metalurgica Gerdau SA (PN) (a)	133,000	237,206

TOTAL BRAZIL		1,782,652

Korea (South) - 1.8%
Hyundai Motor Co. Series 2	15,553	1,295,144
LG Chemical Ltd.	2,759	409,669

TOTAL KOREA (SOUTH)		1,704,813

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,865,261)		3,487,465
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.54% 3/2/17 to 4/20/17 (c)
(Cost $459,650)	460,000	459,673
	Shares	Value

Money Market Funds - 12.8%
Fidelity Cash Central Fund, 0.62% (d)	10,875,683	10,877,858
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	1,761,801	1,762,153
TOTAL MONEY MARKET FUNDS
(Cost $12,638,746)		12,640,011
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $94,583,509)		99,795,625
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,333,503)
NET ASSETS - 100%		$98,462,122

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
187 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	8,556,185	$409,234

The face value of futures purchased as a percentage of Net Assets is 8.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $459,673.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,172
Fidelity Securities Lending Cash Central Fund	12,263
Total	$24,435

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$15,322,283	$12,244,440	$3,077,843	$--
Consumer Staples	7,079,335	4,456,465	2,622,870	--
Energy	1,992,863	1,992,863	--	--
Financials	10,309,006	9,451,299	857,707	--
Health Care	6,527,908	5,229,026	1,298,882	--
Industrials	10,677,153	8,587,916	2,089,237	--
Information Technology	15,951,742	13,463,171	2,488,571	--
Materials	9,307,670	8,542,453	765,217	--
Real Estate	4,649,903	4,649,903	--	--
Telecommunication Services	792,353	792,353	--	--
Utilities	4,085,725	3,815,194	270,531	--
Government Obligations	459,673	--	459,673	--
Money Market Funds	12,640,011	12,640,011	--	--
Total Investments in Securities:	$99,795,625	$85,865,094	$13,930,531	$--
Derivative Instruments:
Assets
Futures Contracts	$409,234	$409,234	$--	$--
Total Assets	$409,234	$409,234	$--	$--
Total Derivative Instruments:	$409,234	$409,234	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$12,175,024
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $95,395,350. Net unrealized appreciation aggregated $4,400,275, of which $11,086,457 related to appreciated investment securities and $6,686,182 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

January 31, 2017

EME-QTLY-0317
1.861978.108

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Austria - 0.4%
Buwog-Gemeinnuetzige Wohnung	19,299	$459,999
Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC (a)	137,200	559,898
Wizz Air Holdings PLC (a)	13,888	311,160

TOTAL BAILIWICK OF JERSEY		871,058

Belgium - 0.3%
KBC Groep NV	5,512	357,131
Bermuda - 0.4%
Central European Media Enterprises Ltd. Class A (a)(b)	181,600	472,160
Botswana - 0.3%
First National Bank of Botswana Ltd.	1,042,331	286,624
British Virgin Islands - 0.5%
Lenta Ltd. GDR (a)	65,900	517,974
Canada - 0.4%
Detour Gold Corp. (a)	37,300	505,933
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	98,500	620,550
Estonia - 0.5%
Tallinna Kaubamaja AS	57,700	546,881
Greece - 1.7%
Fourlis Holdings SA (a)	25,000	117,666
Hellenic Exchanges Holding SA	90,000	434,283
Jumbo SA	26,536	372,393
Motor Oil (HELLAS) Corinth Refineries SA	37,500	538,401
Sarantis SA	37,800	420,701

TOTAL GREECE		1,883,444

Hungary - 1.6%
OTP Bank PLC	59,700	1,834,755
Israel - 1.0%
Bank Hapoalim BM (Reg.)	80,000	482,816
Elbit Systems Ltd. (Israel)	5,900	648,764

TOTAL ISRAEL		1,131,580

Kenya - 1.1%
British American Tobacco Kenya Ltd.	33,400	288,630
Kcb Group Ltd.	1,335,600	295,942
Safaricom Ltd.	3,640,544	648,845

TOTAL KENYA		1,233,417

Lithuania - 0.3%
Apranga AB (a)	110,466	323,162
Luxembourg - 0.5%
Tenaris SA	32,000	560,543
Netherlands - 0.4%
X5 Retail Group NV GDR (Reg. S) (a)	15,100	506,605
Nigeria - 1.9%
Dangote Cement PLC	738,994	401,548
Guaranty Trust Bank PLC	3,000,000	232,733
Nigerian Breweries PLC	1,768,869	809,453
Zenith Bank PLC	13,652,978	701,642

TOTAL NIGERIA		2,145,376

Oman - 0.6%
BankMuscat SAOG (a)	548,000	657,515
Pakistan - 1.3%
Engro Corp. Ltd.	180,500	578,933
Indus Motor Co. Ltd.	20,650	345,546
K-Electric Ltd. (a)	1,100,000	109,155
United Bank Ltd.	214,400	481,416

TOTAL PAKISTAN		1,515,050

Poland - 2.9%
AmRest Holdings NV (a)	4,700	384,948
Globe Trade Centre SA (a)	210,000	445,726
Kruk SA	9,100	558,539
NG2 SA	13,800	711,933
Orbis SA	31,500	576,560
Pfleiderer Grajewo SA	57,000	636,939

TOTAL POLAND		3,314,645

Qatar - 2.1%
Qatar National Bank SAQ	54,034	2,414,438
Romania - 2.6%
Banca Transilvania SA	1,400,508	793,689
BRD-Groupe Societe Generale	545,088	1,502,662
Fondul Propietatea SA GDR	43,000	453,650
MedLife SA	29,938	184,760

TOTAL ROMANIA		2,934,761

Russia - 23.1%
Alrosa Co. Ltd. (a)	827,200	1,453,496
Gazprom OAO (a)	2,259,173	5,621,030
Lukoil PJSC	16,600	931,049
Lukoil PJSC sponsored ADR	79,195	4,443,631
Magnit OJSC	9,181	1,472,806
Moscow Exchange MICEX-RTS OAO (a)	516,200	1,151,592
NOVATEK OAO (a)	223,630	2,824,604
Novolipetsk Steel OJSC GDR (Reg. S)	38,800	764,360
Sberbank of Russia	2,174,320	6,214,948
Tatneft PAO (a)	203,400	1,375,161

TOTAL RUSSIA		26,252,677

Slovenia - 0.5%
Petrol d.d., Ljubljana	1,450	508,949
South Africa - 39.5%
African Rainbow Minerals Ltd.	100,900	902,297
AngloGold Ashanti Ltd. (a)	112,100	1,424,548
ArcelorMittal South Africa Ltd. (a)	650,000	637,217
Aveng Ltd. (a)	939,200	508,109
AVI Ltd.	80,000	543,941
Barloworld Ltd.	93,400	763,835
Cashbuild Ltd.	16,000	412,616
City Lodge Hotels Ltd.	45,300	496,804
Clicks Group Ltd.	159,954	1,448,192
Dis-Chem Pharmacies Pty Ltd.	312,000	560,327
DRDGOLD Ltd.	2,552,814	1,437,671
Exxaro Resources Ltd.	94,800	747,988
FirstRand Ltd.	937,100	3,491,089
Grindrod Ltd.	633,200	664,919
Holdsport Ltd.	124,700	564,597
Hulamin Ltd. (a)	1,096,900	568,190
Imperial Holdings Ltd.	69,000	854,166
KAP Industrial Holdings Ltd.	1,197,200	692,999
Kumba Iron Ore Ltd. (a)	31,000	476,215
Mr Price Group Ltd.	99,500	1,201,089
MTN Group Ltd.	102,350	954,398
Murray & Roberts Holdings Ltd.	559,000	464,623
Nampak Ltd.	1,072,900	1,488,922
Naspers Ltd. Class N	46,400	7,392,078
Northam Platinum Ltd. (a)	190,400	722,743
Pioneer Foods Ltd.	74,400	915,934
Pretoria Portland Cement Co. Ltd.	1,118,549	568,613
PSG Group Ltd.	117,400	1,976,676
Remgro Ltd.	123,700	2,069,255
RMB Holdings Ltd.	253,300	1,221,291
Sasol Ltd.	44,100	1,315,590
Shoprite Holdings Ltd.	108,500	1,441,299
Spar Group Ltd.	78,800	1,114,019
Spur Corp. Ltd.	191,500	483,475
Standard Bank Group Ltd.	277,914	2,968,266
Super Group Ltd. (a)	161,000	436,701
Telkom SA Ltd.	153,000	836,022

TOTAL SOUTH AFRICA		44,766,714

United Arab Emirates - 5.8%
Agthia Group PJSC	274,787	508,740
Aldar Properties PJSC (a)	1,175,871	819,578
Arabtec Holding Co. (a)	920,000	338,152
Dubai Financial Market PJSC (a)	2,760,358	969,496
Dubai Islamic Bank Pakistan Ltd. (a)	742,528	1,202,876
Dubai Parks and Resorts PJSC (a)	2,038,210	665,918
Emaar Malls Group PJSC (a)	1,034,766	712,777
First Gulf Bank PJSC	317,684	1,120,098
SHUAA Capital PSC (a)	663,913	291,023

TOTAL UNITED ARAB EMIRATES		6,628,658

United Kingdom - 4.1%
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20(a)(c)	52,500	512,926
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/19/18 (a)(c)	13,300	457,490
Georgia Healthcare Group PLC (a)	107,500	459,799
Mediclinic International PLC	57,300	560,456
NMC Health PLC	28,749	589,871
Saudi Dairy & Foodstuff Co. ELS (HSBC Warrant Program) warrants 6/4/18 (a)(c)	14,000	434,456
The Savola Group ELS (HSBC Warrant Program) warrants 1/24/20(a)(c)	76,800	775,935
Tullow Oil PLC (a)	90,600	335,428
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	66,861	536,992

TOTAL UNITED KINGDOM		4,663,353

TOTAL COMMON STOCKS
(Cost $85,910,324)		107,913,952

Nonconvertible Preferred Stocks - 3.2%
Russia - 3.2%
Surgutneftegas OJSC (a)	3,572,400	2,039,835
Tatneft PAO (a)	410,800	1,539,945

TOTAL RUSSIA		3,579,780

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,156,715)		3,579,780

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.62% (d)	1,087,547	1,087,764
Fidelity Securities Lending Cash Central Fund 0.65%(d)(e)	426,221	426,306
TOTAL MONEY MARKET FUNDS
(Cost $1,514,019)		1,514,070
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $90,581,058)		113,007,802
NET OTHER ASSETS (LIABILITIES) - 0.4%		410,778
NET ASSETS - 100%		$113,418,580

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,717,799 or 2.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$965
Fidelity Securities Lending Cash Central Fund	1797
Total	$2,762

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$16,320,761	$8,928,683	$7,392,078	$--
Consumer Staples	11,095,502	11,095,502	--	--
Energy	20,957,615	11,805,158	9,152,457	--
Financials	36,882,244	27,949,497	8,932,747	--
Health Care	1,794,886	1,794,886	--	--
Industrials	5,013,111	5,013,111	--	--
Materials	14,443,113	10,265,304	4,177,809	--
Real Estate	2,438,080	2,438,080	--	--
Telecommunication Services	2,439,265	1,484,867	954,398	--
Utilities	109,155	109,155	--	--
Money Market Funds	1,514,070	1,514,070	--	--
Total Investments in Securities:	$113,007,802	$82,398,313	$30,609,489	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$8,212,485
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $90,967,295. Net unrealized appreciation aggregated $22,040,507, of which $26,373,367 related to appreciated investment securities and $4,332,860 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Opportunities Fund

January 31, 2017

ILS-QTLY-0317
1.827842.111

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 2.6%
Beacon Lighting Group Ltd.	2,695,741	$3,271,120
DuluxGroup Ltd.	1,736,117	7,992,194
Imdex Ltd. (a)	3,478,081	1,793,688
RCG Corp. Ltd.	6,879,148	7,121,404
TFS Corp. Ltd. (b)	4,654,304	5,541,824

TOTAL AUSTRALIA		25,720,230

Austria - 1.7%
Andritz AG	172,500	9,304,170
Buwog-Gemeinnuetzige Wohnung	283,444	6,755,990

TOTAL AUSTRIA		16,060,160

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	1,364,279	3,499,376
Belgium - 1.5%
Gimv NV	56,688	3,160,706
KBC Ancora (a)	254,448	11,202,686

TOTAL BELGIUM		14,363,392

Bermuda - 0.7%
Vostok New Ventures Ltd. SDR (a)	862,589	7,001,614
Canada - 1.9%
McCoy Global, Inc. (a)	636,215	928,959
New Look Vision Group, Inc.	207,200	4,740,322
Pason Systems, Inc.	287,000	4,199,408
PrairieSky Royalty Ltd.	98,900	2,318,117
ShawCor Ltd. Class A	117,500	3,282,325
Tesco Corp. (a)	351,747	3,025,024

TOTAL CANADA		18,494,155

Cayman Islands - 0.3%
58.com, Inc. ADR (a)	87,900	2,564,922
Denmark - 2.3%
Jyske Bank A/S (Reg.)	193,127	9,924,868
Scandinavian Tobacco Group A/S	264,149	4,536,409
Spar Nord Bank A/S	696,369	8,112,654

TOTAL DENMARK		22,573,931

Finland - 0.8%
Tikkurila Oyj	382,646	7,802,824
France - 2.6%
Elis SA (b)	414,962	7,429,275
Laurent-Perrier Group SA	51,163	3,810,902
Vetoquinol SA	116,184	6,271,031
Virbac SA (a)	41,252	7,599,306

TOTAL FRANCE		25,110,514

Germany - 4.8%
CompuGroup Medical AG	434,478	17,072,292
CTS Eventim AG	528,280	18,308,784
Fielmann AG	78,873	5,503,670
Nexus AG	278,558	5,917,842

TOTAL GERMANY		46,802,588

India - 0.6%
Jyothy Laboratories Ltd. (a)	1,189,354	6,141,869
Ireland - 1.6%
FBD Holdings PLC (a)	240,328	2,067,690
James Hardie Industries PLC CDI	874,067	13,708,615

TOTAL IRELAND		15,776,305

Isle of Man - 0.8%
Playtech Ltd.	743,143	7,750,105
Israel - 2.2%
Azrieli Group	113,805	5,192,784
Ituran Location & Control Ltd.	300,908	8,290,015
Strauss Group Ltd.	464,244	7,465,738

TOTAL ISRAEL		20,948,537

Italy - 3.3%
Azimut Holding SpA	630,097	11,291,149
Beni Stabili SpA SIIQ	6,607,875	3,716,398
Interpump Group SpA	926,943	17,401,042

TOTAL ITALY		32,408,589

Japan - 28.7%
Aoki Super Co. Ltd.	318,000	3,962,678
Artnature, Inc.	620,800	4,151,129
Asahi Co. Ltd.	398,900	4,684,628
Autobacs Seven Co. Ltd.	272,100	4,217,297
Azbil Corp.	551,900	16,643,517
Broadleaf Co. Ltd.	193,000	1,199,947
Central Automotive Products Ltd.	134,000	1,371,925
Century21 Real Estate Japan Ltd.	86,500	1,182,088
Coca-Cola Central Japan Co. Ltd.	233,700	5,089,614
Daiichikosho Co. Ltd.	232,300	9,227,398
Daikokutenbussan Co. Ltd.	171,100	7,940,519
Funai Soken Holdings, Inc.	235,700	3,655,218
GCA Savvian Group Corp.	555,461	4,058,589
Goldcrest Co. Ltd.	534,130	9,489,547
Iwatsuka Confectionary Co. Ltd.	31,400	1,233,363
Kobayashi Pharmaceutical Co. Ltd.	252,000	11,226,286
Koshidaka Holdings Co. Ltd.	166,900	3,427,873
Kusuri No Aoki Holdings Co. Ltd.	68,000	2,905,854
Lasertec Corp.	391,136	8,161,513
Medikit Co. Ltd.	106,100	4,369,542
Misumi Group, Inc.	452,400	8,454,202
Nagaileben Co. Ltd.	465,800	10,540,422
Nakano Refrigerators Co. Ltd.	145,000	3,891,152
ND Software Co. Ltd.	87,143	852,830
Nihon Parkerizing Co. Ltd.	1,195,100	14,638,414
NS Tool Co. Ltd. (b)	71,200	1,085,247
OBIC Co. Ltd.	336,500	16,152,954
OSG Corp. (b)	720,000	14,927,996
Paramount Bed Holdings Co. Ltd.	234,600	9,433,035
ProNexus, Inc.	592,800	5,544,210
San-Ai Oil Co. Ltd.	607,700	4,671,717
SHO-BOND Holdings Co. Ltd.	238,700	10,136,981
Shoei Co. Ltd.	309,926	7,103,786
SK Kaken Co. Ltd.	82,000	7,901,514
Software Service, Inc.	65,900	3,075,839
Techno Medica Co. Ltd.	79,491	1,459,435
The Monogatari Corp.	109,300	3,964,073
TKC Corp.	247,400	7,471,739
Tocalo Co. Ltd.	117,000	2,657,913
USS Co. Ltd.	966,500	16,957,192
Welcia Holdings Co. Ltd.	57,000	3,134,975
Workman Co. Ltd.	229,500	6,880,325
Yamada Consulting Group Co. Ltd.	135,700	6,045,266
Yamato Kogyo Co. Ltd.	104,100	3,116,270

TOTAL JAPAN		278,296,012

Korea (South) - 1.8%
BGFretail Co. Ltd.	190,044	15,132,429
Leeno Industrial, Inc.	78,630	2,679,866

TOTAL KOREA (SOUTH)		17,812,295

Mexico - 0.4%
Consorcio ARA S.A.B. de CV	11,546,078	3,698,554
Netherlands - 2.3%
Aalberts Industries NV	319,501	11,192,048
Takeaway.com Holding BV (c)	74,887	2,449,063
VastNed Retail NV	227,355	8,385,107

TOTAL NETHERLANDS		22,026,218

Norway - 0.6%
Kongsberg Gruppen ASA	324,700	5,353,896
Philippines - 0.5%
Jollibee Food Corp.	1,259,030	5,210,531
South Africa - 0.8%
Clicks Group Ltd.	884,913	8,011,828
Spain - 2.3%
Hispania Activos Inmobiliarios SA	366,631	4,511,871
Merlin Properties Socimi SA	595,300	6,654,396
Prosegur Compania de Seguridad SA (Reg.)	1,772,590	11,136,634

TOTAL SPAIN		22,302,901

Sweden - 4.7%
Addlife AB (a)	173,200	2,881,023
AddTech AB (B Shares)	376,343	6,496,758
Fagerhult AB	590,203	18,993,972
Intrum Justitia AB	48,939	1,648,253
Loomis AB (B Shares)	224,700	6,568,553
Saab AB (B Shares)	221,100	9,028,926

TOTAL SWEDEN		45,617,485

Switzerland - 0.5%
Tecan Group AG	34,000	5,318,781
Taiwan - 0.4%
Addcn Technology Co. Ltd.	588,435	3,659,973
United Kingdom - 18.5%
AA PLC	1,241,400	3,808,940
Alliance Pharma PLC	4,548,400	2,860,944
Avon Rubber PLC	50,000	646,612
Bellway PLC	93,072	2,908,381
Berendsen PLC	1,028,163	10,767,797
Dechra Pharmaceuticals PLC	609,609	11,165,891
Domino's Pizza UK & IRL PLC	1,197,100	5,456,063
DP Poland PLC (a)(d)	8,208,000	5,975,978
Elementis PLC	3,501,710	11,801,400
Great Portland Estates PLC	1,015,989	7,917,917
Hilton Food Group PLC	262,072	2,200,658
Howden Joinery Group PLC	1,695,300	8,048,762
Informa PLC	1,569,956	12,877,030
InterContinental Hotel Group PLC ADR	109,975	5,106,139
ITE Group PLC	3,080,234	6,044,898
Just Eat Holding Ltd. (a)	596,170	4,046,152
Rightmove PLC	182,147	9,211,465
Shaftesbury PLC	1,059,573	11,683,244
Spectris PLC	560,078	17,029,653
Spirax-Sarco Engineering PLC	339,491	18,385,780
Ted Baker PLC	124,300	4,444,018
Topps Tiles PLC	3,389,815	3,560,763
Ultra Electronics Holdings PLC	342,558	7,959,424
Unite Group PLC	774,123	5,711,611

TOTAL UNITED KINGDOM		179,619,520

United States of America - 5.0%
Autoliv, Inc. (b)	40,197	4,649,185
China Biologic Products, Inc. (a)	94,280	10,742,263
Domino's Pizza, Inc.	46,200	8,063,748
Energizer Holdings, Inc.	57,009	2,877,244
Martin Marietta Materials, Inc.	24,820	5,698,672
Mohawk Industries, Inc. (a)	20,300	4,381,552
PriceSmart, Inc.	84,074	7,121,068
ResMed, Inc.	72,095	4,869,296

TOTAL UNITED STATES OF AMERICA		48,403,028

TOTAL COMMON STOCKS
(Cost $834,481,999)		918,350,133

Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Sartorius AG (non-vtg.)
(Cost $8,662,189)	230,080	16,144,138

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.62% (e)	26,556,694	26,562,005
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	16,359,002	16,362,274
TOTAL MONEY MARKET FUNDS
(Cost $42,924,279)		42,924,279
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $886,068,467)		977,418,550
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,049,212)
NET ASSETS - 100%		$970,369,338

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,449,063 or 0.3% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,741
Fidelity Securities Lending Cash Central Fund	57,366
Total	$77,107

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$5,450,276	$--	$--	$--	$5,975,978
Total	$5,450,276	$--	$--	$--	$5,975,978

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $893,147,790. Net unrealized appreciation aggregated $84,270,760, of which $157,925,048 related to appreciated investment securities and $73,654,288 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Value Fund

January 31, 2017

VSF-S-QTLY-0317
1.907974.107

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 6.1%
Ansell Ltd.	2,576,407	$46,464,861
Australia & New Zealand Banking Group Ltd.	10,494,494	233,119,820
Insurance Australia Group Ltd.	21,559,956	94,345,678
Macquarie Group Ltd.	1,529,068	98,105,982
Magellan Financial Group Ltd.	3,034,346	54,079,328
Westpac Banking Corp.	12,501,342	300,950,842

TOTAL AUSTRALIA		827,066,511

Bailiwick of Jersey - 0.7%
Wolseley PLC	1,533,479	94,968,795
Belgium - 1.4%
KBC Groep NV	2,981,339	193,165,695
Canada - 1.0%
Imperial Oil Ltd.	2,210,300	72,666,001
Potash Corp. of Saskatchewan, Inc.	3,251,100	60,487,325

TOTAL CANADA		133,153,326

Finland - 1.1%
Sampo Oyj (A Shares)	3,251,913	150,591,269
France - 15.0%
Atos Origin SA	1,522,715	161,894,991
AXA SA	8,876,673	218,164,318
Bouygues SA	1,669,483	60,653,273
Capgemini SA	1,053,705	85,731,457
Compagnie de St. Gobain	2,264,400	111,262,887
Havas SA	9,169,131	82,411,389
Natixis SA	12,371,500	73,252,363
Sanofi SA	3,103,904	249,480,945
Societe Generale Series A	4,357,100	213,007,948
SR Teleperformance SA	841,800	90,063,547
Total SA	8,175,382	413,635,018
VINCI SA	2,475,600	173,439,423
Vivendi SA	4,989,781	91,492,962

TOTAL FRANCE		2,024,490,521

Germany - 7.3%
Axel Springer Verlag AG	1,299,800	68,360,694
BASF AG	3,121,989	300,351,078
Brenntag AG	490,086	28,431,031
Deutsche Telekom AG	11,738,100	205,499,054
Fresenius SE & Co. KGaA	1,422,700	112,006,234
GEA Group AG	1,092,090	45,081,563
HeidelbergCement Finance AG	1,034,200	99,517,581
Linde AG	130,352	21,170,569
SAP AG	1,114,660	101,935,902

TOTAL GERMANY		982,353,706

Hong Kong - 0.8%
AIA Group Ltd.	6,574,400	40,704,431
Power Assets Holdings Ltd.	7,888,550	75,587,008

TOTAL HONG KONG		116,291,439

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	49,558,500	43,517,949
Ireland - 1.7%
Allergan PLC	283,800	62,120,982
CRH PLC	2,800,481	97,136,657
Medtronic PLC	901,800	68,554,836

TOTAL IRELAND		227,812,475

Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,070,292	69,209,862
Italy - 1.1%
Intesa Sanpaolo SpA	41,563,600	97,627,114
Telecom Italia SpA (a)	66,520,600	57,202,167

TOTAL ITALY		154,829,281

Japan - 23.2%
AEON Financial Service Co. Ltd.	2,996,900	53,668,690
Astellas Pharma, Inc.	5,070,600	68,056,443
Daito Trust Construction Co. Ltd.	321,300	44,932,486
Dentsu, Inc.	1,149,200	53,129,253
East Japan Railway Co.	740,200	67,064,441
Fuji Heavy Industries Ltd.	2,630,700	105,777,858
Hoya Corp.	2,660,800	115,990,236
Itochu Corp.	10,060,900	138,648,130
Japan Tobacco, Inc.	1,812,400	58,428,270
Kao Corp.	1,312,300	64,888,592
KDDI Corp.	6,254,200	168,040,235
Komatsu Ltd.	4,199,400	99,436,000
Makita Corp.	1,425,100	99,079,222
Mitsubishi UFJ Financial Group, Inc.	53,978,900	345,655,055
Nintendo Co. Ltd.	187,400	38,357,378
Nippon Telegraph & Telephone Corp.	3,002,300	132,618,543
Nomura Holdings, Inc.	17,835,600	110,560,420
OBIC Co. Ltd.	1,740,600	83,553,733
Olympus Corp.	2,850,100	98,318,479
ORIX Corp.	9,878,900	149,351,539
Recruit Holdings Co. Ltd.	1,419,600	62,172,722
Seven & i Holdings Co. Ltd.	2,468,630	98,583,409
Shin-Etsu Chemical Co. Ltd.	1,347,300	116,306,201
Shinsei Bank Ltd.	36,902,000	63,731,202
Sony Corp.	3,759,500	113,829,198
Sony Financial Holdings, Inc.	5,181,800	87,334,739
Tokio Marine Holdings, Inc.	2,923,600	122,500,678
Toyota Motor Corp.	6,505,000	378,284,359

TOTAL JAPAN		3,138,297,511

Netherlands - 3.2%
ING Groep NV (Certificaten Van Aandelen)	14,476,434	207,967,781
PostNL NV (a)	6,894,649	30,173,004
RELX NV	7,279,624	122,958,182
Wolters Kluwer NV	2,015,376	76,918,281

TOTAL NETHERLANDS		438,017,248

Norway - 1.0%
Statoil ASA	7,395,725	137,909,527
Spain - 3.3%
Banco Santander SA (Spain)	27,234,100	151,376,538
CaixaBank SA	34,951,308	127,564,917
Iberdrola SA	25,171,887	158,989,202
Iberdrola SA	559,375	3,522,834

TOTAL SPAIN		441,453,491

Sweden - 3.3%
Investor AB (B Shares)	2,249,604	89,731,092
Nordea Bank AB	18,692,333	225,878,245
Swedbank AB (A Shares)	4,963,200	125,454,553

TOTAL SWEDEN		441,063,890

Switzerland - 7.5%
ABB Ltd. (Reg.)	6,044,270	144,040,045
Credit Suisse Group AG	4,668,087	71,258,945
Lafargeholcim Ltd. (Reg.)	1,658,880	88,681,473
Nestle SA	1,266,792	92,810,934
Novartis AG	2,089,939	154,295,059
Syngenta AG (Switzerland)	99,851	42,438,025
UBS Group AG	13,769,571	221,827,789
Zurich Insurance Group AG	682,702	196,600,193

TOTAL SWITZERLAND		1,011,952,463

United Kingdom - 17.7%
AstraZeneca PLC (United Kingdom)	3,253,507	172,660,501
Aviva PLC	28,195,987	169,764,752
BAE Systems PLC	19,462,550	142,946,544
BHP Billiton PLC	4,861,355	88,660,508
BP PLC	46,114,892	275,422,985
British American Tobacco PLC (United Kingdom)	1,252,600	77,320,412
Bunzl PLC	4,292,878	112,815,202
Compass Group PLC	6,903,617	122,864,046
HSBC Holdings PLC sponsored ADR (b)	6,084,449	259,197,527
Imperial Tobacco Group PLC	2,658,574	122,859,697
Informa PLC	14,748,354	120,968,359
ITV PLC	21,733,785	55,557,118
Lloyds Banking Group PLC	251,427,600	206,221,464
Micro Focus International PLC	3,498,500	94,403,874
Rio Tinto PLC	4,618,584	204,617,115
Royal Dutch Shell PLC Class B (United Kingdom)	4,530,392	127,958,366
Vodafone Group PLC sponsored ADR	1,649,366	41,069,213

TOTAL UNITED KINGDOM		2,395,307,683

United States of America - 2.8%
ConocoPhillips Co.	2,499,500	121,875,620
Constellation Brands, Inc. Class A (sub. vtg.)	349,100	52,281,216
Edgewell Personal Care Co. (a)	527,600	41,595,984
Molson Coors Brewing Co. Class B	707,100	68,249,292
S&P Global, Inc.	753,500	90,555,630

TOTAL UNITED STATES OF AMERICA		374,557,742

TOTAL COMMON STOCKS
(Cost $12,342,789,865)		13,396,010,384

Nonconvertible Preferred Stocks - 0.5%
Spain - 0.5%
Grifols SA Class B
(Cost $59,427,015)	3,790,000	64,710,820

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.62% (c)	92,002,799	92,021,199
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	2,342,195	2,342,663
TOTAL MONEY MARKET FUNDS
(Cost $94,363,703)		94,363,862
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $12,496,580,583)		13,555,085,066
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,666,244)
NET ASSETS - 100%		$13,530,418,822

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,393
Fidelity Securities Lending Cash Central Fund	629,911
Total	$815,304

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,192,675,236	$486,204,671	$706,470,565	$--
Consumer Staples	677,017,806	506,886,460	170,131,346	--
Energy	1,149,467,517	194,541,621	954,925,896	--
Financials	4,886,834,486	2,557,759,954	2,329,074,532	--
Health Care	1,281,869,258	572,665,490	709,203,768	--
Industrials	1,700,152,292	984,539,839	715,612,453	--
Information Technology	565,877,335	425,584,055	140,293,280	--
Materials	1,119,366,532	686,514,227	432,852,305	--
Real Estate	44,932,486	44,932,486	--	--
Telecommunication Services	604,429,212	41,069,213	563,359,999	--
Utilities	238,099,044	3,522,834	234,576,210	--
Money Market Funds	94,363,862	94,363,862	--	--
Total Investments in Securities:	$13,555,085,066	$6,598,584,712	$6,956,500,354	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$632,871,526
Level 2 to Level 1	$165,381,138

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $12,573,882,249. Net unrealized appreciation aggregated $981,202,817, of which $1,484,703,336 related to appreciated investment securities and $503,500,519 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

January 31, 2017

SEA-QTLY-0317
1.813038.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 0.3%
Beacon Lighting Group Ltd.	438,521	$532,119
Woodside Petroleum Ltd.	102,898	2,462,874

TOTAL AUSTRALIA		2,994,993

Bermuda - 3.8%
Brilliance China Automotive Holdings Ltd.	2,752,000	3,876,855
Cheung Kong Infrastructure Holdings Ltd.	1,077,000	8,660,918
Hongkong Land Holdings Ltd.	1,058,500	7,144,875
Man Wah Holdings Ltd.	6,192,800	3,960,779
PAX Global Technology Ltd.	1,980,000	1,379,827
Tai Cheung Holdings Ltd.	2,373,000	2,161,171
Vtech Holdings Ltd.	447,800	5,558,478

TOTAL BERMUDA		32,742,903

Cayman Islands - 16.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	351,600	35,620,596
China State Construction International Holdings Ltd.	3,758,000	6,106,577
Cogobuy Group (a)	1,181,000	1,603,704
Ctrip.com International Ltd. ADR (a)	184,900	7,989,529
Haitian International Holdings Ltd.	1,394,000	2,835,725
International Housewares Retail Co. Ltd.	10,886,000	2,394,659
JD.com, Inc. sponsored ADR (a)	302,200	8,582,480
Lee's Pharmaceutical Holdings Ltd.	1,003,366	878,201
Longfor Properties Co. Ltd.	4,225,000	6,082,646
NetEase, Inc. ADR	32,100	8,150,190
Silergy Corp.	246,000	3,746,333
SITC International Holdings Co. Ltd.	5,435,000	3,375,646
TCC International Holdings Ltd.	2,680,000	646,817
Tencent Holdings Ltd.	1,882,400	49,216,070
Value Partners Group Ltd.	3,607,000	3,096,612
Xingda International Holdings Ltd.	6,786,000	3,290,766
Xinyi Glass Holdings Ltd.	1,748,000	1,572,261

TOTAL CAYMAN ISLANDS		145,188,812

China - 13.4%
BBMG Corp. (H Shares)	15,578,000	5,978,213
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	6,062,000	1,803,484
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	1,574,000	990,926
China Construction Bank Corp. (H Shares)	26,559,000	19,690,550
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,466,800	8,762,097
China Telecom Corp. Ltd. (H Shares)	17,468,000	8,247,315
Gree Electric Appliances, Inc. of Zhuhai Class A	1,805,900	6,765,253
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,510,600	5,735,831
Huaneng Renewables Corp. Ltd. (H Shares)	8,644,000	2,682,562
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,740,800	4,657,041
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,557,251	10,823,468
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	660,536	6,740,075
Kweichow Moutai Co. Ltd. (A Shares)	213,775	10,699,234
PICC Property & Casualty Co. Ltd. (H Shares)	3,075,120	4,648,503
Shenzhen Expressway Co. (H Shares)	3,940,000	3,589,981
Weifu High-Technology Co. Ltd. (B Shares)	1,333,439	3,148,462
Yunnan Baiyao Group Co. Ltd.	514,100	5,633,573
Zhengzhou Yutong Bus Co. Ltd.	1,912,399	5,630,220

TOTAL CHINA		116,226,788

Hong Kong - 9.3%
AIA Group Ltd.	3,894,800	24,114,081
China Resources Beer Holdings Co. Ltd. (a)	2,412,666	4,900,399
CNOOC Ltd. sponsored ADR	65,800	8,279,614
CSPC Pharmaceutical Group Ltd.	7,584,000	8,535,483
Dah Sing Financial Holdings Ltd.	557,600	4,305,592
Hysan Development Co. Ltd.	1,065,000	4,853,680
Magnificent Hotel Investment Ltd.	6,930,000	158,715
Power Assets Holdings Ltd.	1,213,000	11,622,800
Sino Land Ltd.	2,958,000	4,887,644
Techtronic Industries Co. Ltd.	2,615,500	9,045,994

TOTAL HONG KONG		80,704,002

India - 16.0%
Adani Ports & Special Economic Zone	729,813	3,171,009
Amara Raja Batteries Ltd.	322,466	4,288,800
Asian Paints Ltd.	572,252	8,227,579
Axis Bank Ltd.	1,146,726	7,914,898
Bajaj Corp. Ltd.	511,162	2,824,773
Bharat Petroleum Corp. Ltd.	447,639	4,519,486
Bharti Infratel Ltd.	984,765	4,285,329
CCL Products (India) Ltd. (a)	306,095	1,359,667
Coal India Ltd.	317,484	1,453,989
Gujarat Gas Ltd.	263,733	2,229,709
Havells India Ltd.	891,782	5,548,293
HCL Technologies Ltd.	321,191	3,858,907
HDFC Bank Ltd.	406,570	8,750,951
Housing Development Finance Corp. Ltd.	641,207	12,971,822
Indian Oil Corp. Ltd.	1,164,272	6,318,437
Indraprastha Gas Ltd.	402,064	5,594,892
Page Industries Ltd.	17,150	3,681,833
Petronet LNG Ltd.	1,379,595	7,641,258
Power Grid Corp. of India Ltd.	1,356,066	4,161,696
Redington India Ltd.	533,540	808,825
Reliance Industries Ltd.	808,411	12,515,014
Sterlite Optical Technologies Ltd. (a)	416,688	770,239
Sun Pharmaceutical Industries Ltd.	955,617	8,938,342
Tata Motors Ltd. (a)	881,699	6,837,199
Torrent Pharmaceuticals Ltd.	164,827	3,173,619
UPL Ltd. (a)	296,415	3,181,912
Vakrangee Ltd. (a)	566,046	2,562,151
VST Industries Ltd. (a)	31,444	1,119,204

TOTAL INDIA		138,709,833

Indonesia - 3.5%
PT Bank Central Asia Tbk	9,294,500	10,650,129
PT Bank Rakyat Indonesia Tbk	9,459,300	8,306,332
PT Gudang Garam Tbk	1,535,200	7,099,689
PT Indofood Sukses Makmur Tbk	7,887,900	4,681,641

TOTAL INDONESIA		30,737,791

Israel - 0.5%
Sarine Technologies Ltd.	3,165,100	4,154,706
Japan - 1.0%
KDDI Corp.	139,900	3,758,887
Olympus Corp.	137,200	4,732,920

TOTAL JAPAN		8,491,807

Korea (South) - 13.1%
AMOREPACIFIC Group, Inc.	46,150	5,429,954
BGFretail Co. Ltd.	76,220	6,069,088
Hyundai Fire & Marine Insurance Co. Ltd.	138,187	3,611,760
Hyundai Motor Co.	71,457	8,655,739
KB Financial Group, Inc.	71,139	2,904,822
KEPCO Plant Service & Engineering Co. Ltd.	82,890	3,937,083
Korea Petro Chemical Industries Co. Ltd.	9,528	2,233,833
Korea Zinc Co. Ltd.	11,200	4,765,399
LG Household & Health Care Ltd.	8,807	6,722,054
Loen Entertainment, Inc. (a)	67,767	4,566,307
LS Industrial Systems Ltd.	70,383	2,576,028
Medy-Tox, Inc.	11,371	4,087,748
Osstem Implant Co. Ltd. (a)	99,210	4,953,457
Samsung Electronics Co. Ltd.	31,257	53,550,003

TOTAL KOREA (SOUTH)		114,063,275

Malaysia - 0.2%
Bursa Malaysia Bhd	408,400	819,658
YTL Power International Bhd	1,971,100	636,341

TOTAL MALAYSIA		1,455,999

Multi-National - 1.2%
HKT Trust/HKT Ltd. unit	7,360,300	10,281,721
Philippines - 1.1%
Ayala Land, Inc.	5,931,600	4,244,575
Robinsons Land Corp.	5,896,700	2,979,240
Security Bank Corp.	467,698	2,007,130

TOTAL PHILIPPINES		9,230,945

Singapore - 0.8%
Sheng Siong Group Ltd.	1,442,600	951,941
UOL Group Ltd.	1,075,700	4,861,964
Wing Tai Holdings Ltd.	1,041,800	1,282,522

TOTAL SINGAPORE		7,096,427

Taiwan - 14.2%
Advanced Semiconductor Engineering, Inc.	4,835,000	5,354,701
CTCI Corp.	2,238,000	3,501,528
E.SUN Financial Holdings Co. Ltd.	11,935,343	7,060,069
ECLAT Textile Co. Ltd.	356,000	3,709,463
Fubon Financial Holding Co. Ltd.	4,389,000	7,120,226
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,438,460	14,594,159
Largan Precision Co. Ltd.	64,000	9,130,985
Micro-Star International Co. Ltd.	2,020,000	4,896,106
Nien Made Enterprise Co. Ltd.	676,000	6,339,430
PChome Online, Inc.	312,963	2,593,768
Pou Chen Corp.	930,000	1,179,253
Taiwan Semiconductor Manufacturing Co. Ltd.	8,364,192	50,089,541
Vanguard International Semiconductor Corp.	1,699,000	3,066,758
Voltronic Power Technology Corp.	304,000	4,137,414

TOTAL TAIWAN		122,773,401

Thailand - 2.6%
Bangkok Bank PCL (For. Reg.)	878,900	4,543,768
Delta Electronics PCL (For. Reg.)	454,500	1,110,115
Kasikornbank PCL (For. Reg.)	1,669,200	8,914,762
PTT Global Chemical PCL (For. Reg.)	1,577,200	3,043,660
Thai Beverage PCL	7,650,300	4,695,434

TOTAL THAILAND		22,307,739

United States of America - 1.2%
China Biologic Products, Inc. (a)	50,700	5,776,758
Cognizant Technology Solutions Corp. Class A (a)	92,500	4,864,575

TOTAL UNITED STATES OF AMERICA		10,641,333

TOTAL COMMON STOCKS
(Cost $787,497,239)		857,802,475

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 0.62% (b)
(Cost $3,917,313)	3,916,212	3,916,996
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $791,414,552)		861,719,471
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,260,512
NET ASSETS - 100%		$866,979,983

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,381
Fidelity Securities Lending Cash Central Fund	3,454
Total	$22,835

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$87,890,800	$61,987,067	$25,903,733	$--
Consumer Staples	67,950,194	63,049,795	4,900,399	--
Energy	43,190,672	43,190,672	--	--
Financials	150,193,762	73,920,554	76,273,208	--
Health Care	57,533,569	48,119,885	9,413,684	--
Industrials	53,843,936	36,945,081	16,898,855	--
Information Technology	266,658,158	155,059,541	111,598,617	--
Materials	28,077,413	21,452,383	6,625,030	--
Real Estate	38,498,317	20,513,176	17,985,141	--
Telecommunication Services	26,573,252	4,285,329	22,287,923	--
Utilities	37,392,402	12,622,638	24,769,764	--
Money Market Funds	3,916,996	3,916,996	--	--
Total Investments in Securities:	$861,719,471	$545,063,117	$316,656,354	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$186,786,237
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $791,590,722. Net unrealized appreciation aggregated $70,128,749, of which $115,998,345 related to appreciated investment securities and $45,869,596 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Japan Fund

January 31, 2017

JPN-QTLY-0317
1.813056.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 3.9%
Bridgestone Corp.	143,900	$5,280,114
DaikyoNishikawa Corp.	125,600	1,640,776
Hi-Lex Corp.	17,200	450,451
NGK Spark Plug Co. Ltd.	214,300	4,828,440
Sumitomo Electric Industries Ltd.	249,000	3,633,226
		15,833,007
Automobiles - 5.6%
Fuji Heavy Industries Ltd.	104,500	4,201,842
Honda Motor Co. Ltd.	339,100	10,091,241
Suzuki Motor Corp.	223,300	8,640,490
		22,933,573
Hotels, Restaurants & Leisure - 0.8%
Skylark Co. Ltd.	230,600	3,122,730
Household Durables - 6.8%
Casio Computer Co. Ltd.	189,200	2,620,749
Panasonic Corp.	286,700	2,983,096
Rinnai Corp.	41,200	3,502,967
Sekisui House Ltd.	95,600	1,548,176
Sony Corp.	457,600	13,855,098
Techtronic Industries Co. Ltd.	938,500	3,245,905
		27,755,991
Internet & Direct Marketing Retail - 1.3%
Rakuten, Inc.	317,600	3,171,499
Start Today Co. Ltd.	123,900	2,329,640
		5,501,139
Media - 1.3%
Dentsu, Inc.	65,600	3,032,787
NEXT Co. Ltd. (a)	359,000	2,425,976
		5,458,763
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	50,700	1,838,779
Specialty Retail - 1.2%
Nitori Holdings Co. Ltd.	15,600	1,743,619
USS Co. Ltd.	179,400	3,147,564
		4,891,183

TOTAL CONSUMER DISCRETIONARY		87,335,165

CONSUMER STAPLES - 9.0%
Food & Staples Retailing - 5.4%
Ain Holdings, Inc.	39,300	2,881,977
San-A Co. Ltd.	49,600	2,297,476
Seven & i Holdings Co. Ltd.	182,500	7,288,039
Sundrug Co. Ltd.	50,800	3,500,345
Tsuruha Holdings, Inc.	22,800	2,140,466
Welcia Holdings Co. Ltd.	74,700	4,108,467
		22,216,770
Food Products - 0.1%
Japan Meat Co. Ltd.	31,900	511,372
Personal Products - 1.5%
Kao Corp.	77,400	3,827,156
Kose Corp.	27,100	2,304,136
		6,131,292
Tobacco - 2.0%
Japan Tobacco, Inc.	249,700	8,049,845

TOTAL CONSUMER STAPLES		36,909,279

FINANCIALS - 13.0%
Banks - 5.1%
Mitsubishi UFJ Financial Group, Inc.	2,551,400	16,337,945
Shinsei Bank Ltd.	2,594,000	4,479,940
		20,817,885
Capital Markets - 0.5%
Monex Group, Inc.	833,700	2,207,743
Consumer Finance - 0.6%
AEON Financial Service Co. Ltd.	138,700	2,483,849
Diversified Financial Services - 3.7%
Kyushu Railway Co.	50,600	1,371,322
ORIX Corp.	912,300	13,792,366
		15,163,688
Insurance - 3.1%
Sony Financial Holdings, Inc.	201,600	3,397,793
Tokio Marine Holdings, Inc.	217,800	9,125,957
		12,523,750

TOTAL FINANCIALS		53,196,915

HEALTH CARE - 11.0%
Biotechnology - 0.6%
PeptiDream, Inc. (a)(b)	44,300	2,197,148
Health Care Equipment & Supplies - 6.4%
Hoya Corp.	310,500	13,535,391
Nakanishi, Inc.	21,000	811,841
Olympus Corp.	259,300	8,944,943
Paramount Bed Holdings Co. Ltd.	73,200	2,943,300
		26,235,475
Health Care Providers & Services - 1.1%
Ship Healthcare Holdings, Inc.	140,300	3,721,535
Solasto Corp.	64,000	747,640
		4,469,175
Pharmaceuticals - 2.9%
Astellas Pharma, Inc.	739,900	9,930,770
Shionogi & Co. Ltd.	42,500	2,042,002
		11,972,772

TOTAL HEALTH CARE		44,874,570

INDUSTRIALS - 16.0%
Building Products - 1.6%
Daikin Industries Ltd.	64,500	6,412,297
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	265,900	4,005,809
Electrical Equipment - 3.7%
Mitsubishi Electric Corp.	447,000	6,815,256
Nidec Corp.	88,900	8,353,813
		15,169,069
Machinery - 2.8%
Komatsu Ltd.	78,800	1,865,875
Kubota Corp.	219,600	3,500,841
SMC Corp.	22,400	6,132,176
		11,498,892
Professional Services - 1.8%
Benefit One, Inc.	89,500	2,278,124
Outsourcing, Inc. (a)	65,400	2,198,149
Recruit Holdings Co. Ltd.	71,700	3,140,169
		7,616,442
Road & Rail - 2.8%
East Japan Railway Co.	127,300	11,533,779
Trading Companies & Distributors - 2.3%
Misumi Group, Inc.	321,800	6,013,621
Mitsui & Co. Ltd.	238,100	3,493,160
		9,506,781

TOTAL INDUSTRIALS		65,743,069

INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment & Components - 7.3%
Alps Electric Co. Ltd.	20,600	550,075
Azbil Corp.	162,900	4,912,537
Iriso Electronics Co. Ltd.	18,100	1,013,126
Murata Manufacturing Co. Ltd.	18,700	2,526,512
OMRON Corp.	60,600	2,487,654
Shimadzu Corp.	613,000	10,364,157
TDK Corp.	55,400	3,989,036
Topcon Corp.	259,500	3,989,833
		29,832,930
Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. sponsored ADR (b)	23,400	2,370,654
DeNA Co. Ltd.	143,800	3,220,886
Kakaku.com, Inc.	411,900	7,456,590
SMS Co., Ltd.	83,700	2,005,953
		15,054,083
IT Services - 0.3%
Otsuka Corp.	25,900	1,332,734
Semiconductors & Semiconductor Equipment - 1.4%
Sumco Corp.	367,100	5,757,985
Software - 0.9%
Nintendo Co. Ltd.	17,600	3,602,400

TOTAL INFORMATION TECHNOLOGY		55,580,132

MATERIALS - 6.0%
Chemicals - 6.0%
Daicel Chemical Industries Ltd.	208,300	2,309,730
Hitachi Chemical Co. Ltd.	134,900	3,835,170
Kansai Paint Co. Ltd.	172,100	3,344,145
Shin-Etsu Chemical Co. Ltd.	87,600	7,562,104
Sumitomo Chemical Co. Ltd.	563,000	3,006,722
Toray Industries, Inc.	524,000	4,536,909
		24,594,780
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Invincible Investment Corp.	2,530	1,196,546
TELECOMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	95,900	4,236,125
Wireless Telecommunication Services - 8.4%
KDDI Corp.	580,800	15,605,156
SoftBank Corp.	240,400	18,520,364
		34,125,520

TOTAL TELECOMMUNICATION SERVICES		38,361,645

TOTAL COMMON STOCKS
(Cost $361,842,729)		407,792,101

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.62% (c)	294,859	294,918
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	6,752,140	6,753,490
TOTAL MONEY MARKET FUNDS
(Cost $7,048,267)		7,048,408
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $368,890,996)		414,840,509
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(5,433,744)
NET ASSETS - 100%		$409,406,765

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,711
Fidelity Securities Lending Cash Central Fund	31,440
Total	$35,151

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$87,335,165	$57,159,825	$30,175,340	$--
Consumer Staples	36,909,279	36,909,279	--	--
Financials	53,196,915	36,858,970	16,337,945	--
Health Care	44,874,570	34,943,800	9,930,770	--
Industrials	65,743,069	63,877,194	1,865,875	--
Information Technology	55,580,132	51,977,732	3,602,400	--
Materials	24,594,780	24,594,780	--	--
Real Estate	1,196,546	1,196,546	--	--
Telecommunication Services	38,361,645	--	38,361,645	--
Money Market Funds	7,048,408	7,048,408	--	--
Total Investments in Securities:	$414,840,509	$314,566,534	$100,273,975	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $373,276,184. Net unrealized appreciation aggregated $41,564,325, of which $57,582,586 related to appreciated investment securities and $16,018,261 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® China Region Fund

January 31, 2017

HKC-QTLY-0317
1.813032.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Automobiles - 2.7%
Chongqing Changan Automobile Co. Ltd. (B Shares) (a)	5,582,978	$7,915,137
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,324,000	3,169,503
SAIC Motor Corp. Ltd.	4,035,015	14,869,687
		25,954,327
Diversified Consumer Services - 1.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	263,000	12,505,650
Hotels, Restaurants & Leisure - 1.2%
Huangshan Tourism Development Co. Ltd. (a)	3,833,914	5,260,130
Melco Crown Entertainment Ltd. sponsored ADR (c)	354,300	5,966,412
		11,226,542
Household Durables - 3.0%
Hangzhou Robam Appliances Co. Ltd. Class A	762,963	4,323,899
Midea Group Co. Ltd. Class A	2,288,400	9,942,842
Nien Made Enterprise Co. Ltd.	432,000	4,051,234
Sundart Holdings Ltd.	20,000,000	11,274,058
		29,592,033
Internet & Direct Marketing Retail - 3.4%
Ctrip.com International Ltd. ADR (b)	99,400	4,295,074
JD.com, Inc. sponsored ADR (b)	1,016,200	28,860,080
		33,155,154
Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.	5,333,800	4,534,829
Textiles, Apparel & Luxury Goods - 0.7%
JNBY Design Ltd.	6,510,000	5,814,523
Lao Feng Xiang Co. Ltd. (B Shares) (a)	237,434	834,818
		6,649,341

TOTAL CONSUMER DISCRETIONARY		123,617,876

CONSUMER STAPLES - 7.9%
Beverages - 5.9%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,429,969	14,591,330
Kweichow Moutai Co. Ltd. (A Shares)	468,532	23,449,578
Wuliangye Yibin Co. Ltd. Class A	3,595,656	19,332,467
		57,373,375
Food & Staples Retailing - 1.3%
COFCO Meat Holdings Ltd.	38,518,000	7,863,552
Zhou Hei Ya International Holdings Co. Ltd.	5,918,500	5,218,248
		13,081,800
Food Products - 0.7%
China Modern Dairy Holdings Ltd. (b)(c)	26,241,000	6,470,892

TOTAL CONSUMER STAPLES		76,926,067

ENERGY - 6.7%
Energy Equipment & Services - 2.8%
China Oilfield Services Ltd. (H Shares)	25,148,000	26,826,084
Oil, Gas & Consumable Fuels - 3.9%
CNOOC Ltd.	16,635,000	20,773,030
PetroChina Co. Ltd. (H Shares)	22,126,000	17,577,583
		38,350,613

TOTAL ENERGY		65,176,697

FINANCIALS - 9.9%
Banks - 5.3%
China Construction Bank Corp. (H Shares)	40,879,000	30,307,240
Industrial & Commercial Bank of China Ltd. (H Shares)	33,821,000	20,677,657
		50,984,897
Capital Markets - 0.2%
CITIC Securities Co. Ltd. (H Shares)	1,156,000	2,352,383
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	237,800	1,964,228
Insurance - 4.2%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,143,600	18,270,116
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,377,000	22,453,041
		40,723,157

TOTAL FINANCIALS		96,024,665

HEALTH CARE - 4.6%
Health Care Providers & Services - 1.0%
China Resources Phoenix Health	7,070,000	9,511,792
Life Sciences Tools & Services - 0.9%
JHL Biotech, Inc. (b)	3,976,696	9,043,364
Pharmaceuticals - 2.7%
CSPC Pharmaceutical Group Ltd.	10,938,000	12,310,274
Livzon Pharmaceutical Group, Inc.	1,260,800	7,220,219
Yunnan Baiyao Group Co. Ltd.	559,400	6,129,977
		25,660,470

TOTAL HEALTH CARE		44,215,626

INDUSTRIALS - 9.2%
Commercial Services & Supplies - 0.3%
Focused Photonics Hangzhou, Inc.	561,697	2,471,527
Construction & Engineering - 4.8%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	13,197,442
China Communications Construction Co. Ltd. (H Shares)	13,323,000	16,035,414
China Energy Engineering Corp. Ltd.	27,132,000	4,873,609
China State Construction International Holdings Ltd.	7,898,000	12,833,887
		46,940,352
Electrical Equipment - 1.5%
Harbin Electric Machinery Co. Ltd.(H Shares)	21,974,000	10,996,898
Jiangnan Group Ltd.	25,552,000	3,612,670
		14,609,568
Machinery - 0.8%
Sany Heavy Industry Co. Ltd. Class A	7,886,277	7,884,386
Road & Rail - 0.7%
Daqin Railway Co. Ltd. (A Shares)	6,192,097	6,424,560
Trading Companies & Distributors - 1.1%
Summit Ascent Holdings Ltd. (b)(c)	35,866,000	10,357,847

TOTAL INDUSTRIALS		88,688,240

INFORMATION TECHNOLOGY - 36.4%
Electronic Equipment & Components - 7.8%
Chroma ATE, Inc.	3,904,000	10,251,121
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,196,700	12,138,044
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,550,400	25,628,588
Largan Precision Co. Ltd.	128,000	18,261,971
Lens Technology Co. Ltd. Class A	839,047	3,131,041
Tongda Group Holdings Ltd.	20,390,000	5,697,675
		75,108,440
Internet Software & Services - 17.0%
58.com, Inc. ADR (b)	38,700	1,129,266
Alibaba Group Holding Ltd. sponsored ADR (b)	534,600	54,160,326
NetEase, Inc. ADR	91,400	23,206,460
Tencent Holdings Ltd.	3,262,000	85,286,241
Weibo Corp. sponsored ADR (b)(c)	9,970	480,753
		164,263,046
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Semiconductor Engineering, Inc.	9,595,000	10,626,341
Taiwan Semiconductor Manufacturing Co. Ltd.	11,888,000	71,192,108
Vanguard International Semiconductor Corp.	3,584,000	6,469,252
		88,287,701
Software - 1.0%
China City Railway Transportation Technology Holdings Co. Ltd. (b)	48,540,000	9,700,924
Technology Hardware, Storage & Peripherals - 1.5%
ADLINK Technology, Inc.	3,682,844	8,466,037
Advantech Co. Ltd.	296,000	2,514,868
Axiomtek Co. Ltd.	2,000,000	3,545,951
		14,526,856

TOTAL INFORMATION TECHNOLOGY		351,886,967

MATERIALS - 8.8%
Construction Materials - 3.3%
BBMG Corp. (H Shares)	49,643,000	19,050,996
China Shanshui Cement Group Ltd. (b)(c)	20,656,000	2,659,571
TCC International Holdings Ltd.	28,948,000	6,986,588
West China Cement Ltd. (b)	26,992,000	3,716,954
		32,414,109
Metals & Mining - 5.5%
Angang Steel Co. Ltd.:
(A Shares) (b)	5,819,352	5,116,081
(H Shares) (b)	10,712,000	8,200,992
Baoshan Iron & Steel Co. Ltd.	7,863,359	7,770,061
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	7,277,307
Zhaojin Mining Industry Co. Ltd. (H Shares)	14,065,000	12,646,029
Zijin Mng Group Co. Ltd. (H Shares)	35,106,000	12,011,964
		53,022,434

TOTAL MATERIALS		85,436,543

REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Beijing Capital Land Ltd. (H Shares)	35,170,000	13,903,166
UTILITIES - 1.9%
Independent Power and Renewable Electricity Producers - 1.9%
Canvest Environmental Protection Group Co. Ltd. (c)	16,700,000	8,388,475
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	9,913,440
		18,301,915
TOTAL COMMON STOCKS
(Cost $892,467,394)		964,177,762

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd. Series A-11 (b)(d)
(Cost $6,268,244)	1,983,088	6,268,343

Money Market Funds - 1.4%
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)
(Cost $13,763,039)	13,762,334	13,765,086
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $912,498,677)		984,211,191
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(16,533,355)
NET ASSETS - 100%		$967,677,836

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,268,343 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,371
Fidelity Securities Lending Cash Central Fund	169,423
Total	$197,794

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$129,886,219	$98,824,963	$24,792,913	$6,268,343
Consumer Staples	76,926,067	57,373,375	19,552,692	--
Energy	65,176,697	--	65,176,697	--
Financials	96,024,665	1,964,228	94,060,437	--
Health Care	44,215,626	15,173,341	29,042,285	--
Industrials	88,688,240	16,780,473	71,907,767	--
Information Technology	351,886,967	169,383,678	182,503,289	--
Materials	85,436,543	5,116,081	69,890,830	10,429,632
Real Estate	13,903,166	--	13,903,166	--
Utilities	18,301,915	--	18,301,915	--
Money Market Funds	13,765,086	13,765,086	--	--
Total Investments in Securities:	$984,211,191	$378,381,225	$589,131,991	$16,697,975

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$263,512,490
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Materials
Beginning Balance	$2,660,720
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(50,264)
Cost of Purchases	7,819,176
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$10,429,632
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(50,264)
Other Investments in Securities
Beginning Balance	$13,372,196
Net Realized Gain (Loss) on Investment Securities	(486,394)
Net Unrealized Gain (Loss) on Investment Securities	(717,229)
Cost of Purchases	--
Proceeds of Sales	(5,900,230)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,268,343
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2017	$(1,387,765)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 01/31/17	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$16,697,975	Book value	Book value multiple	1.0	Increase
		Market approach	Transaction price	$3.16 - $6.80 / $5.18	Increase
			Discount for lack of marketability	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $914,450,610. Net unrealized appreciation aggregated $69,760,581, of which $120,995,950 related to appreciated investment securities and $51,235,369 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

January 31, 2017

TIE-QTLY-0317
1.863104.109

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.4%
Amcor Ltd.	38,844	$421,268
Ansell Ltd.	20,886	376,674
Australia & New Zealand Banking Group Ltd.	80,827	1,795,453
Beacon Lighting Group Ltd.	45,008	54,615
CSL Ltd.	37,891	3,230,208
DuluxGroup Ltd.	31,910	146,897
Imdex Ltd. (a)	134,227	69,222
Insurance Australia Group Ltd.	157,831	690,663
Macquarie Group Ltd.	11,190	717,958
Magellan Financial Group Ltd.	23,701	422,409
RCG Corp. Ltd.	128,117	132,629
TFS Corp. Ltd.	89,037	106,015
Transurban Group unit	93,952	726,783
Westpac Banking Corp.	96,570	2,324,776

TOTAL AUSTRALIA		11,215,570

Austria - 0.7%
Andritz AG	28,872	1,557,275
Buwog-Gemeinnuetzige Wohnung	26,449	630,421

TOTAL AUSTRIA		2,187,696

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC	27,500	70,538
Wolseley PLC	11,958	740,562

TOTAL BAILIWICK OF JERSEY		811,100

Belgium - 2.0%
Anheuser-Busch InBev SA NV	39,371	4,111,043
Gimv NV	919	51,240
KBC Ancora (a)	4,781	210,495
KBC Groep NV	32,916	2,132,680

TOTAL BELGIUM		6,505,458

Bermuda - 0.2%
Credicorp Ltd. (United States)	3,800	621,984
Vostok New Ventures Ltd. SDR (a)	15,960	129,547

TOTAL BERMUDA		751,531

Brazil - 1.6%
BB Seguridade Participacoes SA	65,500	580,148
Cielo SA	69,236	582,039
Drogasil SA	19,400	403,256
Equatorial Energia SA	28,600	527,327
Kroton Educacional SA	131,500	563,792
Odontoprev SA	119,600	425,476
Qualicorp SA	69,500	454,570
Smiles SA	32,300	533,020
Ultrapar Participacoes SA	27,600	579,485
Weg SA	99,200	500,864

TOTAL BRAZIL		5,149,977

Canada - 5.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	61,903	2,835,764
Canadian National Railway Co.	31,059	2,158,675
Canadian Pacific Railway Ltd.	6,000	907,481
CCL Industries, Inc. Class B	8,166	1,680,580
Constellation Software, Inc.	3,762	1,699,166
Franco-Nevada Corp.	22,200	1,444,002
Imperial Oil Ltd.	66,126	2,173,964
McCoy Global, Inc. (a)	15,800	23,070
New Look Vision Group, Inc.	3,500	80,073
Pason Systems, Inc.	57,978	848,339
Potash Corp. of Saskatchewan, Inc.	122,026	2,270,317
PrairieSky Royalty Ltd.	39,000	914,121
ShawCor Ltd. Class A	2,000	55,869
Tesco Corp. (a)	5,700	49,020

TOTAL CANADA		17,140,441

Cayman Islands - 3.5%
58.com, Inc. ADR (a)	10,600	309,308
Alibaba Group Holding Ltd. sponsored ADR (a)	33,000	3,343,230
Baidu.com, Inc. sponsored ADR (a)	7,900	1,383,053
Ctrip.com International Ltd. ADR (a)	16,800	725,928
International Housewares Retail Co. Ltd.	268,000	58,954
NetEase, Inc. ADR	3,300	837,870
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	11,600	551,580
Shenzhou International Group Holdings Ltd.	76,000	468,798
TAL Education Group ADR (a)	6,300	510,237
Tencent Holdings Ltd.	129,600	3,388,442

TOTAL CAYMAN ISLANDS		11,577,400

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	15,100	488,032
China - 0.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	103,900	389,230
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	148,700	397,807
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	62,816	436,594
Kweichow Moutai Co. Ltd. (A Shares)	8,294	415,107
Shanghai International Airport Co. Ltd. (A Shares)	106,100	423,990
Wuliangye Yibin Co. Ltd. Class A	70,500	379,052

TOTAL CHINA		2,441,780

Denmark - 0.6%
Jyske Bank A/S (Reg.)	15,454	794,187
Novo Nordisk A/S Series B sponsored ADR	26,200	947,654
Scandinavian Tobacco Group A/S	4,598	78,965
Spar Nord Bank A/S	13,031	151,810

TOTAL DENMARK		1,972,616

Finland - 0.5%
Sampo Oyj (A Shares)	25,053	1,160,167
Tikkurila Oyj	26,280	535,895

TOTAL FINLAND		1,696,062

France - 5.3%
Atos Origin SA	11,998	1,275,627
AXA SA	69,006	1,695,979
Bouygues SA	13,002	472,370
Capgemini SA	8,202	667,330
Compagnie de St. Gobain	17,700	869,702
Dassault Systemes SA	5,300	410,106
Elis SA	7,300	130,696
Elis SA rights 2/3/17 (a)	7,300	7,510
Essilor International SA	7,184	840,656
Havas SA	73,304	658,850
Laurent-Perrier Group SA	959	71,432
Natixis SA	96,500	571,382
Sanofi SA	24,026	1,931,126
Societe Generale Series A	33,500	1,637,733
SR Teleperformance SA	6,600	706,129
Total SA	63,620	3,218,866
Vetoquinol SA	1,900	102,553
VINCI SA	19,500	1,366,161
Virbac SA (a)	830	152,900
Vivendi SA	39,952	732,563

TOTAL FRANCE		17,519,671

Germany - 4.4%
Axel Springer Verlag AG	10,100	531,192
BASF AG	24,286	2,336,436
Bayer AG	19,100	2,121,612
Brenntag AG	6,600	382,881
CompuGroup Medical AG	8,546	335,805
CTS Eventim AG	9,711	336,558
Deutsche Telekom AG	92,500	1,619,399
Fielmann AG	1,358	94,760
Fresenius SE & Co. KGaA	11,000	866,007
GEA Group AG	8,525	351,913
HeidelbergCement Finance AG	8,000	769,813
Linde AG	900	146,170
Nexus AG	4,000	84,978
SAP AG	38,390	3,510,774
Symrise AG	6,900	414,512
Wirecard AG	9,700	469,212

TOTAL GERMANY		14,372,022

Greece - 0.1%
Titan Cement Co. SA (Reg.)	18,400	413,345
Hong Kong - 1.4%
AIA Group Ltd.	502,000	3,108,059
Guangdong Investment Ltd.	380,000	471,544
Power Assets Holdings Ltd.	60,000	574,912
Techtronic Industries Co. Ltd.	110,500	382,176

TOTAL HONG KONG		4,536,691

India - 3.0%
Amara Raja Batteries Ltd.	32,328	429,963
Asian Paints Ltd.	36,000	517,592
Bajaj Auto Ltd.	11,329	475,452
Colgate-Palmolive Ltd.	26,657	350,472
Eicher Motors Ltd.	1,370	467,288
Godrej Consumer Products Ltd.	21,770	509,579
HDFC Bank Ltd.	23,304	501,592
Hero Motocorp Ltd.	9,461	444,547
Hindustan Unilever Ltd.	37,461	474,623
Housing Development Finance Corp. Ltd.	100,034	2,023,720
IndusInd Bank Ltd.	27,353	507,255
ITC Ltd.	181,875	695,282
Jyothy Laboratories Ltd. (a)	20,604	106,400
LIC Housing Finance Ltd.	57,351	470,216
Maruti Suzuki India Ltd.	7,000	611,120
Power Grid Corp. of India Ltd.	151,478	464,878
Tata Consultancy Services Ltd.	8,194	270,621
Zee Entertainment Enterprises Ltd.	70,690	512,153

TOTAL INDIA		9,832,753

Indonesia - 0.8%
PT ACE Hardware Indonesia Tbk	3,126,600	174,448
PT Bank Central Asia Tbk	625,700	716,960
PT Bank Rakyat Indonesia Tbk	1,137,500	998,853
PT Kalbe Farma Tbk	3,648,100	396,161
PT Surya Citra Media Tbk	1,790,100	378,063

TOTAL INDONESIA		2,664,485

Ireland - 1.8%
Allergan PLC	2,200	481,558
CRH PLC	22,048	764,750
CRH PLC sponsored ADR	62,529	2,158,501
FBD Holdings PLC (a)	5,372	46,219
James Hardie Industries PLC CDI	120,962	1,897,133
Medtronic PLC	7,000	532,140

TOTAL IRELAND		5,880,301

Isle of Man - 0.2%
Playtech Ltd.	61,992	646,503
Israel - 0.5%
Azrieli Group	9,096	415,039
Frutarom Industries Ltd.	8,100	427,396
Ituran Location & Control Ltd.	5,661	155,961
Strauss Group Ltd.	7,659	123,168
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,109	538,524

TOTAL ISRAEL		1,660,088

Italy - 0.8%
Azimut Holding SpA	23,314	417,780
Beni Stabili SpA SIIQ	121,626	68,405
Interpump Group SpA	55,891	1,049,214
Intesa Sanpaolo SpA	324,100	761,266
Telecom Italia SpA (a)	539,900	464,269

TOTAL ITALY		2,760,934

Japan - 13.3%
AEON Financial Service Co. Ltd.	23,400	419,049
Aoki Super Co. Ltd.	6,000	74,768
Artnature, Inc.	11,500	76,898
Asahi Co. Ltd.	7,000	82,207
Astellas Pharma, Inc.	122,900	1,649,536
Autobacs Seven Co. Ltd.	4,800	74,396
Azbil Corp.	10,400	313,630
Broadleaf Co. Ltd.	5,400	33,574
Central Automotive Products Ltd.	8,000	81,906
Century21 Real Estate Japan Ltd.	4,000	54,663
Coca-Cola Central Japan Co. Ltd.	1,400	30,490
Daiichikosho Co. Ltd.	4,100	162,860
Daikokutenbussan Co. Ltd.	4,000	185,635
Daito Trust Construction Co. Ltd.	2,500	349,615
DENSO Corp.	29,900	1,297,847
Dentsu, Inc.	8,700	402,214
East Japan Railway Co.	18,200	1,648,977
Fuji Heavy Industries Ltd.	20,500	824,285
Funai Soken Holdings, Inc.	3,700	57,379
GCA Savvian Group Corp.	10,100	73,798
Goldcrest Co. Ltd.	10,060	178,730
Hokuriku Electrical Construction Co. Ltd.	6,700	52,515
Hoya Corp.	46,000	2,005,243
Hub Co. Ltd.	2,500	39,523
Itochu Corp.	78,500	1,081,800
Japan Tobacco, Inc.	23,220	748,568
Kao Corp.	10,400	514,243
KDDI Corp.	48,300	1,297,743
Keyence Corp.	5,942	2,308,702
Kobayashi Pharmaceutical Co. Ltd.	4,700	209,379
Komatsu Ltd.	59,800	1,415,982
Koshidaka Holdings Co. Ltd.	4,000	82,154
Kusuri No Aoki Holdings Co. Ltd.	1,200	51,280
Lasertec Corp.	6,300	131,457
Makita Corp.	10,800	750,864
Medikit Co. Ltd.	1,900	78,248
Misumi Group, Inc.	51,800	968,010
Mitsubishi UFJ Financial Group, Inc.	414,200	2,652,339
Mitsui Fudosan Co. Ltd.	44,000	1,019,626
Nagaileben Co. Ltd.	9,200	208,184
Nakano Refrigerators Co. Ltd.	2,200	59,038
ND Software Co. Ltd.	6,000	58,719
Nihon Parkerizing Co. Ltd.	23,000	281,720
Nintendo Co. Ltd.	3,800	777,791
Nippon Telegraph & Telephone Corp.	23,400	1,033,632
Nomura Holdings, Inc.	139,100	862,262
NS Tool Co. Ltd.	7,600	115,841
OBIC Co. Ltd.	19,200	921,654
Olympus Corp.	52,000	1,793,818
ORIX Corp.	77,100	1,165,616
OSG Corp.	42,000	870,800
Paramount Bed Holdings Co. Ltd.	4,600	184,961
ProNexus, Inc.	9,400	87,914
Recruit Holdings Co. Ltd.	12,300	538,690
San-Ai Oil Co. Ltd.	11,400	87,638
Seven & i Holdings Co. Ltd.	18,700	746,774
Shin-Etsu Chemical Co. Ltd.	10,500	906,417
Shinsei Bank Ltd.	288,000	497,387
SHO-BOND Holdings Co. Ltd.	22,100	938,531
Shoei Co. Ltd.	5,800	132,941
SK Kaken Co. Ltd.	1,100	105,996
Software Service, Inc.	1,600	74,679
Sony Corp.	29,400	890,166
Sony Financial Holdings, Inc.	40,400	680,907
Techno Medica Co. Ltd.	1,800	33,048
The Monogatari Corp.	1,700	61,655
TKC Corp.	3,700	111,744
Tocalo Co. Ltd.	2,800	63,608
Tokio Marine Holdings, Inc.	22,200	930,194
Toyota Motor Corp.	50,400	2,930,904
USS Co. Ltd.	115,700	2,029,950
Welcia Holdings Co. Ltd.	1,200	65,999
Workman Co. Ltd.	4,300	128,912
Yamada Consulting Group Co. Ltd.	2,200	98,007
Yamato Kogyo Co. Ltd.	1,900	56,877

TOTAL JAPAN		44,013,107

Kenya - 0.3%
Safaricom Ltd.	5,080,100	905,413
Korea (South) - 2.5%
AMOREPACIFIC Group, Inc.	4,206	494,873
BGFretail Co. Ltd.	13,367	1,064,360
Coway Co. Ltd.	6,421	487,861
KT&G Corp.	7,236	631,466
Leeno Industrial, Inc.	1,445	49,248
LG Household & Health Care Ltd.	792	604,504
NAVER Corp.	1,151	757,582
Samsung Electronics Co. Ltd.	2,463	4,219,652

TOTAL KOREA (SOUTH)		8,309,546

Luxembourg - 0.1%
Eurofins Scientific SA	900	403,193
Mexico - 1.7%
CEMEX S.A.B. de CV sponsored ADR	77,800	720,428
Consorcio ARA S.A.B. de CV	224,355	71,868
Embotelladoras Arca S.A.B. de CV	88,300	476,359
Fomento Economico Mexicano S.A.B. de CV:
unit	91,900	691,272
sponsored ADR	6,733	506,524
Gruma S.A.B. de CV Series B	39,625	533,128
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	55,300	428,457
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	30,530	442,325
Grupo Aeroportuario Norte S.A.B. de CV	89,300	381,035
Grupo Mexico SA de CV Series B	216,800	650,187
Megacable Holdings S.A.B. de CV unit	31,500	100,043
Promotora y Operadora de Infraestructura S.A.B. de CV	52,195	455,059

TOTAL MEXICO		5,456,685

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	326,000	455,395
Netherlands - 2.0%
Aalberts Industries NV	6,100	213,682
ASML Holding NV (Netherlands)	19,800	2,404,193
ING Groep NV (Certificaten Van Aandelen)	113,076	1,624,445
PostNL NV (a)	55,000	240,696
RELX NV	56,037	946,506
Takeaway.com Holding BV (b)	1,800	58,866
VastNed Retail NV	3,891	143,504
Wolters Kluwer NV	16,174	617,292
Yandex NV Series A (a)	17,400	402,636

TOTAL NETHERLANDS		6,651,820

New Zealand - 0.1%
Auckland International Airport Ltd.	77,950	391,193
Norway - 0.4%
Kongsberg Gruppen ASA	5,800	95,635
Statoil ASA	58,500	1,090,861

TOTAL NORWAY		1,186,496

Philippines - 0.8%
Ayala Corp.	34,030	547,993
Ayala Land, Inc.	766,200	548,283
D&L Industries, Inc.	1,691,000	418,670
Jollibee Food Corp.	22,780	94,276
SM Investments Corp.	35,210	489,033
SM Prime Holdings, Inc.	864,300	516,706

TOTAL PHILIPPINES		2,614,961

Russia - 0.7%
Magnit OJSC	3,752	601,892
NOVATEK OAO GDR (Reg. S)	5,100	645,660
Sberbank of Russia	369,170	1,055,214

TOTAL RUSSIA		2,302,766

South Africa - 2.4%
Aspen Pharmacare Holdings Ltd.	27,000	617,143
Bidcorp Ltd.	29,732	512,450
Capitec Bank Holdings Ltd.	9,500	494,924
Clicks Group Ltd.	72,521	656,591
Discovery Ltd.	56,567	483,055
FirstRand Ltd.	184,000	685,477
Mondi Ltd.	23,300	511,943
Naspers Ltd. Class N	20,900	3,329,620
Sanlam Ltd.	113,600	547,893

TOTAL SOUTH AFRICA		7,839,096

Spain - 3.0%
Amadeus IT Holding SA Class A	44,100	2,034,916
Banco Santander SA (Spain)	216,300	1,202,270
CaixaBank SA	271,906	992,400
Hispania Activos Inmobiliarios SA	31,295	385,126
Iberdrola SA	4,313	27,162
Iberdrola SA	194,120	1,226,089
Inditex SA	85,416	2,815,528
Merlin Properties Socimi SA	36,400	406,887
Prosegur Compania de Seguridad SA (Reg.)	109,276	686,547

TOTAL SPAIN		9,776,925

Sweden - 3.2%
Addlife AB (a)	3,000	49,902
AddTech AB (B Shares)	7,000	120,840
ASSA ABLOY AB (B Shares)	126,500	2,393,692
Atlas Copco AB (A Shares)	40,600	1,301,023
Fagerhult AB	34,155	1,099,179
Intrum Justitia AB	963	32,434
Investor AB (B Shares)	17,560	700,425
Loomis AB (B Shares)	3,900	114,007
Nordea Bank AB	145,467	1,757,824
Saab AB (B Shares)	4,100	167,429
Svenska Cellulosa AB (SCA) (B Shares)	29,800	896,730
Svenska Handelsbanken AB (A Shares)	55,845	833,694
Swedbank AB (A Shares)	38,600	975,690

TOTAL SWEDEN		10,442,869

Switzerland - 6.4%
ABB Ltd. (Reg.)	47,070	1,121,718
Credit Suisse Group AG	36,391	555,513
Lafargeholcim Ltd. (Reg.)	12,950	692,289
Nestle SA	102,292	7,494,362
Novartis AG	37,626	2,777,835
Roche Holding AG (participation certificate)	13,877	3,288,133
Schindler Holding AG:
(participation certificate)	5,411	1,028,011
(Reg.)	1,212	227,813
Sika AG	70	366,783
Syngenta AG (Switzerland)	809	343,836
Tecan Group AG	600	93,861
UBS Group AG	109,589	1,765,479
Zurich Insurance Group AG	5,379	1,549,010

TOTAL SWITZERLAND		21,304,643

Taiwan - 1.9%
Addcn Technology Co. Ltd.	10,772	67,000
Advantech Co. Ltd.	55,000	467,290
Far EasTone Telecommunications Co. Ltd.	196,000	467,527
Largan Precision Co. Ltd.	3,870	552,139
Taiwan Mobile Co. Ltd.	156,000	522,659
Taiwan Semiconductor Manufacturing Co. Ltd.	723,035	4,329,945

TOTAL TAIWAN		6,406,560

Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	47,600	561,316
Bangkok Dusit Medical Services PCL (For. Reg.)	592,000	374,347
Minor International PCL (For. Reg.)	413,600	409,388
Thai Beverage PCL	751,400	461,178

TOTAL THAILAND		1,806,229

Turkey - 0.1%
Tupras Turkiye Petrol Rafinelleri A/S	10,000	217,193
United Kingdom - 10.9%
AA PLC	18,989	58,263
Alliance Pharma PLC	68,814	43,284
AstraZeneca PLC (United Kingdom)	25,364	1,346,043
Aviva PLC	219,415	1,321,072
Avon Rubber PLC	4,500	58,195
BAE Systems PLC	272,821	2,003,788
Bellway PLC	1,640	51,248
Berendsen PLC	64,955	680,264
BHP Billiton PLC	36,726	669,802
BP PLC	358,745	2,142,618
British American Tobacco PLC (United Kingdom)	44,100	2,722,202
Britvic PLC	2,117	16,658
Bunzl PLC	33,729	886,385
Compass Group PLC	53,107	945,148
Dechra Pharmaceuticals PLC	11,300	206,976
Domino's Pizza UK & IRL PLC	24,600	112,120
DP Poland PLC (a)	200,000	145,614
Elementis PLC	148,508	500,499
Great Portland Estates PLC	17,172	133,827
Hilton Food Group PLC	5,400	45,345
Howden Joinery Group PLC	80,700	383,139
HSBC Holdings PLC sponsored ADR	47,407	2,019,538
Imperial Tobacco Group PLC	20,948	968,062
Informa PLC	272,472	2,234,859
InterContinental Hotel Group PLC	8,800	407,391
InterContinental Hotel Group PLC ADR	52,412	2,433,489
ITE Group PLC	49,000	96,162
ITV PLC	176,219	450,461
Just Eat Holding Ltd. (a)	11,340	76,964
Lloyds Banking Group PLC	1,955,900	1,604,233
Micro Focus International PLC	36,100	974,126
NMC Health PLC	22,400	459,603
Prudential PLC	85,380	1,654,558
Reckitt Benckiser Group PLC	32,651	2,801,640
Rightmove PLC	9,000	455,144
Rio Tinto PLC	36,802	1,630,439
Royal Dutch Shell PLC Class B (United Kingdom)	35,732	1,009,230
Shaftesbury PLC	43,437	478,952
Spectris PLC	21,770	661,936
Spirax-Sarco Engineering PLC	6,499	351,966
Ted Baker PLC	2,375	84,912
Topps Tiles PLC	70,300	73,845
Ultra Electronics Holdings PLC	6,201	144,082
Unite Group PLC	14,151	104,408
Vodafone Group PLC sponsored ADR	12,826	319,367

TOTAL UNITED KINGDOM		35,967,857

United States of America - 9.3%
A.O. Smith Corp.	7,800	380,250
Alphabet, Inc.:
Class A (a)	2,130	1,747,005
Class C (a)	494	393,614
Amazon.com, Inc. (a)	520	428,210
Amphenol Corp. Class A	6,200	418,438
Autoliv, Inc.	9,254	1,070,318
Berkshire Hathaway, Inc. Class B (a)	8,216	1,348,574
China Biologic Products, Inc. (a)	11,400	1,298,916
ConocoPhillips Co.	19,200	936,192
Constellation Brands, Inc. Class A (sub. vtg.)	2,700	404,352
Domino's Pizza, Inc.	6,590	1,150,219
Edgewell Personal Care Co. (a)	4,300	339,012
Energizer Holdings, Inc.	1,010	50,975
Facebook, Inc. Class A (a)	3,400	443,088
Kennedy-Wilson Holdings, Inc.	1,573	32,168
Martin Marietta Materials, Inc.	5,560	1,276,576
MasterCard, Inc. Class A	25,830	2,746,504
MercadoLibre, Inc.	2,500	463,475
Mettler-Toledo International, Inc. (a)	900	383,967
Mohawk Industries, Inc. (a)	5,995	1,293,961
Molson Coors Brewing Co. Class B	11,600	1,119,632
Moody's Corp.	11,200	1,161,104
MSCI, Inc.	13,100	1,084,025
Philip Morris International, Inc.	21,200	2,037,956
PPG Industries, Inc.	4,600	460,046
PriceSmart, Inc.	6,285	532,340
ResMed, Inc.	12,160	821,286
S&P Global, Inc.	17,000	2,043,060
Sherwin-Williams Co.	4,600	1,397,526
TransDigm Group, Inc.	2,100	454,440
Visa, Inc. Class A	37,477	3,099,723

TOTAL UNITED STATES OF AMERICA		30,816,952

TOTAL COMMON STOCKS
(Cost $278,854,426)		319,493,355

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.2%
India - 0.2%
PC Jeweller Ltd. 13.00% (c)	3,557,622	471,405
Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.9%
Ambev SA sponsored ADR	175,600	946,484
Itau Unibanco Holding SA	103,170	1,219,273
Itausa-Investimentos Itau SA (PN)	232,600	685,008
		2,850,765
Germany - 0.1%
Sartorius AG (non-vtg.)	4,500	315,754
Spain - 0.1%
Grifols SA Class B	28,900	493,441

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,659,960

TOTAL PREFERRED STOCKS
(Cost $3,709,293)		4,131,365

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.62% (d)
(Cost $7,484,254)	7,482,244	7,483,740
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $290,047,973)		331,108,460
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(836,265)
NET ASSETS - 100%		$330,272,195

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,866 or 0.0% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $471,405 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$530,934

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,702
Fidelity Securities Lending Cash Central Fund	882
Total	$14,584

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,497,733	$27,287,999	$10,209,734	$--
Consumer Staples	41,187,366	23,161,389	18,025,977	--
Energy	13,992,126	6,530,551	7,461,575	--
Financials	62,512,799	37,610,887	24,901,912	--
Health Care	33,385,854	16,547,920	16,837,934	--
Industrials	40,894,844	31,402,894	9,491,950	--
Information Technology	50,312,412	35,901,267	14,411,145	--
Materials	27,997,910	24,589,083	3,408,827	--
Real Estate	5,466,360	5,466,360	--	--
Telecommunication Services	7,085,404	2,214,966	4,870,438	--
Utilities	3,291,912	1,019,367	2,272,545	--
Money Market Funds	7,483,740	7,483,740	--	--
Total Investments in Securities:	$331,108,460	$219,216,423	$111,892,037	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$19,697,963
Level 2 to Level 1	$1,339,890

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $291,696,211. Net unrealized appreciation aggregated $39,412,249, of which $51,071,632 related to appreciated investment securities and $11,659,383 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Latin America Fund

January 31, 2017

LAF-QTLY-0317
1.813035.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.1%
	Shares	Value
Argentina - 1.3%
Grupo Superveille SA sponsored ADR (a)	475,000	$6,996,750
Bermuda - 5.7%
Credicorp Ltd. (United States)	130,711	21,394,776
PAX Global Technology Ltd. (b)	13,526,721	9,426,533

TOTAL BERMUDA		30,821,309

Brazil - 35.4%
Alliar Medicos a Frente SA	780,403	3,452,387
BB Seguridade Participacoes SA	1,248,512	11,058,351
Cielo SA	2,072,187	17,420,023
CVC Brasil Operadora e Agencia de Viagens SA	1,424,141	11,750,711
Equatorial Energia SA	790,822	14,581,181
Estacio Participacoes SA	2,729,012	13,770,204
FPC Par Corretora de Seguros	1,557,686	6,970,065
Grendene SA	1,545,786	9,080,162
Hypermarcas SA	1,053,807	9,347,182
Kroton Educacional SA	4,457,759	19,112,159
Localiza Rent A Car SA	744,989	8,712,146
MAHLE Metal Leve SA	1,023,385	6,907,873
Multiplus SA	796,822	8,997,152
Odontoprev SA	1,686,965	6,001,358
Qualicorp SA	2,300,671	15,047,707
Smiles SA	1,071,796	17,686,964
Tegma Gestao Logistica SA (c)	2,562,627	7,652,667
Valid Solucoes SA	659,175	5,014,257

TOTAL BRAZIL		192,562,549

Chile - 1.1%
Vina San Pedro SA	574,573,084	6,112,715
Mexico - 19.0%
Compartamos S.A.B. de CV	9,560,676	13,960,370
Credito Real S.A.B. de CV	5,729,359	8,148,886
Genomma Lab Internacional SA de CV (c)	9,816,067	10,299,257
Gruma S.A.B. de CV Series B	830,661	11,175,992
Grupo Aeroportuario Norte S.A.B. de CV	1,950,601	8,323,038
Grupo GICSA SA de CV (c)	12,131,656	6,696,016
Grupo Mexico SA de CV Series B	4,676,461	14,024,786
Promotora y Operadora de Infraestructura S.A.B. de CV	2,191,429	14,245,576
Qualitas Controladora S.A.B. de CV	5,190,845	7,783,716
Unifin Financiera SAPI de CV	3,708,407	8,793,762

TOTAL MEXICO		103,451,399

Panama - 4.6%
Copa Holdings SA Class A	150,893	14,710,559
Intergroup Financial Services Corp.	314,911	10,077,152

TOTAL PANAMA		24,787,711

Peru - 1.3%
Cementos Pacasmayo SAA	3,812,245	7,342,447
United Kingdom - 2.2%
British American Tobacco PLC (United Kingdom)	195,813	12,087,132
United States of America - 1.5%
First Cash Financial Services, Inc.	190,834	8,148,612
TOTAL COMMON STOCKS
(Cost $332,111,615)		392,310,624

Nonconvertible Preferred Stocks - 26.7%
Brazil - 26.7%
Alpargatas SA (PN)	2,651,372	8,742,266
Itau Unibanco Holding SA	5,389,489	63,693,497
Itausa-Investimentos Itau SA (PN)	13,522,233	39,823,021
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (c)	6,904,708	32,911,908

(Cost $83,190,403)		145,170,692

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.62% (d)	5,301,250	5,302,310
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	1,082,754	1,082,971
TOTAL MONEY MARKET FUNDS
(Cost $6,385,135)		6,385,281
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $421,687,153)		543,866,597
NET OTHER ASSETS (LIABILITIES) - 0.0%		(224,226)
NET ASSETS - 100%		$543,642,371

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,357
Fidelity Securities Lending Cash Central Fund	14,907
Total	$21,264

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$96,047,491	$96,047,491	$--	$--
Consumer Staples	29,375,839	17,288,707	12,087,132	--
Energy	32,911,908	32,911,908	--	--
Financials	206,848,958	206,848,958	--	--
Health Care	44,147,891	44,147,891	--	--
Industrials	58,658,243	58,658,243	--	--
Information Technology	26,846,556	17,420,023	9,426,533	--
Materials	21,367,233	21,367,233	--	--
Real Estate	6,696,016	6,696,016	--	--
Utilities	14,581,181	14,581,181	--	--
Money Market Funds	6,385,281	6,385,281	--	--
Total Investments in Securities:	$543,866,597	$522,352,932	$21,513,665	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$7,802,124
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $424,168,100. Net unrealized appreciation aggregated $119,698,497, of which $148,049,570 related to appreciated investment securities and $28,351,073 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Equity Income Fund

January 31, 2017

GED-QTLY-0317
1.938168.104

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
		Shares	Value
Australia - 0.2%
Asaleo Care Ltd.		125,113	$143,277
Austria - 0.1%
Andritz AG		1,100	59,331
Bailiwick of Jersey - 1.0%
Wolseley PLC		12,057	746,693
Belgium - 1.1%
Anheuser-Busch InBev SA NV		5,800	605,625
KBC Groep NV		3,275	212,192

TOTAL BELGIUM			817,817

Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,200	329,831
Constellation Software, Inc.		1,300	587,165
Fairfax Financial Holdings Ltd. (sub. vtg.)		541	252,778
Imperial Oil Ltd.		22,800	749,575
PrairieSky Royalty Ltd.		5,100	119,539
Suncor Energy, Inc.		38,600	1,197,230

TOTAL CANADA			3,236,118

Cayman Islands - 0.6%
Goodbaby International Holdings Ltd.		252,000	109,553
SITC International Holdings Co. Ltd.		551,000	342,223

TOTAL CAYMAN ISLANDS			451,776

Chile - 0.5%
Vina San Pedro SA		37,219,054	395,963
Denmark - 0.2%
Pandora A/S		1,300	170,133
France - 1.0%
Cegedim SA (a)		6,000	168,467
Maisons du Monde SA		7,700	217,155
VINCI SA		4,700	329,280

TOTAL FRANCE			714,902

Germany - 2.7%
adidas AG		4,256	669,167
AURELIUS AG		8,099	510,147
SAP AG		8,269	756,202

TOTAL GERMANY			1,935,516

Hong Kong - 1.1%
Techtronic Industries Co. Ltd.		220,500	762,623
Ireland - 3.5%
Accenture PLC Class A		7,940	904,128
Allergan PLC		2,100	459,669
Greencore Group PLC		46,486	138,011
Medtronic PLC		13,800	1,049,076

TOTAL IRELAND			2,550,884

Isle of Man - 1.3%
Paysafe Group PLC (a)		124,700	599,096
Playtech Ltd.		32,778	341,836

TOTAL ISLE OF MAN			940,932

Israel - 2.2%
Bezeq The Israel Telecommunication Corp. Ltd.		279,400	487,711
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		4,496	182,724
Teva Pharmaceutical Industries Ltd. sponsored ADR		26,950	900,939

TOTAL ISRAEL			1,571,374

Japan - 11.3%
A/S One Corp.		11,200	515,809
Astellas Pharma, Inc.		39,800	534,187
Broadleaf Co. Ltd.		21,600	134,295
Daiichikosho Co. Ltd.		21,800	865,937
Daito Trust Construction Co. Ltd.		4,000	559,384
Hoya Corp.		19,400	845,689
Inaba Denki Sangyo Co. Ltd.		5,100	180,901
Japan Meat Co. Ltd.		18,100	290,151
Japan Tobacco, Inc.		3,200	103,162
KDDI Corp.		26,600	714,699
Morinaga & Co. Ltd.		5,700	246,356
Nippon Telegraph & Telephone Corp.		13,100	578,657
Olympus Corp.		13,200	455,354
ORIX Corp.		17,400	263,057
Recruit Holdings Co. Ltd.		6,900	302,192
Shinsei Bank Ltd.		272,000	469,755
Sony Corp.		21,400	647,944
Tsuruha Holdings, Inc.		4,500	422,460
USS Co. Ltd.		6,800	119,306

TOTAL JAPAN			8,249,295

Kenya - 0.2%
Safaricom Ltd.		893,300	159,211
Korea (South) - 1.3%
Hyundai Fire & Marine Insurance Co. Ltd.		3,037	79,377
Samsung Electronics Co. Ltd.		491	841,189

TOTAL KOREA (SOUTH)			920,566

Multi-National - 0.4%
HKT Trust/HKT Ltd. unit		196,600	274,634
Netherlands - 1.7%
Koninklijke Philips Electronics NV		14,100	413,729
LyondellBasell Industries NV Class A		8,700	811,449

TOTAL NETHERLANDS			1,225,178

South Africa - 0.9%
Capitec Bank Holdings Ltd.		8,000	416,778
EOH Holdings Ltd.		19,400	211,204

TOTAL SOUTH AFRICA			627,982

Spain - 0.9%
Amadeus IT Holding SA Class A		14,700	678,305
Sweden - 0.5%
Loomis AB (B Shares)		13,000	380,023
Switzerland - 2.2%
Banque Cantonale Vaudoise		570	388,813
Chubb Ltd.		3,800	499,662
Nestle SA		10,078	738,360

TOTAL SWITZERLAND			1,626,835

Taiwan - 2.7%
ECLAT Textile Co. Ltd.		45,298	471,998
King's Town Bank		120,000	110,034
Taiwan Semiconductor Manufacturing Co. Ltd.		236,000	1,413,302

TOTAL TAIWAN			1,995,334

United Kingdom - 9.4%
BAE Systems PLC		56,200	412,772
Beijing Yanjing Brewery ELS (UBS Warrant Programme) warrants 10/6/17 (a)(b)		62,500	64,756
British American Tobacco PLC (United Kingdom)		11,400	703,698
BT Group PLC		56,530	216,082
Coca-Cola European Partners PLC		7,600	262,428
GlaxoSmithKline PLC		37,000	715,025
Hilton Food Group PLC		56,200	471,920
Imperial Tobacco Group PLC		7,649	353,480
ITV PLC		299,000	764,321
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. ELS (UBS Warrant Programme) warrants 10/23/17 (a)(b)		7,672	78,285
Lloyds Banking Group PLC		348,000	285,430
Mears Group PLC		16,500	105,238
Micro Focus International PLC		50,000	1,349,205
St. James's Place Capital PLC		30,291	408,116
The Restaurant Group PLC		13,200	48,654
WH Smith PLC		23,352	478,842
Wuliangye Yibin Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 3/7/19 (a)(b)		27,300	146,782

TOTAL UNITED KINGDOM			6,865,034

United States of America - 44.3%
American Tower Corp.		8,960	927,360
AMETEK, Inc.		4,000	204,400
Amgen, Inc.		4,820	755,198
Apple, Inc.		20,750	2,518,013
AutoZone, Inc. (a)		500	362,490
Ball Corp.		3,900	297,414
Bank of America Corp.		59,880	1,355,683
Bristol-Myers Squibb Co.		4,600	226,136
Capital One Financial Corp.		3,000	262,170
Caterpillar, Inc.		3,000	286,980
Cedar Fair LP (depositary unit)		4,100	256,373
Charter Communications, Inc. Class A (a)		1,000	323,950
Chevron Corp.		14,465	1,610,678
Comcast Corp. Class A		20,100	1,515,942
ConocoPhillips Co.		21,600	1,053,216
Coty, Inc. Class A		9,324	179,021
CVS Health Corp.		6,900	543,789
Danaher Corp.		7,000	587,440
Dell Technologies, Inc. (a)		2,753	173,411
Deluxe Corp.		2,700	196,695
Diamond Hill Investment Group, Inc.		2,900	586,380
Dr. Pepper Snapple Group, Inc.		6,241	569,179
E.I. du Pont de Nemours & Co.		8,300	626,650
Exxon Mobil Corp.		11,030	925,307
Fortive Corp.		4,200	232,302
Gilead Sciences, Inc.		5,100	369,495
H&R Block, Inc.		6,400	137,344
Johnson & Johnson		11,700	1,325,025
JPMorgan Chase & Co.		15,630	1,322,767
L Brands, Inc.		7,200	433,512
McDonald's Corp.		4,700	576,079
Microsoft Corp.		21,664	1,400,578
Molson Coors Brewing Co. Class B		6,400	617,728
Monsanto Co.		3,200	346,592
MSCI, Inc.		7,400	612,350
Oracle Corp.		10,426	418,187
PepsiCo, Inc.		8,000	830,240
PPG Industries, Inc.		2,300	230,023
Procter & Gamble Co.		8,159	714,728
Qualcomm, Inc.		6,100	325,923
Roper Technologies, Inc.		1,600	306,960
S&P Global, Inc.		8,140	978,265
Sabre Corp.		9,600	235,200
Stock Yards Bancorp, Inc.		3,000	134,400
SunTrust Banks, Inc.		14,900	846,618
The Coca-Cola Co.		16,400	681,748
Total System Services, Inc.		4,100	207,788
U.S. Bancorp		18,980	999,297
VF Corp.		5,800	298,584
W.R. Grace & Co.		2,800	194,152
Wells Fargo & Co.		22,157	1,248,104

TOTAL UNITED STATES OF AMERICA			32,367,864

TOTAL COMMON STOCKS
(Cost $61,411,622)			69,867,600

Nonconvertible Preferred Stocks - 0.2%
Spain - 0.2%
Grifols SA Class B
(Cost $154,494)		10,100	172,448
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.6% 3/31/40 (Cost $2,060)(d)	CAD	2,400	2,130
		Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.62% (e)
(Cost $1,468,644)		1,468,503	1,468,797
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $63,036,820)			71,510,975
NET OTHER ASSETS (LIABILITIES) - 2.1%			1,518,700
NET ASSETS - 100%			$73,029,675

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,823 or 0.4% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,156
Fidelity Securities Lending Cash Central Fund	348
Total	$2,504

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,229,907	$7,709,787	$1,520,120	$--
Consumer Staples	9,523,879	7,476,196	2,047,683	--
Energy	5,655,545	5,655,545	--	--
Financials	12,531,996	11,956,743	575,253	--
Health Care	9,079,957	7,658,297	1,421,660	--
Industrials	4,499,719	2,584,302	1,915,417	--
Information Technology	13,095,027	10,925,523	2,169,504	--
Materials	2,506,280	2,506,280	--	--
Real Estate	1,486,744	1,486,744	--	--
Telecommunication Services	2,430,994	863,004	1,567,990	--
Corporate Bonds	2,130	--	2,130	--
Money Market Funds	1,468,797	1,468,797	--	--
Total Investments in Securities:	$71,510,975	$60,291,218	$11,219,757	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$2,823,624
Level 2 to Level 1	$1,097,374

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $63,178,139. Net unrealized appreciation aggregated $8,332,836, of which $10,788,256 related to appreciated investment securities and $2,455,420 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Small Cap Fund

January 31, 2017

ISC-QTLY-0317
1.813082.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Australia - 4.8%
Asaleo Care Ltd.	2,139,408	$2,450,016
Aub Group Ltd.	616,464	4,895,000
Austal Ltd.	2,621,086	3,180,531
Challenger Ltd.	560,865	4,687,467
GUD Holdings Ltd.	1,214,096	8,940,681
Imdex Ltd. (a)	14,542,724	7,499,857
Life Healthcare Group Ltd.	2,075,053	3,729,717
Nanosonics Ltd. (a)	1,532,896	3,348,139
Pact Group Holdings Ltd.	1,149,285	5,691,664
Programmed Maintenance Services Ltd.	3,854,679	5,554,438
Servcorp Ltd.	341,936	1,633,743
SomnoMed Ltd. (a)(b)	726,815	1,973,355

TOTAL AUSTRALIA		53,584,608

Austria - 3.1%
Andritz AG	132,032	7,121,439
Buwog-Gemeinnuetzige Wohnung	289,304	6,895,665
IMMOFINANZ Immobilien Anlagen AG (b)	3,807,043	6,978,276
Palfinger AG	13,511	453,670
RHI AG	265,040	6,521,893
Wienerberger AG	314,200	6,057,735

TOTAL AUSTRIA		34,028,678

Bailiwick of Jersey - 0.7%
IWG PLC	2,602,900	8,176,297
Belgium - 0.5%
Barco NV	67,583	5,867,839
Bermuda - 1.9%
BW Offshore Ltd. (a)	1,659,938	4,830,052
Hiscox Ltd.	413,781	5,340,704
Petra Diamonds Ltd. (a)	3,220,074	6,124,890
Travelport Worldwide Ltd.	322,200	4,626,792

TOTAL BERMUDA		20,922,438

Brazil - 0.4%
Banco ABC Brasil SA rights 2/2/17 (a)	58,121	111,682
MAHLE Metal Leve SA	568,100	3,834,689

TOTAL BRAZIL		3,946,371

British Virgin Islands - 0.3%
Gem Diamonds Ltd.	2,447,962	3,772,432
Canada - 5.5%
AutoCanada, Inc. (b)	327,584	6,384,269
Dorel Industries, Inc. Class B (sub. vtg.)	143,903	3,981,178
Genesis Land Development Corp.	1,707,422	3,687,113
Lassonde Industries, Inc. Class A (sub. vtg.)	41,169	6,443,087
McCoy Global, Inc. (a)	1,341,870	1,959,311
North West Co., Inc.	264,000	5,940,380
Open Text Corp.	272,096	9,313,472
ShawCor Ltd. Class A	164,385	4,592,042
TransForce, Inc.	239,800	6,490,495
Western Forest Products, Inc.	4,086,600	5,841,365
Whitecap Resources, Inc.	886,253	7,055,970

TOTAL CANADA		61,688,682

Cayman Islands - 3.9%
AMVIG Holdings Ltd.	17,038,000	5,840,702
Best Pacific International Holdings Ltd.	4,714,000	3,842,918
China High Precision Automation Group Ltd. (a)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
Greatview Aseptic Pack Co. Ltd.	6,321,000	2,982,035
Haitian International Holdings Ltd.	2,703,000	5,498,539
Lifestyle China Group Ltd. (a)	4,950,500	1,149,623
Lifestyle International Holdings Ltd.	3,386,000	4,341,632
Pico Far East Holdings Ltd.	18,482,000	6,179,917
SITC International Holdings Co. Ltd.	14,044,000	8,722,645
Value Partners Group Ltd. (b)	6,225,000	5,344,166

TOTAL CAYMAN ISLANDS		43,902,179

Chile - 0.9%
Quinenco SA	2,239,263	6,145,609
Vina San Pedro SA	394,698,308	4,199,080

TOTAL CHILE		10,344,689

China - 0.5%
Qingdao Port International Co. Ltd.	10,060,000	5,738,055
Denmark - 0.8%
Jyske Bank A/S (Reg.)	171,903	8,834,159
Finland - 2.9%
Amer Group PLC (A Shares)	254,945	6,761,987
Asiakastieto Group Oyj	196,923	4,102,763
Cramo Oyj (B Shares)	186,710	4,645,807
Olvi PLC (A Shares)	159,338	4,867,752
Oriola-KD Oyj	1,264,321	5,991,624
Tikkurila Oyj	285,646	5,824,823

TOTAL FINLAND		32,194,756

France - 3.3%
ALTEN	57,719	4,299,229
Maisons du Monde SA	172,700	4,870,475
Rexel SA	316,400	5,500,724
The Lisi Group	94,909	3,433,242
The Vicat Group	118,356	7,188,076
Thermador Groupe SA	42,659	3,816,656
Wendel SA	60,835	7,191,016

TOTAL FRANCE		36,299,418

Germany - 2.3%
AURELIUS AG	85,335	5,375,151
Axel Springer Verlag AG	149,100	7,841,652
CompuGroup Medical AG	133,049	5,228,001
mutares AG	177,872	2,579,692
SHW Group	129,839	4,287,531

TOTAL GERMANY		25,312,027

Greece - 0.4%
Metka Industrial-Construction	700,493	4,884,937
Hong Kong - 1.9%
Dah Sing Banking Group Ltd.	3,766,400	7,344,907
Far East Horizon Ltd.	5,537,000	5,047,687
Magnificent Hotel Investment Ltd.	142,036,000	3,253,000
Techtronic Industries Co. Ltd.	1,737,500	6,009,334

TOTAL HONG KONG		21,654,928

India - 0.8%
Edelweiss Financial Services Ltd.	3,336,721	5,443,825
Torrent Pharmaceuticals Ltd.	185,251	3,566,867

TOTAL INDIA		9,010,692

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	55,825,100	3,114,750
PT Media Nusantara Citra Tbk	30,459,100	3,866,555

TOTAL INDONESIA		6,981,305

Ireland - 2.0%
C&C Group PLC	881,012	3,759,510
Mincon Group PLC	5,972,545	4,964,469
Origin Enterprises PLC	833,300	5,713,925
United Drug PLC (United Kingdom)	989,149	7,976,280

TOTAL IRELAND		22,414,184

Isle of Man - 0.8%
Paysafe Group PLC (a)	1,742,000	8,369,094
Israel - 0.8%
Frutarom Industries Ltd.	167,089	8,816,438
Italy - 0.7%
Banco di Desio e della Brianza SpA	1,347,196	3,251,811
Recordati SpA	169,661	4,818,652

TOTAL ITALY		8,070,463

Japan - 21.0%
A/S One Corp.	142,500	6,562,749
Aeon Delight Co. Ltd.	220,400	6,334,231
Arc Land Sakamoto Co. Ltd.	544,800	6,673,088
Broadleaf Co. Ltd.	778,900	4,842,687
Central Automotive Products Ltd.	337,000	3,450,288
Daiwa Industries Ltd.	495,600	4,301,550
Dexerials Corp.	726,600	7,992,536
Fuji Corp.	149,100	2,674,055
Funai Soken Holdings, Inc.	203,520	3,156,173
GMO Internet, Inc.	470,800	6,834,126
Iida Group Holdings Co. Ltd.	317,251	5,942,661
Japan Meat Co. Ltd.	394,300	6,320,813
JSR Corp.	537,000	9,226,641
Kaken Pharmaceutical Co. Ltd.	161,900	8,201,824
Kotobuki Spirits Co. Ltd. (b)	132,100	3,195,156
Leopalace21 Corp.	1,185,424	6,803,248
Meitec Corp.	141,100	5,304,840
Minebea Mitsumi, Inc.	534,000	5,320,609
Miraca Holdings, Inc.	153,000	6,992,118
Mitani Shoji Co. Ltd.	247,700	7,173,669
Morinaga & Co. Ltd.	152,800	6,604,056
Nihon Parkerizing Co. Ltd.	676,700	8,288,691
Nitori Holdings Co. Ltd.	61,200	6,840,351
Otsuka Corp.	105,700	5,438,996
PALTAC Corp.	130,900	3,386,404
Paramount Bed Holdings Co. Ltd.	204,100	8,206,660
Ricoh Leasing Co. Ltd.	247,100	7,506,448
S Foods, Inc. (b)	370,300	10,051,984
San-Ai Oil Co. Ltd.	617,400	4,746,286
Shinsei Bank Ltd.	4,156,000	7,177,575
Ship Healthcare Holdings, Inc.	223,200	5,920,503
TKC Corp.	250,400	7,562,342
Toshiba Plant Systems & Services Corp.	595,900	8,977,291
Tsuruha Holdings, Inc.	79,500	7,463,466
VT Holdings Co. Ltd.	1,312,400	6,381,256
Welcia Holdings Co. Ltd.	93,700	5,153,459
Yamada Consulting Group Co. Ltd.	168,200	7,493,101

TOTAL JAPAN		234,501,931

Korea (South) - 1.1%
BGFretail Co. Ltd.	38,025	3,027,776
Fila Korea Ltd.	54,731	3,269,693
Hy-Lok Corp.	125,792	2,157,274
NS Shopping Co. Ltd. (a)	29,286	3,827,205

TOTAL KOREA (SOUTH)		12,281,948

Luxembourg - 0.4%
SAF-Holland SA	318,400	4,827,446
Netherlands - 2.8%
Amsterdam Commodities NV	252,255	5,598,679
Arcadis NV	212,989	2,890,115
Basic-Fit NV	309,700	5,387,585
BinckBank NV	1,026,016	5,874,627
IMCD Group BV	142,000	6,372,224
Philips Lighting NV	181,300	4,663,849

TOTAL NETHERLANDS		30,787,079

New Zealand - 0.8%
EBOS Group Ltd.	707,802	8,776,412
Norway - 1.8%
ABG Sundal Collier ASA	8,137,510	5,150,042
Ekornes A/S	388,597	5,370,974
Kongsberg Gruppen ASA	318,133	5,245,614
Spectrum ASA (a)	885,572	4,241,014

TOTAL NORWAY		20,007,644

Philippines - 0.2%
Century Pacific Food, Inc.	8,344,500	2,751,294
Romania - 0.4%
Banca Transilvania SA	7,452,152	4,223,247
Singapore - 1.5%
Boustead Projects Pte Ltd. (a)	994,106	518,443
Boustead Singapore Ltd.	4,382,305	2,518,655
Hour Glass Ltd.	8,087,500	3,557,846
Mapletree Industrial (REIT)	4,048,594	4,725,538
Wing Tai Holdings Ltd.	4,268,200	5,254,427

TOTAL SINGAPORE		16,574,909

South Africa - 0.6%
Clicks Group Ltd.	713,016	6,455,507
Spain - 0.6%
Hispania Activos Inmobiliarios SA	550,985	6,780,587
Sweden - 1.4%
Addlife AB (a)	98,854	1,644,346
AddTech AB (B Shares)	274,219	4,733,805
Coor Service Management Holding AB	515,800	3,243,246
Granges AB	533,121	5,911,986

TOTAL SWEDEN		15,533,383

Switzerland - 2.4%
Allied World Assurance Co. Holdings AG	172,604	9,170,451
Daetwyler Holdings AG	35,821	5,447,992
Vontobel Holdings AG	145,334	8,129,187
VZ Holding AG	14,911	4,482,868

TOTAL SWITZERLAND		27,230,498

Taiwan - 2.4%
King's Town Bank	4,627,000	4,242,709
Makalot Industrial Co. Ltd.	1,275,540	4,743,837
Test Research, Inc.	1,540,000	1,866,338
Tripod Technology Corp.	2,747,000	6,719,870
Yageo Corp.	2,196,000	5,350,860
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,393,000	3,613,078

TOTAL TAIWAN		26,536,692

Thailand - 1.0%
Delta Electronics PCL (For. Reg.)	2,654,900	6,484,588
TISCO Financial Group PCL	2,982,200	5,181,634

TOTAL THAILAND		11,666,222

Turkey - 0.3%
Aygaz A/S	959,000	3,240,595
United Kingdom - 14.2%
Aberdeen Asset Management PLC	1,249,449	4,135,002
AEW UK REIT PLC (b)	2,910,668	3,441,923
Alliance Pharma PLC	7,754,319	4,877,467
Amec Foster Wheeler PLC	718,349	3,993,375
Ashmore Group PLC	1,240,407	4,837,339
Bond International Software PLC	899,666	9
Cineworld Group PLC	590,976	4,561,052
Close Brothers Group PLC	309,480	5,645,225
Countrywide PLC	2,522,107	5,560,351
Diploma PLC	295,551	3,773,802
Elementis PLC	1,348,200	4,543,679
Empiric Student Property PLC	2,553,772	3,469,657
Essentra PLC	1,035,700	5,334,116
Exova Group Ltd. PLC	1,134,869	2,773,240
Informa PLC	903,828	7,413,342
ITE Group PLC	2,685,964	5,271,151
James Fisher and Sons PLC	164,400	3,143,591
Jardine Lloyd Thompson Group PLC	372,573	4,827,577
John Wood Group PLC	612,400	6,455,945
LivaNova PLC (a)	175,200	8,427,996
Luxfer Holdings PLC sponsored ADR	716,209	7,821,002
McColl's Retail Group PLC	3,083,652	6,963,225
Mears Group PLC	1,378,410	8,791,582
Melrose Industries PLC	2,514,228	6,175,560
Micro Focus International PLC	459,944	12,411,171
PayPoint PLC	305,111	3,690,522
Sinclair Pharma PLC (a)(b)	9,594,565	3,892,563
Spectris PLC	195,480	5,943,738
The Restaurant Group PLC	758,287	2,795,000
Topps Tiles PLC	5,055,100	5,310,029
Ultra Electronics Holdings PLC	114,125	2,651,724

TOTAL UNITED KINGDOM		158,931,955

United States of America - 0.8%
Dillard's, Inc. Class A	123,994	6,998,221
Hornbeck Offshore Services, Inc. (a)(b)	236,070	1,711,508
Wecast Network, Inc. warrants 8/30/17 (a)(c)	27,500	2

TOTAL UNITED STATES OF AMERICA		8,709,731

TOTAL COMMON STOCKS
(Cost $974,189,605)		1,044,631,749

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.3%
India - 0.3%
PC Jeweller Ltd. 13.00% (c)	20,810,176	2,757,466
Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Alpargatas SA (PN)	1,762,300	5,810,764
Banco ABC Brasil SA	1,331,405	6,992,718
		12,803,482
TOTAL PREFERRED STOCKS
(Cost $13,502,677)		15,560,948

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.62% (d)	60,858,837	60,871,009
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	6,983,020	6,984,416
TOTAL MONEY MARKET FUNDS
(Cost $67,846,339)		67,855,425
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $1,055,538,621)		1,128,048,122
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(11,278,444)
NET ASSETS - 100%		$1,116,769,678

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,757,468 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681
Wecast Network, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,151
Fidelity Securities Lending Cash Central Fund	23,779
Total	$92,930

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$185,909,907	$158,376,015	$27,533,892	$--
Consumer Staples	96,959,165	96,959,165	--	--
Energy	45,247,749	45,247,749	--	--
Financials	153,023,916	131,040,472	21,983,444	--
Health Care	100,135,273	100,135,273	--	--
Industrials	202,777,925	182,818,686	19,959,239	--
Information Technology	108,587,537	108,587,527	--	10
Materials	109,080,102	100,257,364	8,822,737	1
Real Estate	55,230,528	55,230,528	--	--
Utilities	3,240,595	3,240,595	--	--
Money Market Funds	67,855,425	67,855,425	--	--
Total Investments in Securities:	$1,128,048,122	$1,049,748,799	$78,299,312	$11

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$64,685,063
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $1,063,784,750. Net unrealized appreciation aggregated $64,263,372, of which $165,448,437 related to appreciated investment securities and $101,185,065 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Overseas Fund

January 31, 2017

OVE-QTLY-0317
1.813070.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.6%
Amcor Ltd.	4,051,342	$43,937,290
Aub Group Ltd.	2,948,275	23,410,624
Life Healthcare Group Ltd.	1,672,012	3,005,288
Pact Group Holdings Ltd.	2,837,291	14,051,264

TOTAL AUSTRALIA		84,404,466

Austria - 0.4%
Andritz AG	378,900	20,436,812
Bailiwick of Guernsey - 0.2%
Burford Capital Ltd.	1,664,300	13,608,981
Bailiwick of Jersey - 2.4%
IWG PLC	6,108,781	19,189,062
Sanne Group PLC	2,711,237	21,214,779
Wolseley PLC	605,653	37,508,264
WPP PLC	2,228,133	51,857,826

TOTAL BAILIWICK OF JERSEY		129,769,931

Belgium - 2.3%
Anheuser-Busch InBev SA NV	562,012	58,684,202
KBC Groep NV	1,002,113	64,928,495

TOTAL BELGIUM		123,612,697

Bermuda - 1.0%
IHS Markit Ltd. (a)	1,321,800	52,145,010
Canada - 0.5%
Constellation Software, Inc.	64,400	29,087,271
Cayman Islands - 0.0%
Lifestyle China Group Ltd. (a)	1,622,000	376,667
Denmark - 1.2%
NNIT A/S (b)	679,549	17,905,065
Novo Nordisk A/S Series B	1,352,200	48,868,167

TOTAL DENMARK		66,773,232

France - 8.8%
ALTEN	396,500	29,533,501
Amundi SA	693,600	38,036,053
AXA SA	1,512,100	37,163,278
Capgemini SA	455,000	37,019,671
Christian Dior SA	180,797	38,790,110
Compagnie de St. Gobain	741,400	36,429,211
Maisons du Monde SA	994,900	28,058,108
Publicis Groupe SA	636,400	43,665,326
Sanofi SA	945,019	75,957,321
Sodexo SA (b)	273,700	30,240,244
Total SA	1,618,300	81,878,197

TOTAL FRANCE		476,771,020

Germany - 8.2%
adidas AG	236,400	37,168,977
Axel Springer Verlag AG	683,000	35,921,183
Bayer AG	724,497	80,476,501
CompuGroup Medical AG	466,300	18,322,699
Deutsche Post AG	1,823,533	60,935,038
Fresenius Medical Care AG & Co. KGaA	382,000	31,180,660
Fresenius SE & Co. KGaA	777,800	61,234,588
mutares AG	422,100	6,121,751
ProSiebenSat.1 Media AG	770,200	32,765,347
SAP AG	708,997	64,837,932
Wirecard AG (b)	389,600	18,845,885

TOTAL GERMANY		447,810,561

Hong Kong - 1.4%
AIA Group Ltd.	9,619,800	59,559,577
Techtronic Industries Co. Ltd.	5,442,500	18,823,483

TOTAL HONG KONG		78,383,060

India - 0.3%
Axis Bank Ltd.	2,283,929	15,764,066
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	32,145,000	28,226,933
Ireland - 2.5%
DCC PLC (United Kingdom)	307,600	24,746,143
Kerry Group PLC Class A	458,764	32,239,847
Kingspan Group PLC (Ireland)	806,900	23,483,469
Medtronic PLC	478,500	36,375,570
United Drug PLC (United Kingdom)	2,710,396	21,856,037

TOTAL IRELAND		138,701,066

Isle of Man - 0.2%
Playtech Ltd.	954,274	9,951,952
Israel - 0.6%
Frutarom Industries Ltd.	614,172	32,406,736
Italy - 2.1%
Banca Generali SpA	1,178,600	30,013,526
Intesa Sanpaolo SpA	12,169,300	28,583,993
OVS	2,787,700	15,543,149
Recordati SpA	763,800	21,693,177
Reply SpA	141,998	18,241,134

TOTAL ITALY		114,074,979

Japan - 20.1%
Ai Holdings Corp.	1,372,200	26,396,408
Arc Land Sakamoto Co. Ltd.	1,049,000	12,848,880
Astellas Pharma, Inc.	3,555,200	47,717,088
Bridgestone Corp.	961,800	35,291,271
Broadleaf Co. Ltd.	1,028,600	6,395,157
Daiichikosho Co. Ltd.	594,700	23,622,615
Daito Trust Construction Co. Ltd.	219,500	30,696,174
Dentsu, Inc.	725,000	33,517,846
GMO Internet, Inc.	1,509,000	21,904,623
Hoya Corp.	1,224,700	53,387,418
Iriso Electronics Co. Ltd. (b)	184,000	10,299,176
Japan Tobacco, Inc.	1,073,800	34,617,235
Kaken Pharmaceutical Co. Ltd.	356,400	18,055,159
KDDI Corp.	1,687,600	45,343,082
Keyence Corp.	116,980	45,451,356
KOMEDA Holdings Co. Ltd.	1,033,900	17,086,683
Leopalace21 Corp.	1,802,900	10,346,995
Miraca Holdings, Inc.	492,300	22,498,167
Miroku Jyoho Service Co., Ltd.	610,600	9,128,446
Misumi Group, Inc.	1,346,600	25,164,520
Morinaga & Co. Ltd.	396,000	17,115,225
Nabtesco Corp.	1,226,600	32,014,792
Nakanishi, Inc.	763,500	29,516,230
Nippon Paint Holdings Co. Ltd.	888,400	25,965,105
Nitori Holdings Co. Ltd.	322,200	36,012,435
NOF Corp.	1,463,000	15,341,352
OBIC Co. Ltd.	431,900	20,732,424
Olympus Corp.	1,679,000	57,919,626
ORIX Corp.	3,355,800	50,733,776
Otsuka Corp.	356,700	18,354,681
Outsourcing, Inc. (b)	420,600	14,136,720
Recruit Holdings Co. Ltd.	869,400	38,076,193
Shinsei Bank Ltd.	19,582,000	33,818,882
Ship Healthcare Holdings, Inc.	893,400	23,697,928
SMC Corp.	117,900	32,276,052
Software Service, Inc.	108,400	5,059,499
Sundrug Co. Ltd.	318,100	21,918,501
The Suruga Bank Ltd.	829,300	18,949,553
Tsuruha Holdings, Inc.	336,600	31,600,035
VT Holdings Co. Ltd.	3,332,400	16,203,061
Welcia Holdings Co. Ltd.	452,700	24,898,300

TOTAL JAPAN		1,094,108,669

Luxembourg - 0.5%
Eurofins Scientific SA	55,959	25,069,212
Netherlands - 3.2%
IMCD Group BV	1,012,578	45,439,251
ING Groep NV (Certificaten Van Aandelen)	4,332,000	62,233,312
Intertrust NV	959,400	17,870,526
Koninklijke Philips Electronics NV	1,643,200	48,215,617

TOTAL NETHERLANDS		173,758,706

New Zealand - 0.9%
EBOS Group Ltd.	2,276,701	28,230,022
Trade Maine Group Ltd.	6,068,914	22,530,977

TOTAL NEW ZEALAND		50,760,999

Norway - 0.6%
Statoil ASA	1,685,800	31,435,441
Panama - 0.4%
Copa Holdings SA Class A	219,100	21,360,059
Portugal - 0.5%
NOS SGPS SA	5,088,300	28,612,099
Spain - 1.7%
Amadeus IT Holding SA Class A	1,159,600	53,507,687
Grifols SA ADR	2,271,700	38,618,900

TOTAL SPAIN		92,126,587

Sweden - 4.5%
Addlife AB (a)	838,800	13,952,670
Alfa Laval AB	1,569,900	29,290,585
HEXPOL AB (B Shares)	3,192,100	30,909,772
Indutrade AB	845,900	17,146,034
Nordea Bank AB	5,091,800	61,529,337
Svenska Cellulosa AB (SCA) (B Shares)	1,690,300	50,863,838
Swedbank AB (A Shares)	1,582,600	40,003,299

TOTAL SWEDEN		243,695,535

Switzerland - 5.7%
Credit Suisse Group AG	2,960,792	45,196,869
Julius Baer Group Ltd.	851,990	40,052,713
Nestle SA	1,681,231	123,174,614
Sika AG	7,780	40,765,297
UBS Group AG	3,899,056	62,925,496

TOTAL SWITZERLAND		312,114,989

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,310,000	25,810,732
United Kingdom - 20.7%
Aon PLC	226,200	25,492,740
Ascential PLC	4,752,087	17,103,417
Booker Group PLC	11,835,200	30,343,133
British American Tobacco PLC (United Kingdom)	1,191,300	73,536,490
BT Group PLC	9,179,300	35,087,259
Cineworld Group PLC	4,230,000	32,646,421
Close Brothers Group PLC	1,445,021	26,358,628
Coca-Cola European Partners PLC	665,600	22,983,168
Compass Group PLC	1,932,000	34,383,909
Cranswick PLC	483,800	14,095,648
Dechra Pharmaceuticals PLC	474,295	8,687,415
Diageo PLC	1,880,800	52,244,614
Diploma PLC	2,151,303	27,469,343
Equiniti Group PLC	5,530,785	13,045,739
Essentra PLC	3,528,543	18,172,886
Exova Group Ltd. PLC	8,490,635	20,748,268
Halma PLC	1,704,800	19,837,905
Hikma Pharmaceuticals PLC	940,095	21,571,345
Hilton Food Group PLC	1,138,579	9,560,819
Howden Joinery Group PLC	4,019,500	19,083,348
IMI PLC	1,811,299	26,568,641
Intertek Group PLC	686,600	29,298,156
James Fisher and Sons PLC	956,986	18,299,103
Jardine Lloyd Thompson Group PLC	1,681,799	21,791,742
John Wood Group PLC	2,228,196	23,489,731
London Stock Exchange Group PLC	747,345	29,812,474
Melrose Industries PLC	12,550,005	30,825,887
Micro Focus International PLC	1,261,900	34,051,236
Next PLC	236,500	11,394,901
Prudential PLC	2,801,633	54,292,172
Reckitt Benckiser Group PLC	548,300	47,047,225
Rio Tinto PLC	1,347,700	59,707,149
Rolls-Royce Holdings PLC	2,749,166	23,155,209
Rotork PLC	5,104,847	16,401,526
Schroders PLC	835,100	30,823,307
Shawbrook Group PLC (a)	3,417,086	10,746,735
Sinclair Pharma PLC (a)(b)	10,370,587	4,207,399
Spectris PLC	934,900	28,426,439
St. James's Place Capital PLC	2,706,605	36,466,576
Standard Life PLC	7,223,449	31,414,101
Victrex PLC	776,800	18,567,074
Volution Group PLC	9,121,867	19,967,037

TOTAL UNITED KINGDOM		1,129,206,315

United States of America - 3.8%
Alphabet, Inc. Class C (a)	56,893	45,331,773
Cognizant Technology Solutions Corp. Class A (a)	289,800	15,240,582
Fidelity National Information Services, Inc.	489,600	38,884,032
Moody's Corp.	232,400	24,092,908
PPG Industries, Inc.	348,000	34,803,480
S&P Global, Inc.	407,100	48,925,278

TOTAL UNITED STATES OF AMERICA		207,278,053

TOTAL COMMON STOCKS
(Cost $4,846,652,293)		5,297,642,836

Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA
(Cost $44,826,786)	468,900	57,046,210

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.62% (c)	101,861,103	101,881,475
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	51,632,477	51,642,804
TOTAL MONEY MARKET FUNDS
(Cost $153,527,137)		153,524,279
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $5,045,006,216)		5,508,213,325
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(62,903,341)
NET ASSETS - 100%		$5,445,309,984

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,800
Fidelity Securities Lending Cash Central Fund	313,838
Total	$415,638

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$654,464,935	$516,257,703	$138,207,232	$--
Consumer Staples	701,969,104	296,418,121	405,550,983	--
Energy	155,102,472	41,788,834	113,313,638	--
Financials	1,122,291,954	795,210,040	327,081,914	--
Health Care	815,063,151	530,863,414	284,199,737	--
Industrials	809,380,773	664,072,472	145,308,301	--
Information Technology	640,315,742	549,667,078	90,648,664	--
Materials	334,627,405	274,920,256	59,707,149	--
Real Estate	41,043,169	41,043,169	--	--
Telecommunication Services	80,430,341	35,087,259	45,343,082	--
Money Market Funds	153,524,279	153,524,279	--	--
Total Investments in Securities:	$5,508,213,325	$3,898,852,625	$1,609,360,700	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$234,844,052
Level 2 to Level 1	$80,972,447

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $5,046,551,774. Net unrealized appreciation aggregated $461,661,551 of which $731,068,070 related to appreciated investment securities and $269,406,519 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Discovery Fund

January 31, 2017

IGI-QTLY-0317
1.813016.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
Australia - 2.4%
Altium Ltd.	1,569,213	$9,604
Australia & New Zealand Banking Group Ltd.	2,658,487	59,054
Bapcor Ltd.	8,540,156	35,493
Magellan Financial Group Ltd.	1,204,177	21,461
Ramsay Health Care Ltd.	1,050,947	53,242
Spark Infrastructure Group unit	21,505,525	38,165

TOTAL AUSTRALIA		217,019

Austria - 0.9%
Erste Group Bank AG	1,271,400	38,621
Wienerberger AG	2,092,000	40,333

TOTAL AUSTRIA		78,954

Bailiwick of Jersey - 1.9%
Glencore Xstrata PLC (a)	17,551,041	72,078
Integrated Diagnostics Holdings PLC	199,300	511
IWG PLC	6,386,188	20,060
Randgold Resources Ltd. sponsored ADR (b)	189,614	16,106
Shire PLC	552,000	30,733
Wolseley PLC	499,349	30,925

TOTAL BAILIWICK OF JERSEY		170,413

Belgium - 1.5%
Anheuser-Busch InBev SA NV	434,627	45,383
KBC Groep NV	1,380,352	89,435

TOTAL BELGIUM		134,818

Canada - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	725,100	33,217
Cenovus Energy, Inc.	2,637,000	35,991
Constellation Software, Inc.	97,100	43,857
Franco-Nevada Corp.	227,700	14,810
PrairieSky Royalty Ltd. (b)	1,810,573	42,438
Suncor Energy, Inc.	676,200	20,973

TOTAL CANADA		191,286

Cayman Islands - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	417,200	42,267
Ctrip.com International Ltd. ADR (a)	720,000	31,111
JD.com, Inc. sponsored ADR (a)	1,261,000	35,812
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,277,100	60,726

TOTAL CAYMAN ISLANDS		169,916

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	623,582	31,210
Wuliangye Yibin Co. Ltd. Class A	5,202,900	27,974

TOTAL CHINA		59,184

Cyprus - 0.0%
SPDI Secure Property Development & Investment PLC (a)	517,230	94
Denmark - 1.0%
DONG Energy A/S	102,703	3,887
Nets A/S (c)	1,621,800	28,606
Novo Nordisk A/S Series B	1,396,745	50,478
Novozymes A/S Series B	184,000	7,167

TOTAL DENMARK		90,138

Finland - 0.5%
Sampo Oyj (A Shares)	955,300	44,239
France - 9.9%
ALTEN	457,959	34,111
Altran Technologies SA	2,923,600	43,253
Amundi SA	671,847	36,843
Atos Origin SA	257,190	27,344
AXA SA	2,889,800	71,023
BNP Paribas SA	811,200	51,823
Capgemini SA	621,500	50,566
Cegedim SA (a)	536,390	15,061
Dassault Aviation SA	18,200	20,970
Havas SA	4,615,881	41,487
Maisons du Monde SA	1,122,200	31,648
Rexel SA	1,540,100	26,775
Rubis	321,900	27,083
Societe Generale Series A	1,588,100	77,638
Sodexo SA (b)	397,100	43,874
SR Teleperformance SA	197,100	21,088
Total SA	3,973,123	201,019
VINCI SA	1,018,100	71,328

TOTAL FRANCE		892,934

Germany - 6.5%
adidas AG	252,900	39,763
Axel Springer Verlag AG	604,902	31,814
Deutsche Borse AG (a)	164,581	15,144
Deutsche Post AG	1,817,395	60,730
Deutsche Telekom AG	1,845,500	32,309
Fresenius SE & Co. KGaA	440,400	34,672
Henkel AG & Co. KGaA	342,700	36,047
KION Group AG	569,649	34,621
Nexus AG	614,500	13,055
ProSiebenSat.1 Media AG	855,300	36,386
Rational AG	94,205	42,712
SAP AG	1,722,813	157,552
Scout24 Holding GmbH (a)	558,300	19,892
Wirecard AG (b)	594,600	28,762

TOTAL GERMANY		583,459

Hong Kong - 2.3%
AIA Group Ltd.	20,254,600	125,403
China Resources Beer Holdings Co. Ltd. (a)	13,127,600	26,664
Techtronic Industries Co. Ltd.	16,044,000	55,490

TOTAL HONG KONG		207,557

India - 2.8%
Bharti Infratel Ltd.	10,995,919	47,850
Dr Lal Pathlabs Ltd.	798,016	13,190
HDFC Bank Ltd.	1,034,409	22,264
HDFC Bank Ltd. sponsored ADR	1,000,284	68,950
Housing Development Finance Corp. Ltd.	4,967,095	100,486

TOTAL INDIA		252,740

Indonesia - 0.5%
PT Bank Central Asia Tbk	16,688,600	19,123
PT Bank Rakyat Indonesia Tbk	32,624,300	28,648

TOTAL INDONESIA		47,771

Ireland - 2.6%
Cairn Homes PLC (a)	17,549,270	24,012
CRH PLC	2,269,900	78,733
Dalata Hotel Group PLC (a)	5,126,600	23,742
Green REIT PLC	9,492,200	13,321
James Hardie Industries PLC CDI	1,790,532	28,082
Kerry Group PLC Class A	574,300	40,359
Ryanair Holdings PLC sponsored ADR (a)	260,966	21,832

TOTAL IRELAND		230,081

Isle of Man - 0.6%
Paysafe Group PLC (a)	11,183,925	53,731
Israel - 0.5%
Frutarom Industries Ltd.	931,500	49,151
Italy - 0.6%
De Longhi SpA	1,427,100	35,541
Intesa Sanpaolo SpA	5,941,000	13,955

TOTAL ITALY		49,496

Japan - 17.7%
ACOM Co. Ltd. (a)	2,209,000	9,528
Aozora Bank Ltd.	8,893,000	32,450
Casio Computer Co. Ltd. (b)	2,015,200	27,914
Daito Trust Construction Co. Ltd.	246,600	34,486
Dentsu, Inc.	1,150,400	53,185
Don Quijote Holdings Co. Ltd.	996,300	36,134
Hoya Corp.	1,560,000	68,004
Japan Tobacco, Inc.	268,400	8,653
KDDI Corp.	4,156,700	111,684
Keyence Corp.	209,320	81,329
Komatsu Ltd.	1,614,100	38,220
Misumi Group, Inc.	2,871,700	53,665
Mitsubishi UFJ Financial Group, Inc.	14,176,400	90,779
Monex Group, Inc.	12,156,649	32,192
Morinaga & Co. Ltd.	578,200	24,990
Nidec Corp.	324,300	30,474
Nintendo Co. Ltd.	159,700	32,688
Nitori Holdings Co. Ltd.	226,100	25,271
Olympus Corp.	2,207,500	76,151
OMRON Corp.	920,100	37,770
ORIX Corp.	7,418,500	112,155
Recruit Holdings Co. Ltd.	1,519,400	66,544
Relo Holdings Corp.	178,400	26,197
Shionogi & Co. Ltd.	804,600	38,659
SMC Corp.	139,300	38,134
SMS Co., Ltd.	1,148,500	27,525
SoftBank Corp.	868,500	66,909
Sony Corp.	3,159,700	95,669
Start Today Co. Ltd.	2,068,200	38,888
Sundrug Co. Ltd.	573,400	39,510
Tsuruha Holdings, Inc.	581,500	54,591
VT Holdings Co. Ltd.	3,872,500	18,829
Welcia Holdings Co. Ltd.	1,024,100	56,325

TOTAL JAPAN		1,585,502

Luxembourg - 0.7%
Eurofins Scientific SA	144,039	64,528
Malta - 0.0%
Unibet Group PLC unit	247,848	2,093
Marshall Islands - 0.2%
Hoegh LNG Partners LP	715,655	13,991
Netherlands - 4.3%
ASML Holding NV (Netherlands)	654,600	79,484
Basic-Fit NV	579,100	10,074
IMCD Group BV	1,603,400	71,952
ING Groep NV (Certificaten Van Aandelen)	5,172,700	74,311
Intertrust NV	1,544,800	28,775
Koninklijke Philips Electronics NV	3,508,200	102,939
Takeaway.com Holding BV (c)	505,200	16,522
Van Lanschot NV unit	223,700	4,825

TOTAL NETHERLANDS		388,882

New Zealand - 0.9%
EBOS Group Ltd.	3,154,998	39,120
Ryman Healthcare Group Ltd.	6,707,285	42,863

TOTAL NEW ZEALAND		81,983

Norway - 1.7%
Statoil ASA	8,048,000	150,073
Philippines - 0.3%
SM Investments Corp.	2,042,375	28,367
Romania - 0.2%
Banca Transilvania SA	37,524,532	21,266
South Africa - 1.7%
Aspen Pharmacare Holdings Ltd.	656,700	15,010
EOH Holdings Ltd.	3,062,767	33,344
Naspers Ltd. Class N	633,400	100,908

TOTAL SOUTH AFRICA		149,262

Spain - 3.4%
Amadeus IT Holding SA Class A	1,624,700	74,969
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	19,505
CaixaBank SA	18,829,633	68,724
Grifols SA ADR	1,152,800	19,598
Hispania Activos Inmobiliarios SA	1,424,325	17,528
Inditex SA	2,036,776	67,137
Mediaset Espana Comunicacion SA	2,836,600	34,632

TOTAL SPAIN		302,093

Sweden - 3.5%
ASSA ABLOY AB (B Shares)	3,277,200	62,013
HEXPOL AB (B Shares)	1,872,700	18,134
Indutrade AB	1,342,200	27,206
Nordea Bank AB	4,701,800	56,817
Saab AB (B Shares)	979,400	39,995
Sandvik AB	2,729,900	36,827
Svenska Cellulosa AB (SCA) (B Shares)	1,108,200	33,348
Svenska Handelsbanken AB (A Shares)	2,492,700	37,213

TOTAL SWEDEN		311,553

Switzerland - 6.5%
ABB Ltd. (Reg.)	3,932,270	93,709
Credit Suisse Group AG	3,002,287	45,830
Julius Baer Group Ltd.	892,410	41,953
Kaba Holding AG (B Shares) (Reg.)	41,400	32,047
Nestle SA	1,872,584	137,194
Panalpina Welttransport Holding AG	323,340	39,864
Partners Group Holding AG	114,926	57,925
Schindler Holding AG (participation certificate)	170,348	32,364
Syngenta AG (a)	126,126	53,469
UBS Group AG	3,331,370	53,764

TOTAL SWITZERLAND		588,119

Taiwan - 0.7%
Largan Precision Co. Ltd.	209,000	29,818
Taiwan Semiconductor Manufacturing Co. Ltd.	5,895,000	35,303

TOTAL TAIWAN		65,121

United Kingdom - 15.2%
BAE Systems PLC	4,026,900	29,576
Barclays PLC	13,479,651	37,410
BCA Marketplace PLC	7,762,300	18,334
BHP Billiton PLC	4,477,601	81,662
Booker Group PLC	14,197,800	36,400
British American Tobacco PLC:
(United Kingdom)	1,227,100	75,746
sponsored ADR	211,500	26,057
Bunzl PLC	1,705,400	44,817
Cineworld Group PLC	2,055,200	15,862
CMC Markets PLC	12,077,600	16,850
Compass Group PLC	1,891,700	33,667
Countryside Properties PLC	3,312,793	9,731
Dialog Semiconductor PLC (a)	585,500	27,146
Diploma PLC	2,312,600	29,529
Domino's Pizza UK & IRL PLC	4,500,300	20,511
GlaxoSmithKline PLC	4,905,700	94,803
Imperial Tobacco Group PLC	852,167	39,381
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (a)(c)	2,466,200	25,165
LivaNova PLC (a)	414,100	19,920
LivaNova PLC (a)	193,700	9,133
London Stock Exchange Group PLC	1,316,236	52,506
Melrose Industries PLC	33,359,962	81,940
Micro Focus International PLC	3,845,400	103,765
Moneysupermarket.com Group PLC	5,210,600	21,599
NCC Group Ltd.	9,151,300	21,327
Reckitt Benckiser Group PLC	801,600	68,782
Rex Bionics PLC (a)(d)	1,297,286	318
Rio Tinto PLC	1,893,300	83,879
Softcat PLC	4,890,800	19,110
Spirax-Sarco Engineering PLC	522,100	28,275
St. James's Place Capital PLC	2,354,900	31,728
Standard Chartered PLC (United Kingdom) (a)	9,623,197	93,712
TechnipFMC PLC (a)	799,800	26,212
Zoopla Property Group PLC	8,567,809	39,470

TOTAL UNITED KINGDOM		1,364,323

United States of America - 2.4%
Alexion Pharmaceuticals, Inc. (a)	211,900	27,691
Global Payments, Inc.	492,300	38,045
Monsanto Co.	287,400	31,128
MSCI, Inc.	562,300	46,530
Visa, Inc. Class A	824,100	68,161

TOTAL UNITED STATES OF AMERICA		211,555

TOTAL COMMON STOCKS
(Cost $7,762,633)		8,851,692

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(e)
(Cost $18,833)	5,958,244	18,833
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.54% 2/2/17 to 4/20/17 (Cost $3,679)(f)	3,680	3,679
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.62% (g)	44,659,462	44,668
Fidelity Securities Lending Cash Central Fund 0.65% (g)(h)	66,740,955	66,754
TOTAL MONEY MARKET FUNDS
(Cost $111,425)		111,422
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $7,896,570)		8,985,626
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,970)
NET ASSETS - 100%		$8,979,656

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
335 TSE TOPIX Index Contracts (Japan)	March 2017	45,009	$1,161

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,293,000 or 0.8% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,833,000 or 0.2% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,007,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$209
Fidelity Securities Lending Cash Central Fund	678
Total	$887

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$12,739	$--	$--	$590	$--
Rex Bionics PLC	357	--	--	--	318
Total	$13,096	$--	$--	$590	$318

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,190,598	$849,645	$322,120	$18,833
Consumer Staples	841,831	454,714	387,117	--
Energy	490,697	139,605	351,092	--
Financials	1,927,743	1,220,560	707,183	--
Health Care	726,740	550,726	176,014	--
Industrials	1,388,273	1,030,891	357,382	--
Information Technology	1,310,398	1,005,371	305,027	--
Materials	574,732	330,458	244,274	--
Real Estate	91,626	91,626	--	--
Telecommunication Services	258,752	47,850	210,902	--
Utilities	69,135	69,135	--	--
Government Obligations	3,679	--	3,679	--
Money Market Funds	111,422	111,422	--	--
Total Investments in Securities:	$8,985,626	$5,902,003	$3,064,790	$18,833
Derivative Instruments:
Assets
Futures Contracts	$1,161	$1,161	$--	$--
Total Assets	$1,161	$1,161	$--	$--
Total Derivative Instruments:	$1,161	$1,161	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$643,783
Level 2 to Level 1	$100,486

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $7,919,738,000. Net unrealized appreciation aggregated $1,065,888,000, of which $1,325,193,000 related to appreciated investment securities and $259,305,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nordic Fund

January 31, 2017

NOR-QTLY-0317
1.813058.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bermuda - 2.5%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$1,887,779
Vostok New Ventures Ltd. SDR (a)	928,154	7,533,804

TOTAL BERMUDA		9,421,583

Denmark - 16.4%
Nets A/S (b)	612,800	10,808,702
Novo Nordisk A/S Series B	780,405	28,203,638
Novozymes A/S Series B	71,260	2,775,524
Royal Unibrew A/S	298,300	11,315,432
Scandinavian Tobacco Group A/S	428,117	7,352,342

TOTAL DENMARK		60,455,638

Finland - 12.4%
Cramo Oyj (B Shares)	285,109	7,094,218
Olvi PLC (A Shares)	289,146	8,833,367
Vaisala Oyj	413,400	15,351,526
Valmet Corp.	916,185	14,469,388

TOTAL FINLAND		45,748,499

Malta - 7.8%
Kambi Group PLC (a)	1,373,411	16,015,356
Unibet Group PLC unit	1,512,198	12,767,183

TOTAL MALTA		28,782,539

Norway - 8.5%
Orkla ASA	932,600	8,695,018
Schibsted ASA:
(A Shares)	311,400	8,234,230
(B Shares)	262,847	6,548,828
Zalaris ASA (A Shares) (c)	1,912,400	7,790,525

TOTAL NORWAY		31,268,601

Sweden - 49.0%
Addlife AB (a)	227,375	3,782,175
AddTech AB (B Shares)	623,800	10,768,575
AF AB (B Shares)	433,300	8,649,059
Bravida AB	2,590,500	17,132,584
Coor Service Management Holding AB	565,300	3,554,492
Dometic Group AB (a)	1,889,300	14,849,422
Dustin Group AB (d)	325,861	2,468,051
East Capital Explorer AB (c)	1,420,992	10,803,120
Getinge AB (B Shares)	860,500	13,910,290
Investor AB (B Shares)	474,308	18,918,963
Mekonomen AB (d)	595,590	12,732,829
Nobia AB	1,346,400	12,113,921
Pandox AB	1,031,348	16,495,248
Svenska Cellulosa AB (SCA) (B Shares)	826,400	24,867,701
Systemair AB	690,479	9,985,663

TOTAL SWEDEN		181,032,093

United States of America - 2.3%
Autoliv, Inc. Swedish Depository Receipt	74,000	8,519,166
TOTAL COMMON STOCKS
(Cost $338,509,496)		365,228,119

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.62% (e)	9,783,889	9,785,846
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	2,326,157	2,326,622
TOTAL MONEY MARKET FUNDS
(Cost $12,112,468)		12,112,468
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $350,621,964)		377,340,587
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(8,064,048)
NET ASSETS - 100%		$369,276,539

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,808,702 or 2.9% of net assets.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,285
Fidelity Securities Lending Cash Central Fund	7,527
Total	$9,812

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
East Capital Explorer AB	$9,439,560	$--	$--	$--	$10,803,120
Zalaris ASA (A Shares)	7,059,517	--	--	--	7,790,525
Total	$16,499,077	$--	$--	$--	$18,593,645

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$110,744,234	$110,744,234	$--	$--
Consumer Staples	53,711,518	28,843,817	24,867,701	--
Financials	46,496,008	46,496,008	--	--
Health Care	45,896,103	17,692,465	28,203,638	--
Industrials	79,444,504	79,444,504	--	--
Information Technology	26,160,228	26,160,228	--	--
Materials	2,775,524	2,775,524	--	--
Money Market Funds	12,112,468	12,112,468	--	--
Total Investments in Securities:	$377,340,587	$324,269,248	$53,071,339	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$27,737,150
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $354,698,534. Net unrealized appreciation aggregated $22,642,053, of which $44,900,347 related to appreciated investment securities and $22,258,294 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

January 31, 2017

GCS-QTLY-0317
1.879386.107

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Aerospace & Defense - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	210,718	$1,774,800
Building Products - 0.2%
Building Products - 0.2%
Masco Corp.	28,500	939,075
Chemicals - 22.7%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	28,400	2,648,868
Diversified Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	600	45,300
The Chemours Co. LLC	50,300	1,328,926
The Dow Chemical Co.	7,000	417,410
		1,791,636
Fertilizers & Agricultural Chemicals - 21.0%
Agrium, Inc.	80,600	8,301,258
CF Industries Holdings, Inc.	291,360	10,282,094
FMC Corp.	44,800	2,695,168
K&S AG (a)	114,400	2,894,718
Monsanto Co.	236,600	25,626,146
Potash Corp. of Saskatchewan, Inc.	510,000	9,488,646
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	65,500	2,116,960
Syngenta AG (Switzerland)	44,596	18,953,903
The Mosaic Co.	210,661	6,608,436
UPL Ltd. (b)	85,400	916,739
Yara International ASA	98,100	4,134,257
		92,018,325
Specialty Chemicals - 0.7%
Frutarom Industries Ltd.	16,600	875,898
Platform Specialty Products Corp. (b)	31,900	387,266
Sherwin-Williams Co.	1,400	425,334
W.R. Grace & Co.	17,900	1,241,186
		2,929,684

TOTAL CHEMICALS		99,388,513

Construction& Engineering - 0.4%
Construction & Engineering - 0.4%
Dycom Industries, Inc. (b)	11,200	903,392
KBR, Inc.	12,800	217,728
VINCI SA	9,400	658,560
		1,779,680
Construction Materials - 0.2%
Construction Materials - 0.2%
West China Cement Ltd. (b)	6,522,000	898,117
Containers & Packaging - 0.6%
Paper Packaging - 0.6%
Graphic Packaging Holding Co.	70,200	878,202
Smurfit Kappa Group PLC	31,300	824,436
WestRock Co.	14,559	776,868
		2,479,506
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Acuity Brands, Inc.	4,400	911,812
Energy Equipment & Services - 0.2%
Oil & Gas Equipment & Services - 0.2%
Baker Hughes, Inc.	13,800	870,504
Food Products - 6.8%
Agricultural Products - 6.5%
Archer Daniels Midland Co.	326,300	14,442,038
Bunge Ltd.	91,500	6,332,715
Darling International, Inc. (b)	169,400	2,032,800
First Resources Ltd.	1,605,600	2,198,750
Ingredion, Inc.	9,500	1,217,805
SLC Agricola SA	418,100	2,178,668
		28,402,776
Packaged Foods & Meats - 0.3%
Adecoagro SA (b)	102,700	1,188,239

TOTAL FOOD PRODUCTS		29,591,015

Household Products - 0.4%
Household Products - 0.4%
Svenska Cellulosa AB (SCA) (B Shares)	60,700	1,826,560
Independent Power and Renewable Electricity Producers - 0.3%
Independent Power Producers & Energy Traders - 0.3%
China Resources Power Holdings Co. Ltd.	656,000	1,126,672
Machinery - 1.0%
Agricultural & Farm Machinery - 0.6%
AGCO Corp.	13,500	847,800
Deere & Co.	300	32,115
Jain Irrigation Systems Ltd.	1,414,459	1,977,708
		2,857,623
Construction Machinery & Heavy Trucks - 0.4%
Allison Transmission Holdings, Inc.	24,900	871,002
Caterpillar, Inc.	9,100	870,506
		1,741,508

TOTAL MACHINERY		4,599,131

Metals & Mining - 29.4%
Copper - 1.5%
First Quantum Minerals Ltd.	199,824	2,519,971
Freeport-McMoRan, Inc. (b)	257,300	4,284,045
		6,804,016
Diversified Metals & Mining - 15.1%
Anglo American PLC (United Kingdom) (b)	251,851	4,302,532
Arizona Mining, Inc. (b)	145,000	328,722
BHP Billiton PLC	1,023,104	18,659,185
Glencore Xstrata PLC (b)	3,290,819	13,514,541
Grupo Mexico SA de CV Series B	333,511	1,000,205
Ivanhoe Mines Ltd. (b)	427,200	1,303,350
Korea Zinc Co. Ltd.	2,332	992,224
MMC Norilsk Nickel PJSC sponsored ADR	53,800	869,946
Rio Tinto PLC	406,287	17,999,732
South32 Ltd.	618,778	1,295,093
Sumitomo Metal Mining Co. Ltd.	114,000	1,546,789
Teck Resources Ltd. Class B (sub. vtg.)	131,900	3,232,500
Turquoise Hill Resources Ltd. (b)	247,700	896,574
		65,941,393
Gold - 7.8%
Acacia Mining PLC	184,100	997,029
Agnico Eagle Mines Ltd. (Canada)	50,500	2,408,865
AngloGold Ashanti Ltd. sponsored ADR (b)	98,800	1,255,748
B2Gold Corp. (b)	648,180	1,967,578
Barrick Gold Corp.	270,500	4,984,891
Continental Gold, Inc. (b)	319,700	1,063,824
Detour Gold Corp. (b)	67,600	916,918
Eldorado Gold Corp. (b)	263,900	932,903
Franco-Nevada Corp.	34,900	2,270,076
Goldcorp, Inc.	55,210	892,694
New Gold, Inc. (b)	168,000	448,000
Newcrest Mining Ltd.	54,365	887,691
Newmont Mining Corp.	124,600	4,520,488
Premier Gold Mines Ltd. (b)	837,800	1,886,458
Randgold Resources Ltd. sponsored ADR	60,100	5,104,894
Royal Gold, Inc.	12,700	916,559
SEMAFO, Inc. (b)	294,100	1,096,165
Tahoe Resources, Inc.	100,900	920,410
Torex Gold Resources, Inc. (b)	43,070	913,531
		34,384,722
Precious Metals & Minerals - 0.7%
Fresnillo PLC	68,900	1,259,405
Gold Standard Ventures Corp. (b)	352,700	964,928
Impala Platinum Holdings Ltd. (b)	67,400	268,603
Industrias Penoles SA de CV	19,600	463,497
		2,956,433
Silver - 0.7%
Silver Wheaton Corp.	132,400	2,927,299
Steel - 3.6%
ArcelorMittal SA Class A unit (a)(b)	409,310	3,188,525
Fortescue Metals Group Ltd.	240,700	1,215,762
Hyundai Steel Co.	34,052	1,720,881
Nippon Steel & Sumitomo Metal Corp.	36,900	894,313
Nucor Corp.	58,792	3,415,227
POSCO	17,262	4,071,227
Thyssenkrupp AG	50,100	1,262,837
		15,768,772

TOTAL METALS & MINING		128,782,635

Oil, Gas & Consumable Fuels - 29.9%
Coal & Consumable Fuels - 0.2%
Arch Coal, Inc. (b)	12,300	885,477
Integrated Oil & Gas - 14.9%
BP PLC	432,100	2,580,734
Cenovus Energy, Inc.	98,600	1,345,734
Chevron Corp.	156,600	17,437,410
China Petroleum & Chemical Corp. (H Shares)	1,948,000	1,538,778
Exxon Mobil Corp.	113,400	9,513,126
Imperial Oil Ltd.	49,300	1,620,791
Lukoil PJSC sponsored ADR	46,600	2,614,726
Occidental Petroleum Corp.	47,400	3,212,298
Royal Dutch Shell PLC:
Class A (United Kingdom)	149,500	4,054,691
Class B (United Kingdom)	44,393	1,253,855
Statoil ASA	104,500	1,948,632
Suncor Energy, Inc.	298,132	9,246,961
Total SA	174,000	8,803,563
		65,171,299
Oil & Gas Exploration & Production - 14.2%
Anadarko Petroleum Corp.	127,500	8,865,075
Apache Corp.	29,500	1,764,690
Cabot Oil & Gas Corp.	75,400	1,619,592
Canadian Natural Resources Ltd.	62,400	1,886,506
Carrizo Oil & Gas, Inc. (b)	25,100	887,536
Cimarex Energy Co.	6,800	919,428
CNOOC Ltd. sponsored ADR	11,600	1,459,628
Concho Resources, Inc. (b)	5,500	766,920
ConocoPhillips Co.	148,000	7,216,480
Continental Resources, Inc. (b)	20,300	985,768
Devon Energy Corp.	42,400	1,930,896
Diamondback Energy, Inc.(b)	8,600	904,462
EOG Resources, Inc.	43,900	4,459,362
EQT Corp.	30,401	1,843,213
Extraction Oil & Gas, Inc.	48,087	861,719
Hess Corp.	20,000	1,083,600
INPEX Corp.	84,500	831,080
Marathon Oil Corp.	56,800	951,400
Murphy Oil Corp.	15,400	445,214
Newfield Exploration Co. (b)	21,900	877,752
Noble Energy, Inc.	111,200	4,421,312
NOVATEK OAO GDR (Reg. S)	13,400	1,696,440
Parsley Energy, Inc. Class A (b)	32,400	1,141,128
PDC Energy, Inc. (b)	10,900	805,946
Pioneer Natural Resources Co.	13,010	2,344,792
PrairieSky Royalty Ltd.	83,798	1,964,141
QEP Resources, Inc. (b)	63,300	1,103,952
Range Resources Corp.	46,900	1,516,746
Rice Energy, Inc. (b)	53,700	1,064,871
RSP Permian, Inc. (b)	21,100	898,016
SM Energy Co.	27,800	848,178
Southwestern Energy Co. (b)	107,000	964,070
Whiting Petroleum Corp. (b)	105,800	1,173,322
Woodside Petroleum Ltd.	59,111	1,414,828
		61,918,063
Oil & Gas Refining & Marketing - 0.1%
Reliance Industries Ltd.	29,700	459,786
Oil & Gas Storage & Transport - 0.5%
Boardwalk Pipeline Partners, LP	23,800	439,348
Kinder Morgan, Inc.	39,600	884,664
The Williams Companies, Inc.	30,400	876,736
		2,200,748

TOTAL OIL, GAS & CONSUMABLE FUELS		130,635,373

Paper & Forest Products - 4.1%
Forest Products - 1.2%
Boise Cascade Co. (b)	48,900	1,212,720
Norbord, Inc.	43,500	1,079,769
TFS Corp. Ltd.	1,617,547	1,925,994
West Fraser Timber Co. Ltd.	35,900	1,226,049
		5,444,532
Paper Products - 2.9%
Empresas CMPC SA	625,079	1,345,523
Mondi PLC	189,700	4,178,632
Nine Dragons Paper (Holdings) Ltd.	772,000	888,522
Sappi Ltd.	134,161	861,916
Stora Enso Oyj (R Shares)	187,300	2,127,042
UPM-Kymmene Corp.	134,200	3,042,247
		12,443,882

TOTAL PAPER & FOREST PRODUCTS		17,888,414

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (b)	85,500	1,107,225
TOTAL COMMON STOCKS
(Cost $457,655,271)		424,599,032

Nonconvertible Preferred Stocks - 1.5%
Metals & Mining - 0.9%
Steel - 0.9%
Vale SA (PN-A) sponsored ADR	406,800	3,941,892
Oil, Gas & Consumable Fuels - 0.4%
Integrated Oil & Gas - 0.4%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	182,700	1,737,477
Paper & Forest Products - 0.2%
Paper Products - 0.2%
Suzano Papel e Celulose SA	191,300	813,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,725,243)		6,492,869

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.62% (c)	9,114,820	9,116,643
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	5,932,848	5,934,034
TOTAL MONEY MARKET FUNDS
(Cost $15,051,001)		15,050,677
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $479,431,515)		446,142,578
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,691,450)
NET ASSETS - 100%		$437,451,128

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,531
Fidelity Securities Lending Cash Central Fund	25,684
Total	$35,215

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$424,599,032	$336,656,365	$87,942,667	$--
Nonconvertible Preferred Stocks	6,492,869	6,492,869	--	--
Money Market Funds	15,050,677	15,050,677	--	--
Total Investments in Securities:	$446,142,578	$358,199,911	$87,942,667	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2017, the cost of investment securities for income tax purposes was $484,709,345. Net unrealized depreciation aggregated $38,566,767, of which $32,215,896 related to appreciated investment securities and $70,782,663 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017